UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: March 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of March 31, 2012

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2012.

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.4%
	Consumer Discretionary — 13.2%
	Auto Components — 1.0%
363	Gentex Corp.	8,894
287	Johnson Controls, Inc.	9,309

		18,203

	Distributors — 0.6%
176	Genuine Parts Co.	11,039

	Hotels, Restaurants & Leisure — 2.1%
259	Dunkin’ Brands Group, Inc.	7,806
162	McDonald’s Corp.	15,856
237	Yum! Brands, Inc.	16,867

		40,529

	Household Durables — 0.9%
260	Tupperware Brands Corp.	16,505

	Media — 3.1%
862	Cinemark Holdings, Inc.	18,925
245	Time Warner Cable, Inc.	19,959
530	Time Warner, Inc.	20,022

		58,906

	Multiline Retail — 0.6%
207	Nordstrom, Inc.	11,538

	Specialty Retail — 3.4%
544	Home Depot, Inc. (The)	27,386
348	Limited Brands, Inc.	16,695
96	Tiffany & Co.	6,649
137	TJX Cos., Inc.	5,445
195	Williams-Sonoma, Inc.	7,294

		63,469

	Textiles, Apparel & Luxury Goods — 1.5%
84	NIKE, Inc., Class B	9,150
128	V.F. Corp.	18,717

		27,867

	Total Consumer Discretionary	248,056

	Consumer Staples — 7.3%
	Beverages — 1.5%
285	Coca-Cola Co. (The)	21,103
177	Dr. Pepper Snapple Group, Inc.	7,107

		28,210

	Food Products — 2.8%
238	Hershey Co. (The)	14,575
225	JM Smucker Co. (The)	18,346
528	Kraft Foods, Inc., Class A	20,057

		52,978

	Household Products — 0.9%
262	Procter & Gamble Co. (The)	17,601

	Tobacco — 2.1%
137	Lorillard, Inc.	17,782
233	Philip Morris International, Inc.	20,662

		38,444

	Total Consumer Staples	137,233

	Energy — 11.3%
	Oil, Gas & Consumable Fuels — 11.3%
295	Chevron Corp.	31,656
661	ConocoPhillips	50,237
308	Energy Transfer Equity LP	12,404
379	Exxon Mobil Corp.	32,831
314	Kinder Morgan, Inc.	12,151
374	NuStar GP Holdings LLC	12,948
164	Occidental Petroleum Corp.	15,624
421	Spectra Energy Corp.	13,271
979	Williams Cos., Inc. (The)	30,167

	Total Energy	211,289

	Financials — 21.9%
	Capital Markets — 4.7%
202	Ameriprise Financial, Inc.	11,554
142	BlackRock, Inc.	29,137
582	T. Rowe Price Group, Inc.	37,996
180	W.P. Carey & Co. LLC	8,361

		87,048

	Commercial Banks — 7.9%
531	BB&T Corp.	16,679
364	Cullen/Frost Bankers, Inc.	21,162
296	M&T Bank Corp.	25,685
565	U.S. Bancorp	17,899
1,966	Wells Fargo & Co.	67,108

		148,533

	Diversified Financial Services — 1.0%
67	CME Group, Inc., Class A	19,440

	Insurance — 5.3%
432	Arthur J. Gallagher & Co.	15,446
287	Cincinnati Financial Corp.	9,887
531	OneBeacon Insurance Group Ltd., Class A	8,189
477	Prudential Financial, Inc.	30,213
286	Travelers Cos., Inc. (The)	16,906
584	Validus Holdings Ltd., (Bermuda)	18,083

		98,724

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Real Estate Investment Trusts (REITs) — 2.5%
68	Agree Realty Corp.	1,535
167	Alexandria Real Estate Equities, Inc.	12,245
240	National Health Investors, Inc.	11,699
148	Simon Property Group, Inc.	21,501

		46,980

	Thrifts & Mortgage Finance — 0.5%
749	People’s United Financial, Inc.	9,919

	Total Financials	410,644

	Health Care — 10.7%
	Health Care Equipment & Supplies — 1.6%
296	Baxter International, Inc.	17,705
153	Becton, Dickinson & Co.	11,890

		29,595

	Health Care Providers & Services — 0.9%
669	Lincare Holdings, Inc.	17,318

	Pharmaceuticals — 8.2%
261	Abbott Laboratories	15,984
449	Johnson & Johnson	29,632
1,316	Merck & Co., Inc.	50,522
2,493	Pfizer, Inc.	56,501

		152,639

	Total Health Care	199,552

	Industrials — 9.1%
	Aerospace & Defense — 1.9%
239	Honeywell International, Inc.	14,609
243	United Technologies Corp.	20,147

		34,756

	Air Freight & Logistics — 0.5%
124	United Parcel Service, Inc., Class B	9,980

	Commercial Services & Supplies — 0.8%
515	Republic Services, Inc.	15,745

	Electrical Equipment — 1.4%
490	Emerson Electric Co.	25,588

	Industrial Conglomerates — 1.3%
282	3M Co.	25,118

	Machinery — 2.2%
317	PACCAR, Inc.	14,855
415	Snap-on, Inc.	25,290

		40,145

	Marine — 0.1%
155	Seaspan Corp., (Hong Kong)	2,689

	Road & Rail — 0.9%
252	Norfolk Southern Corp.	16,605

	Total Industrials	170,626

	Information Technology — 11.0%
	Electronic Equipment, Instruments & Components — 1.1%
705	Molex, Inc.	19,818

	IT Services — 2.4%
256	Accenture plc, (Ireland), Class A	16,540
351	Automatic Data Processing, Inc.	19,350
42	International Business Machines Corp.	8,862

		44,752

	Semiconductors & Semiconductor Equipment — 5.5%
541	Analog Devices, Inc.	21,845
555	Intel Corp.	15,592
446	KLA-Tencor Corp.	24,298
570	Linear Technology Corp.	19,209
622	Xilinx, Inc.	22,666

		103,610

	Software — 2.0%
1,146	Microsoft Corp.	36,971

	Total Information Technology	205,151

	Materials — 4.9%
	Chemicals — 4.1%
198	Air Products & Chemicals, Inc.	18,144
536	E.I. du Pont de Nemours & Co.	28,336
314	PPG Industries, Inc.	30,077

		76,557

	Containers & Packaging — 0.8%
274	Greif, Inc., Class A	15,345

	Total Materials	91,902

	Telecommunication Services — 3.7%
	Diversified Telecommunication Services — 3.7%
865	AT&T, Inc.	27,022
283	CenturyLink, Inc.	10,941
805	Verizon Communications, Inc.	30,784

	Total Telecommunication Services	68,747

	Utilities — 5.3%
	Electric Utilities — 2.1%
243	NextEra Energy, Inc.	14,836
381	Northeast Utilities	14,137
245	Southern Co. (The)	11,014

		39,987

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Gas Utilities — 1.0%
224	ONEOK, Inc.	18,273

	Multi-Utilities — 1.9%
743	CMS Energy Corp.	16,348
334	Sempra Energy	20,043

		36,391

	Water Utilities — 0.3%
148	American Water Works Co., Inc.	5,040

	Total Utilities	99,691

	Total Common Stocks (Cost $1,604,348)	1,842,891

Short-Term Investment — 3.2%
	Investment Company — 3.2%
59,344	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.180% (b) (l) (m) (Cost $59,344)	59,344

	Total Investments — 101.6% (Cost $1,663,692)	1,902,235
	Liabilities in Excess of Other Assets — (1.6)%	(30,079)

	NET ASSETS — 100.0%	$1,872,156

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$239,674
Aggregate gross unrealized depreciation	(1,131)

Net unrealized appreciation/depreciation	$238,543

Federal income tax cost of investments	$1,663,692

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,902,235	$—	$—	$1,902,235

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 99.5%
	Consumer Discretionary — 10.9%
	Auto Components — 0.3%
16	BorgWarner, Inc. (a)	1,338
36	Goodyear Tire & Rubber Co. (The) (a)	399
99	Johnson Controls, Inc.	3,214

		4,951

	Automobiles — 0.5%
553	Ford Motor Co.	6,901
33	Harley-Davidson, Inc.	1,631

		8,532

	Distributors — 0.1%
23	Genuine Parts Co.	1,421

	Diversified Consumer Services — 0.1%
16	Apollo Group, Inc., Class A (a)	632
9	DeVry, Inc.	294
43	H&R Block, Inc.	701

		1,627

	Hotels, Restaurants & Leisure — 2.0%
66	Carnival Corp.	2,112
5	Chipotle Mexican Grill, Inc. (a)	1,900
19	Darden Restaurants, Inc.	955
43	International Game Technology	726
39	Marriott International, Inc., Class A	1,470
148	McDonald’s Corp.	14,525
110	Starbucks Corp.	6,121
29	Starwood Hotels & Resorts Worldwide, Inc.	1,608
21	Wyndham Worldwide Corp.	987
12	Wynn Resorts Ltd.	1,442
67	Yum! Brands, Inc.	4,764

		36,610

	Household Durables — 0.2%
41	D.R. Horton, Inc.	615
10	Harman International Industries, Inc.	478
20	Leggett & Platt, Inc.	468
24	Lennar Corp., Class A	641
42	Newell Rubbermaid, Inc.	747
49	PulteGroup, Inc. (a)	433
11	Whirlpool Corp.	856

		4,238

	Internet & Catalog Retail — 0.9%
53	Amazon.com, Inc. (a)	10,717
14	Expedia, Inc.	461
8	NetFlix, Inc. (a)	927
7	priceline.com, Inc. (a)	5,194
14	TripAdvisor, Inc. (a)	492

		17,791

	Leisure Equipment & Products — 0.1%
17	Hasbro, Inc.	617
49	Mattel, Inc.	1,659

		2,276

	Media — 3.1%
32	Cablevision Systems Corp., Class A	462
94	CBS Corp. (Non-Voting), Class B	3,200
392	Comcast Corp., Class A	11,763
98	DIRECTV, Class A (a)	4,851
38	Discovery Communications, Inc., Class A (a)	1,901
34	Gannett Co., Inc.	528
65	Interpublic Group of Cos., Inc. (The)	740
40	McGraw-Hill Cos., Inc. (The)	1,959
313	News Corp., Class A	6,161
40	Omnicom Group, Inc.	2,009
14	Scripps Networks Interactive, Inc., Class A	676
46	Time Warner Cable, Inc.	3,721
141	Time Warner, Inc.	5,321
79	Viacom, Inc., Class B	3,727
261	Walt Disney Co. (The)	11,407
1	Washington Post Co. (The), Class B	261

		58,687

	Multiline Retail — 0.8%
10	Big Lots, Inc. (a)	410
17	Dollar Tree, Inc. (a)	1,635
17	Family Dollar Stores, Inc.	1,083
21	J.C. Penney Co., Inc.	745
37	Kohl’s Corp.	1,843
60	Macy’s, Inc.	2,392
23	Nordstrom, Inc.	1,295
6	Sears Holdings Corp. (a)	369
98	Target Corp.	5,689

		15,461

	Specialty Retail — 2.1%
12	Abercrombie & Fitch Co., Class A	618
7	AutoNation, Inc. (a)	224
4	AutoZone, Inc. (a)	1,474
34	Bed Bath & Beyond, Inc. (a)	2,264
41	Best Buy Co., Inc.	977
33	CarMax, Inc. (a)	1,141

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Specialty Retail — Continued
20	GameStop Corp., Class A	433
48	Gap, Inc. (The)	1,262
224	Home Depot, Inc. (The)	11,274
36	Limited Brands, Inc.	1,716
180	Lowe’s Cos., Inc.	5,661
19	O’Reilly Automotive, Inc. (a)	1,691
33	Ross Stores, Inc.	1,931
101	Staples, Inc.	1,632
18	Tiffany & Co.	1,276
110	TJX Cos., Inc.	4,354
16	Urban Outfitters, Inc. (a)	470

		38,398

	Textiles, Apparel & Luxury Goods — 0.7%
42	Coach, Inc.	3,233
53	NIKE, Inc., Class B	5,787
9	Ralph Lauren Corp.	1,638
13	V.F. Corp.	1,854

		12,512

	Total Consumer Discretionary	202,504

	Consumer Staples — 10.7%
	Beverages — 2.5%
23	Beam, Inc.	1,334
14	Brown-Forman Corp., Class B	1,204
329	Coca-Cola Co. (The)	24,349
44	Coca-Cola Enterprises, Inc.	1,249
25	Constellation Brands, Inc., Class A (a)	589
31	Dr. Pepper Snapple Group, Inc.	1,240
23	Molson Coors Brewing Co., Class B	1,033
228	PepsiCo, Inc.	15,149

		46,147

	Food & Staples Retailing — 2.2%
63	Costco Wholesale Corp.	5,741
189	CVS Caremark Corp.	8,482
84	Kroger Co. (The)	2,025
39	Safeway, Inc.	787
31	SUPERVALU, Inc.	176
85	Sysco Corp.	2,537
127	Walgreen Co.	4,253
254	Wal-Mart Stores, Inc.	15,539
24	Whole Foods Market, Inc.	1,963

		41,503

	Food Products — 1.8%
96	Archer-Daniels-Midland Co.	3,045
26	Campbell Soup Co.	878
60	ConAgra Foods, Inc.	1,575
27	Dean Foods Co. (a)	324
94	General Mills, Inc.	3,697
47	H.J. Heinz Co.	2,490
22	Hershey Co. (The)	1,367
20	Hormel Foods Corp.	589
16	JM Smucker Co. (The)	1,341
36	Kellogg Co.	1,921
257	Kraft Foods, Inc., Class A	9,770
19	McCormick & Co., Inc. (Non-Voting)	1,053
30	Mead Johnson Nutrition Co.	2,442
86	Sara Lee Corp.	1,852
42	Tyson Foods, Inc., Class A	812

		33,156

	Household Products — 2.1%
19	Clorox Co. (The)	1,297
70	Colgate-Palmolive Co.	6,817
57	Kimberly-Clark Corp.	4,229
400	Procter & Gamble Co. (The)	26,911

		39,254

	Personal Products — 0.2%
63	Avon Products, Inc.	1,213
33	Estee Lauder Cos., Inc. (The), Class A	2,025

		3,238

	Tobacco — 1.9%
297	Altria Group, Inc.	9,180
19	Lorillard, Inc.	2,484
250	Philip Morris International, Inc.	22,180
49	Reynolds American, Inc.	2,013

		35,857

	Total Consumer Staples	199,155

	Energy — 11.2%
	Energy Equipment & Services — 1.8%
64	Baker Hughes, Inc.	2,668
36	Cameron International Corp. (a)	1,890
10	Diamond Offshore Drilling, Inc.	674
35	FMC Technologies, Inc. (a)	1,752
134	Halliburton Co.	4,453
16	Helmerich & Payne, Inc.	842
42	Nabors Industries Ltd., (Bermuda) (a)	734
62	National Oilwell Varco, Inc.	4,901
37	Noble Corp., (Switzerland) (a)	1,374
18	Rowan Cos., Inc. (a)	592

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Energy Equipment & Services — Continued
194	Schlumberger Ltd.	13,559

		33,439

	Oil, Gas & Consumable Fuels — 9.4%
32	Alpha Natural Resources, Inc. (a)	487
72	Anadarko Petroleum Corp.	5,676
56	Apache Corp.	5,612
31	Cabot Oil & Gas Corp.	951
96	Chesapeake Energy Corp.	2,231
287	Chevron Corp.	30,820
186	ConocoPhillips	14,140
33	Consol Energy, Inc.	1,126
57	Denbury Resources, Inc. (a)	1,034
59	Devon Energy Corp.	4,178
112	El Paso Corp.	3,320
39	EOG Resources, Inc.	4,346
22	EQT Corp.	1,048
685	Exxon Mobil Corp.	59,424
44	Hess Corp.	2,593
102	Marathon Oil Corp.	3,244
51	Marathon Petroleum Corp.	2,191
28	Murphy Oil Corp.	1,586
19	Newfield Exploration Co. (a)	668
26	Noble Energy, Inc.	2,515
118	Occidental Petroleum Corp.	11,228
40	Peabody Energy Corp.	1,146
18	Pioneer Natural Resources Co.	2,000
26	QEP Resources, Inc.	787
23	Range Resources Corp.	1,334
51	Southwestern Energy Co. (a)	1,553
95	Spectra Energy Corp.	2,986
16	Sunoco, Inc.	592
20	Tesoro Corp. (a)	542
81	Valero Energy Corp.	2,079
86	Williams Cos., Inc. (The)	2,652
29	WPX Energy, Inc. (a)	520

		174,609

	Total Energy	208,048

	Financials — 14.9%
	Capital Markets — 2.0%
32	Ameriprise Financial, Inc.	1,843
175	Bank of New York Mellon Corp. (The)	4,226
15	BlackRock, Inc.	2,990
157	Charles Schwab Corp. (The)	2,257
37	E*Trade Financial Corp. (a)	404
13	Federated Investors, Inc., Class B	301
21	Franklin Resources, Inc.	2,569
72	Goldman Sachs Group, Inc. (The)	8,948
65	Invesco Ltd.	1,730
18	Legg Mason, Inc.	505
221	Morgan Stanley	4,350
35	Northern Trust Corp.	1,663
71	State Street Corp.	3,227
37	T. Rowe Price Group, Inc.	2,406

		37,419

	Commercial Banks — 2.9%
101	BB&T Corp.	3,182
29	Comerica, Inc.	930
134	Fifth Third Bancorp	1,879
37	First Horizon National Corp.	387
126	Huntington Bancshares, Inc.	810
139	KeyCorp	1,178
18	M&T Bank Corp.	1,596
77	PNC Financial Services Group, Inc.	4,946
206	Regions Financial Corp.	1,355
77	SunTrust Banks, Inc.	1,870
278	U.S. Bancorp	8,800
767	Wells Fargo & Co.	26,171
27	Zions Bancorp	574

		53,678

	Consumer Finance — 0.9%
148	American Express Co.	8,536
80	Capital One Financial Corp.	4,484
77	Discover Financial Services	2,569
74	SLM Corp.	1,167

		16,756

	Diversified Financial Services — 3.4%
1,560	Bank of America Corp.	14,931
426	Citigroup, Inc.	15,561
10	CME Group, Inc.	2,795
11	IntercontinentalExchange, Inc. (a)	1,450
555	JPMorgan Chase & Co. (q)	25,515
29	Leucadia National Corp.	752
29	Moody’s Corp.	1,200
18	NASDAQ OMX Group, Inc. (The) (a)	470
38	NYSE Euronext	1,127

		63,801

	Insurance — 3.5%
49	ACE Ltd., (Switzerland)	3,588

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Insurance — Continued
68	Aflac, Inc.	3,123
72	Allstate Corp. (The)	2,385
78	American International Group, Inc. (a)	2,411
47	Aon Corp., (United Kingdom) (a)	2,319
13	Assurant, Inc.	515
256	Berkshire Hathaway, Inc., Class B (a)	20,741
39	Chubb Corp. (The)	2,724
24	Cincinnati Financial Corp.	814
71	Genworth Financial, Inc., Class A (a)	594
64	Hartford Financial Services Group, Inc.	1,349
42	Lincoln National Corp.	1,117
44	Loews Corp.	1,771
79	Marsh & McLennan Cos., Inc.	2,590
154	MetLife, Inc.	5,757
44	Principal Financial Group, Inc.	1,293
89	Progressive Corp. (The)	2,061
68	Prudential Financial, Inc.	4,331
15	Torchmark Corp.	726
57	Travelers Cos., Inc. (The)	3,383
42	Unum Group	1,034
46	XL Group plc, (Ireland)	995

		65,621

	Real Estate Investment Trusts (REITs) — 2.0%
57	American Tower Corp.	3,607
18	Apartment Investment & Management Co., Class A	465
14	AvalonBay Communities, Inc.	1,956
22	Boston Properties, Inc.	2,263
44	Equity Residential	2,733
60	HCP, Inc.	2,349
31	Health Care REIT, Inc.	1,680
103	Host Hotels & Resorts, Inc.	1,689
59	Kimco Realty Corp.	1,140
23	Plum Creek Timber Co., Inc.	975
67	ProLogis, Inc.	2,403
21	Public Storage	2,856
45	Simon Property Group, Inc.	6,486
42	Ventas, Inc.	2,398
27	Vornado Realty Trust	2,265
78	Weyerhaeuser Co.	1,710

		36,975

	Real Estate Management & Development — 0.1%
48	CBRE Group, Inc., Class A (a)	951

	Thrifts & Mortgage Finance — 0.1%
77	Hudson City Bancorp, Inc.	561
52	People’s United Financial, Inc.	691

		1,252

	Total Financials	276,453

	Health Care — 11.4%
	Biotechnology — 1.2%
115	Amgen, Inc.	7,822
35	Biogen Idec, Inc. (a)	4,372
64	Celgene Corp. (a)	4,945
110	Gilead Sciences, Inc. (a)	5,378

		22,517

	Health Care Equipment & Supplies — 1.8%
81	Baxter International, Inc.	4,869
31	Becton, Dickinson & Co.	2,372
211	Boston Scientific Corp. (a)	1,262
12	C.R. Bard, Inc.	1,206
33	CareFusion Corp. (a)	847
70	Covidien plc, (Ireland)	3,842
21	DENTSPLY International, Inc.	829
17	Edwards Lifesciences Corp. (a)	1,216
6	Intuitive Surgical, Inc. (a)	3,095
151	Medtronic, Inc.	5,928
47	St. Jude Medical, Inc.	2,064
47	Stryker Corp.	2,612
16	Varian Medical Systems, Inc. (a)	1,133
26	Zimmer Holdings, Inc.	1,664

		32,939

	Health Care Providers & Services — 2.1%
51	Aetna, Inc.	2,555
37	AmerisourceBergen Corp.	1,487
50	Cardinal Health, Inc.	2,166
42	Cigna Corp.	2,051
21	Coventry Health Care, Inc.	730
14	DaVita, Inc. (a)	1,228
70	Express Scripts, Inc. (a)	3,818
24	Humana, Inc.	2,206
14	Laboratory Corp. of America Holdings (a)	1,294
36	McKesson Corp.	3,140
56	Medco Health Solutions, Inc. (a)	3,966
13	Patterson Cos., Inc.	425
23	Quest Diagnostics, Inc.	1,408
60	Tenet Healthcare Corp. (a)	317
152	UnitedHealth Group, Inc.	8,953

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Health Care Providers & Services — Continued
49	WellPoint, Inc.	3,591

		39,335

	Health Care Technology — 0.1%
21	Cerner Corp. (a)	1,616

	Life Sciences Tools & Services — 0.4%
51	Agilent Technologies, Inc.	2,249
26	Life Technologies Corp. (a)	1,265
16	PerkinElmer, Inc.	456
53	Thermo Fisher Scientific, Inc.	2,999
13	Waters Corp. (a)	1,200

		8,169

	Pharmaceuticals — 5.8%
229	Abbott Laboratories	14,009
44	Allergan, Inc.	4,224
245	Bristol-Myers Squibb Co.	8,282
148	Eli Lilly & Co.	5,978
39	Forest Laboratories, Inc. (a)	1,339
24	Hospira, Inc. (a)	895
399	Johnson & Johnson	26,321
443	Merck & Co., Inc.	16,992
62	Mylan, Inc. (a)	1,455
14	Perrigo Co.	1,401
1,096	Pfizer, Inc.	24,833
18	Watson Pharmaceuticals, Inc. (a)	1,240

		106,969

	Total Health Care	211,545

	Industrials — 10.5%
	Aerospace & Defense — 2.5%
108	Boeing Co. (The)	8,062
52	General Dynamics Corp.	3,806
18	Goodrich Corp.	2,294
113	Honeywell International, Inc.	6,881
14	L-3 Communications Holdings, Inc.	1,018
39	Lockheed Martin Corp.	3,482
37	Northrop Grumman Corp.	2,243
21	Precision Castparts Corp.	3,649
49	Raytheon Co.	2,608
22	Rockwell Collins, Inc.	1,244
41	Textron, Inc.	1,131
132	United Technologies Corp.	10,974

		47,392

	Air Freight & Logistics — 1.0%
24	C.H. Robinson Worldwide, Inc.	1,555
31	Expeditors International of Washington, Inc.	1,434
46	FedEx Corp.	4,204
139	United Parcel Service, Inc., Class B	11,250

		18,443

	Airlines — 0.1%
112	Southwest Airlines Co.	926

	Building Products — 0.0% (g)
52	Masco Corp.	694

	Commercial Services & Supplies — 0.4%
15	Avery Dennison Corp.	466
16	Cintas Corp.	627
25	Iron Mountain, Inc.	716
29	Pitney Bowes, Inc.	511
26	R.R. Donnelley & Sons Co.	321
46	Republic Services, Inc.	1,397
12	Stericycle, Inc. (a)	1,031
67	Waste Management, Inc.	2,345

		7,414

	Construction & Engineering — 0.2%
25	Fluor Corp.	1,475
19	Jacobs Engineering Group, Inc. (a)	829
31	Quanta Services, Inc. (a)	642

		2,946

	Electrical Equipment — 0.5%
23	Cooper Industries plc	1,473
107	Emerson Electric Co.	5,571
21	Rockwell Automation, Inc.	1,650
14	Roper Industries, Inc.	1,397

		10,091

	Industrial Conglomerates — 2.6%
101	3M Co.	9,007
83	Danaher Corp.	4,657
1,538	General Electric Co. (k)	30,872
67	Tyco International Ltd., (Switzerland)	3,765

		48,301

	Machinery — 2.1%
94	Caterpillar, Inc.	10,027
28	Cummins, Inc.	3,349
58	Deere & Co.	4,726
27	Dover Corp.	1,680
49	Eaton Corp.	2,424
8	Flowserve Corp.	915

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Machinery — Continued
70	Illinois Tool Works, Inc.	4,017
43	Ingersoll-Rand plc, (Ireland)	1,788
15	Joy Global, Inc.	1,131
52	PACCAR, Inc.	2,429
17	Pall Corp.	1,000
22	Parker Hannifin Corp.	1,855
8	Snap-on, Inc.	518
25	Stanley Black & Decker, Inc.	1,897
27	Xylem, Inc.	745

		38,501

	Professional Services — 0.1%
7	Dun & Bradstreet Corp. (The)	588
17	Equifax, Inc.	771
21	Robert Half International, Inc.	626

		1,985

	Road & Rail — 0.8%
153	CSX Corp.	3,292
48	Norfolk Southern Corp.	3,159
7	Ryder System, Inc.	393
70	Union Pacific Corp.	7,501

		14,345

	Trading Companies & Distributors — 0.2%
43	Fastenal Co.	2,322
9	W.W. Grainger, Inc.	1,905

		4,227

	Total Industrials	195,265

	Information Technology — 20.4%
	Communications Equipment — 2.2%
783	Cisco Systems, Inc.	16,559
12	F5 Networks, Inc. (a)	1,554
17	Harris Corp.	746
33	JDS Uniphase Corp. (a)	484
77	Juniper Networks, Inc. (a)	1,751
38	Motorola Mobility Holdings, Inc. (a)	1,504
43	Motorola Solutions, Inc.	2,174
246	QUALCOMM, Inc.	16,725

		41,497

	Computers & Peripherals — 5.7%
136	Apple, Inc. (a)	81,251
222	Dell, Inc. (a)	3,685
298	EMC Corp. (a)	8,918
287	Hewlett-Packard Co.	6,846
10	Lexmark International, Inc., Class A	342
53	NetApp, Inc. (a)	2,363
35	SanDisk Corp. (a)	1,747
34	Western Digital Corp. (a)	1,408

		106,560

	Electronic Equipment, Instruments & Components — 0.5%
24	Amphenol Corp., Class A	1,419
221	Corning, Inc.	3,115
22	FLIR Systems, Inc.	567
27	Jabil Circuit, Inc.	673
20	Molex, Inc.	561
62	TE Connectivity Ltd., (Switzerland)	2,277

		8,612

	Internet Software & Services — 1.8%
26	Akamai Technologies, Inc. (a)	949
167	eBay, Inc. (a)	6,142
37	Google, Inc., Class A (a)	23,641
23	VeriSign, Inc.	889
176	Yahoo!, Inc. (a)	2,685

		34,306

	IT Services — 3.9%
94	Accenture plc, (Ireland), Class A	6,069
71	Automatic Data Processing, Inc.	3,936
44	Cognizant Technology Solutions Corp., Class A (a)	3,394
23	Computer Sciences Corp.	675
34	Fidelity National Information Services, Inc.	1,129
20	Fiserv, Inc. (a)	1,398
168	International Business Machines Corp.	35,144
15	MasterCard, Inc., Class A	6,497
47	Paychex, Inc.	1,453
40	SAIC, Inc. (a)	530
24	Teradata Corp. (a)	1,658
23	Total System Services, Inc.	538
72	Visa, Inc., Class A	8,533
90	Western Union Co. (The)	1,587

		72,541

	Office Electronics — 0.1%
194	Xerox Corp.	1,564

	Semiconductors & Semiconductor Equipment — 2.4%
85	Advanced Micro Devices, Inc. (a)	684
47	Altera Corp.	1,866
43	Analog Devices, Inc.	1,749

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Semiconductors & Semiconductor Equipment — Continued
188	Applied Materials, Inc.	2,335
71	Broadcom Corp., Class A (a)	2,802
9	First Solar, Inc. (a)	214
726	Intel Corp.	20,415
24	KLA-Tencor Corp.	1,319
33	Linear Technology Corp.	1,122
82	LSI Corp. (a)	715
28	Microchip Technology, Inc.	1,039
144	Micron Technology, Inc. (a)	1,163
10	Novellus Systems, Inc. (a)	513
89	NVIDIA Corp. (a)	1,366
27	Teradyne, Inc. (a)	458
166	Texas Instruments, Inc.	5,594
38	Xilinx, Inc.	1,387

		44,741

	Software — 3.8%
72	Adobe Systems, Inc. (a)	2,463
33	Autodesk, Inc. (a)	1,390
24	BMC Software, Inc. (a)	959
53	CA, Inc.	1,459
27	Citrix Systems, Inc. (a)	2,129
48	Electronic Arts, Inc. (a)	794
43	Intuit, Inc.	2,578
1,086	Microsoft Corp.	35,010
570	Oracle Corp.	16,617
28	Red Hat, Inc. (a)	1,681
20	Salesforce.com, Inc. (a)	3,055
106	Symantec Corp. (a)	1,983

		70,118

	Total Information Technology	379,939

	Materials — 3.4%
	Chemicals — 2.3%
31	Air Products & Chemicals, Inc.	2,811
10	Airgas, Inc.	889
10	CF Industries Holdings, Inc.	1,739
172	Dow Chemical Co. (The)	5,969
136	E.I. du Pont de Nemours & Co.	7,169
20	Eastman Chemical Co.	1,029
42	Ecolab, Inc.	2,613
10	FMC Corp.	1,075
12	International Flavors & Fragrances, Inc.	689
78	Monsanto Co.	6,208
43	Mosaic Co. (The)	2,393
22	PPG Industries, Inc.	2,117
43	Praxair, Inc.	4,973
13	Sherwin-Williams Co. (The)	1,366
18	Sigma-Aldrich Corp.	1,282

		42,322

	Construction Materials — 0.0% (g)
19	Vulcan Materials Co.	803

	Containers & Packaging — 0.1%
23	Ball Corp.	973
15	Bemis Co., Inc.	484
24	Owens-Illinois, Inc. (a)	558
28	Sealed Air Corp.	539

		2,554

	Metals & Mining — 0.8%
155	Alcoa, Inc.	1,553
16	Allegheny Technologies, Inc.	639
21	Cliffs Natural Resources, Inc.	1,430
138	Freeport-McMoRan Copper & Gold, Inc.	5,242
72	Newmont Mining Corp.	3,690
46	Nucor Corp.	1,978
12	Titanium Metals Corp.	162
21	United States Steel Corp.	615

		15,309

	Paper & Forest Products — 0.2%
64	International Paper Co.	2,230
25	MeadWestvaco Corp.	785

		3,015

	Total Materials	64,003

	Telecommunication Services — 2.8%
	Diversified Telecommunication Services — 2.6%
862	AT&T, Inc.	26,916
90	CenturyLink, Inc.	3,481
145	Frontier Communications Corp.	603
412	Verizon Communications, Inc.	15,759
85	Windstream Corp.	998

		47,757

	Wireless Telecommunication Services — 0.2%
36	Crown Castle International Corp. (a)	1,941
43	MetroPCS Communications, Inc. (a)	385
436	Sprint Nextel Corp. (a)	1,242

		3,568

	Total Telecommunication Services	51,325

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Utilities — 3.3%
	Electric Utilities — 1.8%
70	American Electric Power Co., Inc.	2,711
194	Duke Energy Corp.	4,080
47	Edison International	2,013
26	Entergy Corp.	1,725
124	Exelon Corp.	4,851
61	FirstEnergy Corp.	2,772
61	NextEra Energy, Inc.	3,696
26	Northeast Utilities	956
33	Pepco Holdings, Inc.	625
16	Pinnacle West Capital Corp.	761
84	PPL Corp.	2,380
43	Progress Energy, Inc.	2,279
126	Southern Co. (The)	5,660

		34,509

	Gas Utilities — 0.1%
17	AGL Resources, Inc.	668
15	ONEOK, Inc.	1,233

		1,901

	Independent Power Producers & Energy Traders — 0.1%
94	AES Corp. (The) (a)	1,222
33	NRG Energy, Inc. (a)	519

		1,741

	Multi-Utilities — 1.3%
35	Ameren Corp.	1,149
62	CenterPoint Energy, Inc.	1,221
37	CMS Energy Corp.	823
43	Consolidated Edison, Inc.	2,487
83	Dominion Resources, Inc.	4,244
25	DTE Energy Co.	1,355
11	Integrys Energy Group, Inc.	603
41	NiSource, Inc.	999
60	PG&E Corp.	2,601
74	Public Service Enterprise Group, Inc.	2,252
17	SCANA Corp.	769
35	Sempra Energy	2,097
31	TECO Energy, Inc.	551
34	Wisconsin Energy Corp.	1,179
71	Xcel Energy, Inc.	1,873

		24,203

	Total Utilities	62,354

	Total Common Stocks (Cost $847,675)	1,850,591

NUMBER OF WARRANTS
Warrant — 0.0% (g)
	Financials — 0.0% (g)
	Insurance — 0.0% (g)
12	American International Group, Inc., expiring 01/19/21 (a) (Cost $–)	133

SHARES
Short-Term Investment — 0.6%
	Investment Company — 0.6%
11,320	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.180% (b) (l) (m) (Cost $11,320)	11,320

	Total Investments — 100.1% (Cost $858,995)	1,862,044
	Liabilities in Excess of Other Assets — (0.1)%	(2,287)

	NET ASSETS — 100.0%	$1,859,757

Percentages indicated are based on net assets.

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
137	E-mini S&P 500	06/15/12	$9,612	$269

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(k)	All or a portion of this security is deposited with the broker ascollateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of March 31, 2012.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(q)	Investment in affiliate. This security is included in an index in which the Portfolio, as an index fund, invests.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,044,248
Aggregate gross unrealized depreciation	(41,199)

Net unrealized appreciation/depreciation	$1,003,049

Federal income tax cost of investments	$858,995

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,861,911	$133	$—	$1,862,044
Appreciation in Other Financial Instruments
Futures Contracts	$269	$—	$—	$269

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a warrant, the reported value of which is an evaluated price. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Equity Index Fund	Balance as of 12/31/2011		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]		Transfers into Level 3	Transfers out of Level 3	Balance as of 3/31/2012
Investments in Securities
Common Stocks -Consumer Discretionary	$	— (a)	$—	$—	$—	$—	$—	(a)	$—	$—	$—
Preferred Stocks -Consumer Discretionary		— (a)	—	—	—	—	—	(a)	—	$—	—
Total	$	— (a)	$—	$—	$—		$—		$—	$—	$—

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales included all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(a)	Security has zero value. There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.4%
	Consumer Discretionary — 16.1%
	Auto Components — 1.3%
34	Allison Transmission Holdings, Inc. (a)	815
42	Autoliv, Inc., (Sweden)	2,843
10	Lear Corp.	446
37	TRW Automotive Holdings Corp. (a)	1,714

		5,818

	Distributors — 0.0% (g)
3	Genuine Parts Co.	213

	Diversified Consumer Services — 2.1%
30	Apollo Group, Inc., Class A (a)	1,152
16	Career Education Corp. (a)	131
171	H&R Block, Inc.	2,813
27	ITT Educational Services, Inc. (a) (c)	1,759
297	Service Corp. International	3,340

		9,195

	Hotels, Restaurants & Leisure — 1.9%
82	Brinker International, Inc.	2,264
136	Wyndham Worldwide Corp.	6,321

		8,585

	Household Durables — 1.4%
48	Garmin Ltd., (Switzerland)	2,263
74	Leggett & Platt, Inc.	1,708
21	Tempur-Pedic International, Inc. (a)	1,756
5	Tupperware Brands Corp.	292

		6,019

	Internet & Catalog Retail — 0.5%
22	Expedia, Inc.	749
43	Groupon, Inc. (a)	790
1	priceline.com, Inc. (a)	574

		2,113

	Leisure Equipment & Products — 0.1%
18	Mattel, Inc.	609

	Media — 2.5%
191	CBS Corp. (Non-Voting), Class B	6,488
71	DISH Network Corp., Class A	2,348
73	Lamar Advertising Co., Class A (a)	2,366

		11,202

	Multiline Retail — 3.0%
3	Big Lots, Inc. (a)	129
22	Dillard’s, Inc., Class A	1,386
36	J.C. Penney Co., Inc.	1,283
260	Macy’s, Inc.	10,314

		13,112

	Specialty Retail — 2.9%
10	AutoZone, Inc. (a)	3,792
36	Best Buy Co., Inc.	860
174	GameStop Corp., Class A	3,808
26	Tiffany & Co.	1,797
43	TJX Cos., Inc.	1,692
38	Urban Outfitters, Inc. (a)	1,115

		13,064

	Textiles, Apparel & Luxury Goods — 0.4%
35	Michael Kors Holdings Ltd., (Hong Kong) (a)	1,645

	Total Consumer Discretionary	71,575

	Consumer Staples — 7.5%
	Beverages — 1.5%
280	Constellation Brands, Inc., Class A (a)	6,593

	Food & Staples Retailing — 0.9%
149	Safeway, Inc.	3,001
200	SUPERVALU, Inc. (c)	1,143

		4,144

	Food Products — 2.9%
175	Campbell Soup Co.	5,931
29	Green Mountain Coffee Roasters, Inc. (a)	1,340
51	Smithfield Foods, Inc. (a)	1,112
233	Tyson Foods, Inc., Class A	4,460

		12,843

	Tobacco — 2.2%
75	Lorillard, Inc.	9,711

	Total Consumer Staples	33,291

	Energy — 5.8%
	Energy Equipment & Services — 2.2%
9	Baker Hughes, Inc.	377
9	Core Laboratories N.V., (Netherlands)	1,132
15	Dresser-Rand Group, Inc. (a)	677
18	National Oilwell Varco, Inc.	1,447
63	Oil States International, Inc. (a)	4,914
4	SEACOR Holdings, Inc. (a)	345
21	Unit Corp. (a)	879

		9,771

	Oil, Gas & Consumable Fuels — 3.6%
38	Cimarex Energy Co.	2,887
89	Energen Corp.	4,379
68	HollyFrontier Corp.	2,196
31	Laredo Petroleum Holdings, Inc. (a)	727
17	Murphy Oil Corp.	951

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Oil, Gas & Consumable Fuels — Continued
41	Newfield Exploration Co. (a)	1,432
12	Noble Energy, Inc.	1,188
21	Sunoco, Inc.	801
64	Valero Energy Corp.	1,654

		16,215

	Total Energy	25,986

	Financials — 18.7%
	Capital Markets — 1.1%
30	Affiliated Managers Group, Inc. (a)	3,399
183	American Capital Ltd. (a)	1,584

		4,983

	Commercial Banks — 2.0%
20	BOK Financial Corp.	1,097
121	Fifth Third Bancorp	1,703
103	Huntington Bancshares, Inc.	662
223	KeyCorp	1,896
10	M&T Bank Corp.	834
133	Regions Financial Corp.	879
156	TCF Financial Corp. (c)	1,857

		8,928

	Consumer Finance — 2.3%
306	Discover Financial Services	10,186

	Diversified Financial Services — 0.5%
94	NASDAQ OMX Group, Inc. (The) (a)	2,441

	Insurance — 4.9%
28	Allied World Assurance Co. Holdings AG, (Switzerland)	1,923
123	American Financial Group, Inc.	4,741
45	Arch Capital Group Ltd., (Bermuda) (a)	1,678
26	Assurant, Inc.	1,059
126	Assured Guaranty Ltd., (Bermuda)	2,082
18	Axis Capital Holdings Ltd., (Bermuda)	584
8	Everest Re Group Ltd., (Bermuda)	740
50	Hartford Financial Services Group, Inc.	1,043
34	Lincoln National Corp.	894
46	Principal Financial Group, Inc.	1,346
44	Protective Life Corp.	1,300
15	Torchmark Corp.	765
106	Unum Group	2,585
35	Validus Holdings Ltd., (Bermuda)	1,080

		21,820

	Real Estate Investment Trusts (REITs) — 7.3%
237	Annaly Capital Management, Inc.	3,742
84	Apartment Investment & Management Co., Class A	2,229
80	Brandywine Realty Trust	922
15	Camden Property Trust	1,006
26	Chimera Investment Corp.	74
49	CommonWealth REIT	912
54	DDR Corp.	790
25	Digital Realty Trust, Inc.	1,842
47	Douglas Emmett, Inc. (m)	1,065
312	Duke Realty Corp.	4,478
22	Equity Residential	1,371
46	Health Care REIT, Inc.	2,517
205	Hospitality Properties Trust	5,417
28	Mack-Cali Realty Corp.	798
6	SL Green Realty Corp.	434
33	Taubman Centers, Inc.	2,386
40	Ventas, Inc.	2,311

		32,294

	Real Estate Management & Development — 0.1%
23	Forest City Enterprises, Inc., Class A (a)	365

	Thrifts & Mortgage Finance — 0.5%
13	BankUnited, Inc.	317
122	New York Community Bancorp, Inc.	1,693

		2,010

	Total Financials	83,027

	Health Care — 10.1%
	Biotechnology — 1.0%
33	BioMarin Pharmaceutical, Inc. (a)	1,123
33	United Therapeutics Corp. (a)	1,570
44	Vertex Pharmaceuticals, Inc. (a)	1,784

		4,477

	Health Care Equipment & Supplies — 2.3%
73	Cooper Cos., Inc. (The)	5,941
48	Hologic, Inc. (a)	1,030
48	Zimmer Holdings, Inc.	3,053

		10,024

	Health Care Providers & Services — 3.8%
29	Aetna, Inc.	1,475
125	AmerisourceBergen Corp.	4,968
120	Community Health Systems, Inc. (a)	2,664
47	Humana, Inc.	4,346
99	Omnicare, Inc.	3,525

		16,978

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Life Sciences Tools & Services — 1.3%
19	Agilent Technologies, Inc.	841
44	Illumina, Inc. (a)	2,299
50	Life Technologies Corp. (a)	2,456

		5,596

	Pharmaceuticals — 1.7%
75	Endo Pharmaceuticals Holdings, Inc. (a)	2,885
47	Mylan, Inc. (a)	1,102
108	Warner Chilcott plc, (Ireland), Class A (a)	1,821
27	Watson Pharmaceuticals, Inc. (a)	1,784

		7,592

	Total Health Care	44,667

	Industrials — 10.9%
	Aerospace & Defense — 1.5%
19	Alliant Techsystems, Inc.	932
11	Exelis, Inc.	131
3	Huntington Ingalls Industries, Inc. (a)	117
64	L-3 Communications Holdings, Inc.	4,551
17	Northrop Grumman Corp.	1,045

		6,776

	Airlines — 0.9%
22	Copa Holdings S.A., (Panama), Class A	1,735
112	United Continental Holdings, Inc. (a)	2,397

		4,132

	Commercial Services & Supplies — 0.4%
22	Pitney Bowes, Inc.	392
107	R.R. Donnelley & Sons Co.	1,320

		1,712

	Construction & Engineering — 2.3%
47	Chicago Bridge & Iron Co. N.V., (Netherlands)	2,021
170	KBR, Inc.	6,029
50	URS Corp.	2,122

		10,172

	Electrical Equipment — 1.4%
52	Hubbell, Inc., Class B	4,113
32	Thomas & Betts Corp. (a)	2,323

		6,436

	Machinery — 3.4%
53	AGCO Corp. (a)	2,521
70	Navistar International Corp. (a)	2,840
74	Parker Hannifin Corp.	6,295
63	Timken Co.	3,217
11	Xylem, Inc.	291

		15,164

	Marine — 0.3%
18	Kirby Corp. (a)	1,211

	Professional Services — 0.1%
3	Dun & Bradstreet Corp. (The)	271

	Road & Rail — 0.6%
78	CSX Corp.	1,682
17	Ryder System, Inc.	876

		2,558

	Total Industrials	48,432

	Information Technology — 14.8%
	Communications Equipment — 0.7%
122	Brocade Communications Systems, Inc. (a)	703
1	F5 Networks, Inc. (a)	162
53	Harris Corp.	2,383

		3,248

	Computers & Peripherals — 2.0%
60	Lexmark International, Inc., Class A	1,998
101	NCR Corp. (a)	2,182
27	QLogic Corp. (a)	472
26	SanDisk Corp. (a)	1,299
70	Western Digital Corp. (a)	2,881

		8,832

	Electronic Equipment, Instruments & Components — 1.5%
59	Arrow Electronics, Inc. (a)	2,481
81	Avnet, Inc. (a)	2,948
8	Tech Data Corp. (a)	450
65	Vishay Intertechnology, Inc. (a)	790

		6,669

	Internet Software & Services — 1.6%
78	IAC/InterActiveCorp.	3,814
34	LinkedIn Corp., Class A (a)	3,488

		7,302

	IT Services — 3.7%
51	Alliance Data Systems Corp. (a)	6,418
12	Amdocs Ltd. (a)	366
16	Booz Allen Hamilton Holding Corp.	271
49	Broadridge Financial Solutions, Inc.	1,179
55	Computer Sciences Corp.	1,633
21	DST Systems, Inc.	1,112
55	Fidelity National Information Services, Inc.	1,812
52	Lender Processing Services, Inc.	1,344

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	IT Services — Continued
168	SAIC, Inc. (a)	2,217

		16,352

	Office Electronics — 0.5%
285	Xerox Corp.	2,303

	Semiconductors & Semiconductor Equipment — 2.3%
20	Analog Devices, Inc.	796
26	Fairchild Semiconductor International, Inc. (a)	384
25	KLA-Tencor Corp.	1,366
11	Linear Technology Corp.	386
268	LSI Corp. (a)	2,323
106	Marvell Technology Group Ltd., (Bermuda) (a)	1,661
200	Micron Technology, Inc. (a)	1,618
34	Teradyne, Inc. (a)	581
27	Xilinx, Inc.	989

		10,104

	Software — 2.5%
53	BMC Software, Inc. (a)	2,141
231	CA, Inc.	6,369
79	Symantec Corp. (a)	1,472
30	Synopsys, Inc. (a)	917

		10,899

	Total Information Technology	65,709

	Materials — 6.8%
	Chemicals — 3.4%
17	Ashland, Inc.	1,056
18	CF Industries Holdings, Inc.	3,251
91	PPG Industries, Inc.	8,737
45	Valspar Corp.	2,149

		15,193

	Containers & Packaging — 0.4%
41	Crown Holdings, Inc. (a)	1,510
6	Rock-Tenn Co., Class A	399

		1,909

	Metals & Mining — 1.9%
44	Cliffs Natural Resources, Inc.	3,027
23	Reliance Steel & Aluminum Co.	1,276
16	Royal Gold, Inc.	1,044
11	Schnitzer Steel Industries, Inc., Class A	419
41	Walter Energy, Inc.	2,442

		8,208

	Paper & Forest Products — 1.1%
23	Domtar Corp., (Canada)	2,232
75	International Paper Co.	2,615

		4,847

	Total Materials	30,157

	Telecommunication Services — 0.5%
	Diversified Telecommunication Services — 0.2%
248	Frontier Communications Corp.	1,036

	Wireless Telecommunication Services — 0.3%
61	Telephone & Data Systems, Inc.	1,417

	Total Telecommunication Services	2,453

	Utilities — 7.2%
	Electric Utilities — 0.8%
20	Entergy Corp.	1,371
21	Exelon Corp.	819
35	NV Energy, Inc.	566
15	Pinnacle West Capital Corp.	704

		3,460

	Gas Utilities — 0.9%
17	AGL Resources, Inc.	659
53	Questar Corp.	1,023
83	UGI Corp.	2,259

		3,941

	Independent Power Producers & Energy Traders — 0.4%
137	AES Corp. (The) (a)	1,796

	Multi-Utilities — 5.1%
40	Alliant Energy Corp.	1,713
56	Ameren Corp.	1,828
172	CenterPoint Energy, Inc.	3,392
75	CMS Energy Corp.	1,648
37	Consolidated Edison, Inc.	2,156
64	DTE Energy Co.	3,505
11	Integrys Energy Group, Inc.	604
49	MDU Resources Group, Inc.	1,095
74	Sempra Energy	4,449
125	TECO Energy, Inc.	2,201

		22,591

	Total Utilities	31,788

	Total Common Stocks (Cost $342,521)	437,085

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
U.S. Treasury Obligation — 0.2%
790	U.S. Treasury Note, 0.500%, 11/30/12 (k) (Cost $792)	791

SHARES
Short-Term Investment — 1.7%
	Investment Company — 1.7%
7,390	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.180% (b) (l) (Cost $7,390)	7,390

Investment of Cash Collateral for Securities on Loan — 0.6%
	Investment Company — 0.6%
2,838	JPMorgan Prime Money Market Fund, Capital Shares, 0.220% (b) (l) (Cost $2,838)	2,838

	Total Investments — 100.9% (Cost $353,541)	448,104
	Liabilities in Excess of Other Assets — (0.9)%	(4,161)

	NET ASSETS — 100.0%	$443,943

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
75	S&P Mid Cap 400	06/15/12	$7,442	$215

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of March 31, 2012.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$109,064
Aggregate gross unrealized depreciation	(14,501)

Net unrealized appreciation/depreciation	$94,563

Federal income tax cost of investments	$353,541

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$447,313	$791	$—	$448,104
Appreciation in Other Financial Instruments
Futures Contracts	$215	$—	$—	$215

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

JPMorgan Investor Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Investment Companies — 99.8% (b)
	Alternative Assets — 8.8%
1,562	Highbridge Dynamic Commodities Strategy Fund, Select Class Shares	28,138
991	JPMorgan Global Natural Resources Fund, Select Class Shares	12,845
17,565	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	173,193
4,197	JPMorgan Research Market Neutral Fund, Select Class Shares	62,197

	Total Alternative Assets	276,373

	Fixed Income — 41.9%
27,010	JPMorgan Core Bond Fund, Select Class Shares	319,802
48,666	JPMorgan Core Plus Bond Fund, Select Class Shares	404,902
3,479	JPMorgan Credit Opportunities Fund, Select Class Shares	35,172
6,418	JPMorgan Emerging Markets Debt Fund, Select Class Shares	54,296
365	JPMorgan Floating Rate Income Fund, Select Class Shares	3,581
8,951	JPMorgan Government Bond Fund, Select Class Shares	102,217
28,717	JPMorgan High Yield Fund, Select Class Shares	226,575
5,510	JPMorgan Inflation Managed Bond Fund, Select Class Shares	58,906
6,709	JPMorgan Limited Duration Bond Fund, Select Class Shares	63,666
4,339	JPMorgan Short Duration Bond Fund, Select Class Shares	47,594

	Total Fixed Income	1,316,711

	International Equity — 5.2%
1,715	JPMorgan Emerging Economies Fund, Select Class Shares	23,429
977	JPMorgan Emerging Markets Equity Fund, Select Class Shares	22,353
5,894	JPMorgan International Equity Index Fund, Select Class Shares	102,610
717	JPMorgan Latin America Fund, Select Class Shares	14,507

	Total International Equity	162,899

	Money Market — 1.4%
44,536	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.180% (l)	44,536

	U.S. Equity — 42.5%
943	JPMorgan Dynamic Growth Fund, Select Class Shares (a)	16,327
1,634	JPMorgan Equity Income Fund, Select Class Shares	16,662
9,451	JPMorgan Intrepid America Fund, Select Class Shares	243,640
4,677	JPMorgan Intrepid Growth Fund, Select Class Shares	122,341
5,658	JPMorgan Intrepid Mid Cap Fund, Select Class Shares	92,060
1,501	JPMorgan Large Cap Growth Fund, Select Class Shares	37,594
13,532	JPMorgan Large Cap Value Fund, Select Class Shares	158,736
11,578	JPMorgan Market Expansion Index Fund, Select Class Shares	126,200
2,768	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	38,725
28,905	JPMorgan U.S. Equity Fund, Select Class Shares	326,623
6,860	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares	154,958

	Total U.S. Equity	1,333,866

	Total Investments — 99.8% (Cost $2,772,935)	3,134,385
	Other Assets in Excess of Liabilities — 0.2%	7,779

	NET ASSETS — 100.0%	$3,142,164

Percentages indicated are based on net assets.

JPMorgan Investor Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.

(b)	—	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(l)	—	The rate shown is the current yield as of March 31, 2012.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$369,943
Aggregate gross unrealized depreciation	(8,493)

Net unrealized appreciation/depreciation	$361,450

Federal income tax cost of investments	$2,772,935

JPMorgan Investor Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,134,385	$—	$—	$3,134,385

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

JPMorgan Investor Conservative Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Investment Companies — 99.8% (b)
	Alternative Assets — 9.1%
1,412	Highbridge Dynamic Commodities Strategy Fund, Select Class Shares	25,429
565	JPMorgan Global Natural Resources Fund, Select Class Shares	7,322
14,732	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	145,255
5,301	JPMorgan Research Market Neutral Fund, Select Class Shares	78,556

	Total Alternative Assets	256,562

	Fixed Income — 59.4%
28,922	JPMorgan Core Bond Fund, Select Class Shares	342,438
56,090	JPMorgan Core Plus Bond Fund, Select Class Shares	466,669
4,286	JPMorgan Credit Opportunities Fund, Select Class Shares	43,330
5,577	JPMorgan Emerging Markets Debt Fund, Select Class Shares	47,183
1,345	JPMorgan Floating Rate Income Fund, Select Class Shares	13,204
20,000	JPMorgan Government Bond Fund, Select Class Shares	228,399
18,519	JPMorgan High Yield Fund, Select Class Shares	146,116
8,096	JPMorgan Inflation Managed Bond Fund, Select Class Shares	86,546
15,488	JPMorgan Limited Duration Bond Fund, Select Class Shares	146,981
14,907	JPMorgan Short Duration Bond Fund, Select Class Shares	163,533

	Total Fixed Income	1,684,399

	International Equity — 3.7%
1,601	JPMorgan Emerging Economies Fund, Select Class Shares	21,869
938	JPMorgan Emerging Markets Equity Fund, Select Class Shares	21,465
2,726	JPMorgan International Equity Index Fund, Select Class Shares	47,457
714	JPMorgan Latin America Fund, Select Class Shares	14,444

	Total International Equity	105,235

	Money Market — 1.4%
40,915	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.180% (l)	40,915

	U.S. Equity — 26.2%
1,593	JPMorgan Equity Income Fund, Select Class Shares	16,252
7,678	JPMorgan Intrepid America Fund, Select Class Shares	197,950
2,792	JPMorgan Intrepid Growth Fund, Select Class Shares	73,039
2,331	JPMorgan Intrepid Mid Cap Fund, Select Class Shares	37,933
5,870	JPMorgan Large Cap Value Fund, Select Class Shares	68,858
3,396	JPMorgan Market Expansion Index Fund, Select Class Shares	37,019
632	JPMorgan Mid Cap Growth Fund, Select Class Shares	14,638
2,274	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	31,815
13,954	JPMorgan U.S. Equity Fund, Select Class Shares	157,681
4,076	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares	92,076
725	JPMorgan Value Advantage Fund, Select Class Shares	14,698

	Total U.S. Equity	741,959

	Total Investments — 99.8% (Cost $2,606,500)	2,829,070
	Other Assets in Excess of Liabilities — 0.2%	6,089

	NET ASSETS — 100.0%	$2,835,159

Percentages indicated are based on net assets.

JPMorgan Investor Conservative Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(b)	—	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(l)	—	The rate shown is the current yield as of March 31, 2012.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$228,220
Aggregate gross unrealized depreciation	(5,650)

Net unrealized appreciation/depreciation	$222,570

Federal income tax cost of investments	$2,606,500

JPMorgan Investor Conservative Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,829,070	$—	$—	$2,829,070

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

JPMorgan Investor Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Investment Companies — 99.9% (b)
	Alternative Assets — 8.9%
1,010	Highbridge Dynamic Commodities Strategy Fund, Select Class Shares	18,197
542	JPMorgan Global Natural Resources Fund, Select Class Shares	7,022
11,831	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	116,654
2,739	JPMorgan Research Market Neutral Fund, Select Class Shares	40,586

	Total Alternative Assets	182,459

	Fixed Income — 24.4%
9,267	JPMorgan Core Bond Fund, Select Class Shares	109,722
19,353	JPMorgan Core Plus Bond Fund, Select Class Shares	161,016
1,953	JPMorgan Credit Opportunities Fund, Select Class Shares	19,742
4,155	JPMorgan Emerging Markets Debt Fund, Select Class Shares	35,153
240	JPMorgan Floating Rate Income Fund, Select Class Shares	2,353
17,956	JPMorgan High Yield Fund, Select Class Shares	141,676
2,513	JPMorgan Inflation Managed Bond Fund, Select Class Shares	26,862

	Total Fixed Income	496,524

	International Equity — 6.7%
1,178	JPMorgan Emerging Economies Fund, Select Class Shares	16,095
752	JPMorgan Emerging Markets Equity Fund, Select Class Shares	17,206
1,602	JPMorgan International Equity Fund, Select Class Shares	21,880
4,068	JPMorgan International Equity Index Fund, Select Class Shares	70,815
485	JPMorgan Latin America Fund, Select Class Shares	9,822

	Total International Equity	135,818

	Money Market — 1.2%
25,261	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.180% (l)	25,261

	U.S. Equity — 58.7%
624	JPMorgan Dynamic Growth Fund, Select Class Shares (a)	10,794
682	JPMorgan Equity Income Fund, Select Class Shares	6,955
9,372	JPMorgan Intrepid America Fund, Select Class Shares	241,597
3,341	JPMorgan Intrepid Growth Fund, Select Class Shares	87,399
2,194	JPMorgan Intrepid Mid Cap Fund, Select Class Shares	35,694
4,895	JPMorgan Large Cap Growth Fund, Select Class Shares	122,626
14,437	JPMorgan Large Cap Value Fund, Select Class Shares	169,341
9,087	JPMorgan Market Expansion Index Fund, Select Class Shares	99,045
456	JPMorgan Mid Cap Growth Fund, Select Class Shares (a)	10,550
1,901	JPMorgan Small Cap Value Fund, Select Class Shares	38,543
1,549	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	21,672
21,342	JPMorgan U.S. Equity Fund, Select Class Shares	241,169
4,417	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares	99,777
522	JPMorgan Value Advantage Fund, Select Class Shares	10,578

	Total U.S. Equity	1,195,740

	Total Investments — 99.9% (Cost $1,729,921)	2,035,802
	Other Assets in Excess of Liabilities — 0.1%	2,689

	NET ASSETS — 100.0%	$2,038,491

Percentages indicated are based on net assets.

JPMorgan Investor Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.

(b)	—	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(l)	—	The rate shown is the current yield as of March 31, 2012.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$311,696
Aggregate gross unrealized depreciation	(5,815)

Net unrealized appreciation/depreciation	$305,881

Federal income tax cost of investments	$1,729,921

JPMorgan Investor Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,035,802	$—	$—	$2,035,802

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

JPMorgan Investor Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Investment Companies — 100.8% (b)
	Alternative Assets — 3.6%
800	Highbridge Dynamic Commodities Strategy Fund, Select Class Shares	14,404
369	JPMorgan Global Natural Resources Fund, Select Class Shares	4,788
2,637	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	26,002
805	JPMorgan Research Market Neutral Fund, Select Class Shares	11,923

	Total Alternative Assets	57,117

	Fixed Income — 6.2%
507	JPMorgan Core Plus Bond Fund, Select Class Shares	4,218
660	JPMorgan Credit Opportunities Fund, Select Class Shares	6,674
3,317	JPMorgan Emerging Markets Debt Fund, Select Class Shares	28,062
188	JPMorgan Floating Rate Income Fund, Select Class Shares	1,841
37	JPMorgan Government Bond Fund, Select Class Shares	427
4,395	JPMorgan High Yield Fund, Select Class Shares	34,676
1,774	JPMorgan Inflation Managed Bond Fund, Select Class Shares	18,965
184	JPMorgan Limited Duration Bond Fund, Select Class Shares	1,746

	Total Fixed Income	96,609

	International Equity — 8.5%
806	JPMorgan Emerging Economies Fund, Select Class Shares	11,008
521	JPMorgan Emerging Markets Equity Fund, Select Class Shares	11,931
2,132	JPMorgan International Equity Fund, Select Class Shares	29,124
4,257	JPMorgan International Equity Index Fund, Select Class Shares	74,108
323	JPMorgan Latin America Fund, Select Class Shares	6,531

	Total International Equity	132,702

	Money Market — 1.1%
16,424	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.180% (l)	16,424

	U.S. Equity — 81.4%
481	JPMorgan Dynamic Growth Fund, Select Class Shares (a)	8,327
622	JPMorgan Equity Income Fund, Select Class Shares	6,340
8,276	JPMorgan Intrepid America Fund, Select Class Shares	213,366
3,892	JPMorgan Intrepid Growth Fund, Select Class Shares	101,818
3,883	JPMorgan Intrepid Mid Cap Fund, Select Class Shares	63,174
6,216	JPMorgan Large Cap Growth Fund, Select Class Shares	155,704
17,460	JPMorgan Large Cap Value Fund, Select Class Shares	204,811
9,080	JPMorgan Market Expansion Index Fund, Select Class Shares	98,972
391	JPMorgan Mid Cap Growth Fund, Select Class Shares (a)	9,047
2,487	JPMorgan Small Cap Value Fund, Select Class Shares	50,416
1,456	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	20,373
22,009	JPMorgan U.S. Equity Fund, Select Class Shares	248,705
3,428	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares	77,440
452	JPMorgan Value Advantage Fund, Select Class Shares	9,164

	Total U.S. Equity	1,267,657

	Total Investments — 100.8% (Cost $1,303,371)	1,570,509
	Liabilities in Excess of Other Assets — (0.8)%	(12,896)

	NET ASSETS — 100.0%	$1,557,613

Percentages indicated are based on net assets.

JPMorgan Investor Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.

(b)	—	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(l)	—	The rate shown is the current yield as of March 31, 2012.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$269,571
Aggregate gross unrealized depreciation	(2,433)

Net unrealized appreciation/depreciation	$267,138

Federal income tax cost of investments	$1,303,371

JPMorgan Investor Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,570,509	$—	$—	$1,570,509

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 92.0%
	Consumer Discretionary — 18.3%
	Auto Components — 1.6%
1,038	BorgWarner, Inc. (a)	87,511

	Hotels, Restaurants & Leisure — 4.3%
854	McDonald’s Corp.	83,768
2,335	Starbucks Corp.	130,486
234	Wynn Resorts Ltd.	29,222

		243,476

	Internet & Catalog Retail — 3.2%
367	Amazon.com, Inc. (a)	74,289
75	NetFlix, Inc. (a)	8,616
135	priceline.com, Inc. (a)	97,150

		180,055

	Media — 0.9%
1,069	DIRECTV, Class A (a)	52,732

	Multiline Retail — 1.2%
684	Dollar Tree, Inc. (a)	64,640

	Specialty Retail — 3.5%
1,355	Bed Bath & Beyond, Inc. (a)	89,138
588	Home Depot, Inc. (The)	29,592
883	O’Reilly Automotive, Inc. (a)	80,617

		199,347

	Textiles, Apparel & Luxury Goods — 3.6%
365	Fossil, Inc. (a)	48,212
572	Lululemon Athletica, Inc., (Canada) (a)	42,747
652	Ralph Lauren Corp.	113,611

		204,570

	Total Consumer Discretionary	1,032,331

	Consumer Staples — 7.9%
	Beverages — 3.3%
914	Coca-Cola Co. (The)	67,623
1,890	Monster Beverage Corp. (a)	117,344

		184,967

	Household Products — 0.6%
372	Colgate-Palmolive Co.	36,413

	Personal Products — 1.7%
1,511	Estee Lauder Cos., Inc. (The), Class A	93,604

	Tobacco — 2.3%
1,491	Philip Morris International, Inc.	132,083

	Total Consumer Staples	447,067

	Energy — 6.9%
	Energy Equipment & Services — 2.5%
1,402	FMC Technologies, Inc. (a)	70,709
808	National Oilwell Varco, Inc.	64,226
78	Schlumberger Ltd.	5,467

		140,402

	Oil, Gas & Consumable Fuels — 4.4%
788	Concho Resources, Inc. (a)	80,408
802	Exxon Mobil Corp.	69,584
786	Occidental Petroleum Corp.	74,822
379	Whiting Petroleum Corp. (a)	20,569

		245,383

	Total Energy	385,785

	Financials — 1.1%
	Capital Markets — 1.1%
910	T. Rowe Price Group, Inc.	59,390

	Health Care — 13.9%
	Biotechnology — 4.9%
1,236	Alexion Pharmaceuticals, Inc. (a)	114,729
1,160	Biogen Idec, Inc. (a)	146,176
133	Regeneron Pharmaceuticals, Inc. (a)	15,475

		276,380

	Health Care Equipment & Supplies — 2.4%
249	Intuitive Surgical, Inc. (a)	135,112

	Health Care Providers & Services — 1.6%
570	Express Scripts Holding Co. (a)	30,901
670	Humana, Inc.	61,943

		92,844

	Health Care Technology — 1.4%
1,029	Cerner Corp. (a)	78,331

	Life Sciences Tools & Services — 0.5%
548	Illumina, Inc. (a)	28,825

	Pharmaceuticals — 3.1%
1,148	Allergan, Inc.	109,582
459	Novo Nordisk A/S, (Denmark), ADR	63,668

		173,250

	Total Health Care	784,742

	Industrials — 9.6%
	Aerospace & Defense — 1.1%
342	Precision Castparts Corp.	59,045

	Machinery — 4.7%
910	Caterpillar, Inc.	96,912
845	Cummins, Inc.	101,482
232	Deere & Co.	18,806

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Machinery — Continued
668	Joy Global, Inc.	49,083

		266,283

	Road & Rail — 1.5%
801	Union Pacific Corp.	86,081

	Trading Companies & Distributors — 2.3%
589	W.W. Grainger, Inc.	126,523

	Total Industrials	537,932

	Information Technology — 32.0%
	Communications Equipment — 3.8%
610	F5 Networks, Inc. (a)	82,312
1,930	QUALCOMM, Inc.	131,292

		213,604

	Computers & Peripherals — 9.7%
796	Apple, Inc. (a)	477,280
2,033	EMC Corp. (a)	60,746
202	NetApp, Inc. (a)	9,026

		547,052

	Internet Software & Services — 3.4%
188	Baidu, Inc., (China), ADR (a)	27,448
164	Google, Inc., Class A (a)	105,147
1,004	Rackspace Hosting, Inc. (a)	58,029

		190,624

	IT Services — 7.1%
829	Cognizant Technology Solutions Corp., Class A (a)	63,822
728	International Business Machines Corp.	151,935
402	MasterCard, Inc., Class A	168,973
245	Teradata Corp. (a)	16,724

		401,454

	Semiconductors & Semiconductor Equipment — 0.9%
274	Altera Corp.	10,895
1,427	ARM Holdings plc, (United Kingdom), ADR	40,355

		51,250

	Software — 7.1%
680	Citrix Systems, Inc. (a)	53,651
182	FactSet Research Systems, Inc.	17,976
1,570	Intuit, Inc.	94,410
1,698	Nuance Communications, Inc. (a)	43,432
1,083	Red Hat, Inc. (a)	64,873
372	Salesforce.com, Inc. (a)	57,524
583	VMware, Inc., Class A (a)	65,456

		397,322

	Total Information Technology	1,801,306

	Materials — 2.3%
	Chemicals — 2.3%
407	CF Industries Holdings, Inc.	74,247
496	Praxair, Inc.	56,907

	Total Materials	131,154

	Total Common Stocks (Cost $4,484,445)	5,179,707

Preferred Stock — 1.4%
	Consumer Staples — 1.4%
	Beverages — 1.4%
1,849	Cia de Bebidas das Americas, (Brazil), ADR (Cost $65,328)	76,401

Short-Term Investment — 9.2%
	Investment Company — 9.2%
519,398	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.180% (b) (l) (m) (Cost $519,398)	519,398

	Total Investments — 102.6% (Cost $5,069,171)	5,775,506
	Liabilities in Excess of Other Assets — (2.6)%	(145,165)

	NET ASSETS — 100.0%	$5,630,341

Percentages indicated are based on net assets.

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	726,433
Aggregate gross unrealized depreciation	(20,098)

Net unrealized appreciation/depreciation	$706,335

Federal income tax cost of investments	$5,069,171

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investment in Securities (a)	$5,595,082	$180,424	$—	$5,775,506

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of certain ADRs, the reported values of which are an evaluated price. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.8%
Consumer Discretionary — 12.6%
	Auto Components — 1.5%
87	Lear Corp.	4,045
126	TRW Automotive Holdings Corp. (a)	5,843

		9,888

	Automobiles — 0.7%
194	General Motors Co. (a)	4,979

	Internet & Catalog Retail — 0.1%
25	Expedia, Inc.	833

	Media — 8.2%
362	CBS Corp. (Non-Voting), Class B	12,290
576	Comcast Corp., Class A	17,284
248	DISH Network Corp., Class A	8,153
579	News Corp., Class A	11,397
198	Time Warner, Inc.	7,456

		56,580

	Multiline Retail — 0.3%
45	Macy’s, Inc.	1,804

	Specialty Retail — 1.8%
18	AutoZone, Inc. (a)	6,543
64	Best Buy Co., Inc.	1,511
90	Home Depot, Inc. (The)	4,528

		12,582

	Total Consumer Discretionary	86,666

Consumer Staples — 4.1%
	Beverages — 1.2%
337	Constellation Brands, Inc., Class A (a)	7,959

	Food & Staples Retailing — 1.9%
296	CVS Caremark Corp.	13,267

	Food Products — 1.0%
180	Kraft Foods, Inc., Class A	6,850

	Total Consumer Staples	28,076

Energy — 12.5%
	Energy Equipment & Services — 0.8%
50	Baker Hughes, Inc.	2,080
65	Halliburton Co.	2,161
17	Schlumberger Ltd.	1,154

		5,395

	Oil, Gas & Consumable Fuels — 11.7%
124	Apache Corp.	12,447
145	Chevron Corp.	15,563
246	ConocoPhillips	18,664
36	Devon Energy Corp.	2,575
70	EQT Corp.	3,375
106	Occidental Petroleum Corp.	10,097
126	Peabody Energy Corp.	3,637
46	Southwestern Energy Co. (a)	1,395
410	Williams Cos., Inc. (The)	12,638

		80,391

	Total Energy	85,786

Financials — 27.9%
	Capital Markets — 5.8%
100	Goldman Sachs Group, Inc. (The)	12,471
157	Invesco Ltd.	4,190
321	Morgan Stanley	6,309
377	State Street Corp.	17,132

		40,102

	Commercial Banks — 5.6%
503	Huntington Bancshares, Inc.	3,242
136	North American Financial Holdings, Inc., Class A (a) (e) (f) (i)	2,687
949	Wells Fargo & Co.	32,407

		38,336

	Consumer Finance — 1.6%
196	Capital One Financial Corp.	10,937

	Diversified Financial Services — 6.9%
604	Bank of America Corp.	5,778
845	Citigroup, Inc.	30,885
22	CME Group, Inc.	6,249
33	IntercontinentalExchange, Inc. (a)	4,521

		47,433

	Insurance — 8.0%
153	Aflac, Inc. (m)	7,042
151	Allstate Corp. (The)	4,971
53	Everest Re Group Ltd., (Bermuda)	4,913
617	MetLife, Inc.	23,049
28	PartnerRe Ltd., (Bermuda)	1,894
212	Prudential Financial, Inc.	13,413

		55,282

	Total Financials	192,090

Health Care — 14.7%
	Biotechnology — 1.7%
11	Biogen Idec, Inc. (a)	1,375
138	Celgene Corp. (a)	10,667

		12,042

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Health Care Equipment & Supplies — 0.5%
67	Covidien plc, (Ireland)	3,647

	Health Care Providers & Services — 7.2%
173	Cigna Corp.	8,530
116	Humana, Inc.	10,770
92	McKesson Corp.	8,086
370	UnitedHealth Group, Inc.	21,790

		49,176

	Pharmaceuticals — 5.3%
496	Merck & Co., Inc.	19,040
441	Mylan, Inc. (a)	10,332
307	Pfizer, Inc.	6,963

		36,335

	Total Health Care	101,200

Industrials — 10.3%
	Aerospace & Defense — 0.6%
49	United Technologies Corp.	4,039

	Building Products — 0.1%
60	Masco Corp.	797

	Construction & Engineering — 0.9%
99	Fluor Corp.	5,920

	Electrical Equipment — 0.3%
47	Emerson Electric Co.	2,463

	Industrial Conglomerates — 2.3%
331	General Electric Co.	6,642
166	Tyco International Ltd., (Switzerland)	9,335

		15,977

	Machinery — 3.7%
21	Deere & Co.	1,691
72	Joy Global, Inc.	5,263
128	Navistar International Corp. (a)	5,167
199	PACCAR, Inc.	9,310
47	Parker Hannifin Corp.	3,996

		25,427

	Road & Rail — 2.4%
231	Hertz Global Holdings, Inc. (a)	3,467
80	Norfolk Southern Corp.	5,292
71	Union Pacific Corp.	7,666

		16,425

	Total Industrials	71,048

Information Technology — 12.0%
	Communications Equipment — 4.8%
1,328	Cisco Systems, Inc.	28,081
73	QUALCOMM, Inc.	4,979

		33,060

	Computers & Peripherals — 2.3%
22	Apple, Inc. (a)	13,003
56	SanDisk Corp. (a)	2,767

		15,770

	Electronic Equipment, Instruments & Components — 1.7%
65	Arrow Electronics, Inc. (a)	2,732
140	Avnet, Inc. (a)	5,095
103	TE Connectivity Ltd., (Switzerland)	3,784

		11,611

	IT Services — 0.5%
104	Fidelity National Information Services, Inc.	3,441

	Semiconductors & Semiconductor Equipment — 2.0%
135	Altera Corp.	5,384
123	Lam Research Corp. (a)	5,484
41	Texas Instruments, Inc.	1,391
34	Xilinx, Inc.	1,226

		13,485

	Software — 0.7%
165	Oracle Corp.	4,805

	Total Information Technology	82,172

Materials — 1.4%
	Chemicals — 1.0%
124	E.I. du Pont de Nemours & Co.	6,557

	Containers & Packaging — 0.4%
75	Crown Holdings, Inc. (a)	2,767

	Total Materials	9,324

Telecommunication Services — 1.3%
	Diversified Telecommunication Services — 1.2%
211	Verizon Communications, Inc.	8,075

	Wireless Telecommunication Services — 0.1%
360	Sprint Nextel Corp. (a)	1,025

	Total Telecommunication Services	9,100

Utilities — 2.0%
	Electric Utilities — 0.9%
62	NextEra Energy, Inc.	3,810
69	PPL Corp.	1,959

		5,769

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Gas Utilities — 0.5%
87	AGL Resources, Inc.	3,408

	Multi-Utilities — 0.6%
100	PG&E Corp.	4,332

	Total Utilities	13,509

	Total Common Stocks (Cost $548,015)	678,971

Short-Term Investment — 1.1%
	Investment Company — 1.1%
7,665	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.180% (b) (l) (m) (Cost $7,665)	7,665

	Total Investments — 99.9% (Cost $555,680)	686,636
	Other Assets in Excess of Liabilities — 0.1%	606

	NET ASSETS — 100.0%	$687,242

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	—	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $2,687,000 which amounts to 0.4% of total investments.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of March 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$132,105
Aggregate gross unrealized depreciation	(1,149)

Net unrealized appreciation/depreciation	$130,956

Federal income tax cost of investments	$555,680

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$86,666	$—	$—	$86,666
Consumer Staples	28,076	—	—	28,076
Energy	85,786	—	—	85,786
Financials	189,403	—	2,687	192,090
Health Care	101,200	—	—	101,200
Industrials	71,048	—	—	71,048
Information Technology	82,172	—	—	82,172
Materials	9,324	—	—	9,324
Telecommunication Services	9,100	—	—	9,100
Utilities	13,509	—	—	13,509

Total Common Stocks	676,284	—	2,687	678,971

Short-Term Investment
Investment Company	7,665	—	—	7,665

Total Investments in Securities	$683,949	$—	$2,687	$686,636

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 6/30/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 3/31/12
Investments in Securities
Common Stocks - Financials	$2,306	$—	$381	$—	$—	$—	$—	$—	$2,687

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

The change in unrealized appreciation (depreciation) attributable to securities owned at March 31, 2012, which were valued using significant unobservable inputs (Level 3) was approximately $381,000.

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.8%
	Consumer Discretionary — 13.6%
	Auto Components — 0.1%
13	Drew Industries, Inc. (a)	364
24	Spartan Motors, Inc.	126
13	Standard Motor Products, Inc.	231
16	Superior Industries International, Inc.	313

		1,034

	Automobiles — 0.2%
73	Thor Industries, Inc.	2,301
21	Winnebago Industries, Inc. (a)	205

		2,506

	Distributors — 0.4%
86	LKQ Corp. (a)	2,682
43	Pool Corp.	1,624
13	VOXX International Corp. (a)	174

		4,480

	Diversified Consumer Services — 1.3%
12	American Public Education, Inc. (a)	450
11	Capella Education Co. (a)	406
42	Career Education Corp. (a)	340
80	Coinstar, Inc. (a)	5,078
60	Corinthian Colleges, Inc. (a)	249
70	Hillenbrand, Inc.	1,596
57	ITT Educational Services, Inc. (a) (c)	3,755
16	Lincoln Educational Services Corp.	128
21	Matthews International Corp., Class A	657
41	Regis Corp.	765
211	Service Corp. International	2,380
14	Universal Technical Institute, Inc.	188

		15,992

	Hotels, Restaurants & Leisure — 2.0%
88	Bally Technologies, Inc. (a)	4,122
1	Biglari Holdings, Inc. (a)	426
23	Bob Evans Farms, Inc.	868
39	Boyd Gaming Corp. (a)	305
175	Brinker International, Inc.	4,830
4	Buffalo Wild Wings, Inc. (a)	404
15	CEC Entertainment, Inc.	558
19	Cheesecake Factory, Inc. (The) (a)	567
58	Cracker Barrel Old Country Store, Inc.	3,240
12	DineEquity, Inc. (a)	599
21	International Speedway Corp., Class A	589
29	Interval Leisure Group, Inc.	502
15	Marcus Corp.	183
20	Marriott Vacations Worldwide Corp. (a)	568
6	Monarch Casino & Resort, Inc. (a)	63
19	Multimedia Games Holding Co., Inc. (a)	212
13	O’Charley’s, Inc. (a)	131
2	Panera Bread Co., Class A (a)	356
15	Papa John’s International, Inc. (a)	551
9	Peet’s Coffee & Tea, Inc. (a)	661
9	PF Chang’s China Bistro, Inc.	345
43	Pinnacle Entertainment, Inc. (a)	496
11	Red Robin Gourmet Burgers, Inc. (a)	398
47	Ruby Tuesday, Inc. (a)	427
25	Ruth’s Hospitality Group, Inc. (a)	192
38	Scientific Games Corp., Class A (a)	440
39	Shuffle Master, Inc. (a)	684
43	Sonic Corp. (a)	331
20	Texas Roadhouse, Inc.	336
40	WMS Industries, Inc. (a)	959

		24,343

	Household Durables — 1.3%
29	American Greetings Corp., Class A	441
4	Blyth, Inc.	289
17	Ethan Allen Interiors, Inc.	421
22	Helen of Troy Ltd., (Bermuda) (a)	747
19	iRobot Corp. (a)	529
72	Jarden Corp.	2,900
51	KB Home	455
36	La-Z-Boy, Inc. (a)	532
13	M/I Homes, Inc. (a)	165
19	Meritage Homes Corp. (a)	508
4	NVR, Inc. (a)	2,964
31	Ryland Group, Inc. (The)	591
67	Standard Pacific Corp. (a)	300
108	Toll Brothers, Inc. (a)	2,597
43	Tupperware Brands Corp.	2,702
11	Universal Electronics, Inc. (a)	214

		16,355

	Internet & Catalog Retail — 0.1%
10	Blue Nile, Inc. (a)	331
14	HSN, Inc.	549
21	Nutrisystem, Inc.	232
16	PetMed Express, Inc.	199

		1,311

	Leisure Equipment & Products — 0.6%
9	Arctic Cat, Inc. (a)	397
44	Callaway Golf Co.	301

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Leisure Equipment & Products — Continued
19	JAKKS Pacific, Inc.	335
76	Polaris Industries, Inc.	5,465
13	Sturm Ruger & Co., Inc.	644

		7,142

	Media — 0.8%
39	AMC Networks, Inc., Class A (a)	1,749
19	Arbitron, Inc.	714
20	Digital Generation, Inc. (a)	203
22	E.W. Scripps Co., Class A (a)	221
32	Harte-Hanks, Inc.	287
36	John Wiley & Sons, Inc., Class A	1,701
20	Meredith Corp.	642
41	New York Times Co. (The), Class A (a)	281
18	Scholastic Corp.	618
124	Valassis Communications, Inc. (a)	2,844

		9,260

	Multiline Retail — 0.0% (g)
28	Fred’s, Inc., Class A	403
26	Tuesday Morning Corp. (a)	100

		503

	Specialty Retail — 5.0%
76	Advance Auto Parts, Inc.	6,761
14	Aeropostale, Inc. (a)	294
35	ANN, Inc. (a)	1,008
99	Ascena Retail Group, Inc. (a)	4,404
28	Barnes & Noble, Inc. (a)	373
12	Big 5 Sporting Goods Corp.	93
31	Brown Shoe Co., Inc.	288
78	Buckle, Inc. (The)	3,737
13	Cabela’s, Inc. (a)	504
22	Cato Corp. (The), Class A	619
67	Chico’s FAS, Inc.	1,011
26	Christopher & Banks Corp.	48
34	Coldwater Creek, Inc. (a)	40
27	Dick’s Sporting Goods, Inc.	1,306
120	Finish Line, Inc. (The), Class A	2,554
230	Foot Locker, Inc.	7,143
53	Genesco, Inc. (a)	3,779
58	Group 1 Automotive, Inc.	3,242
13	Haverty Furniture Cos., Inc.	142
19	Hibbett Sports, Inc. (a)	1,025
31	Hot Topic, Inc.	310
10	Jos. A. Bank Clothiers, Inc. (a)	512
10	Kirkland’s, Inc. (a)	166
15	Lithia Motors, Inc., Class A	392
20	Lumber Liquidators Holdings, Inc. (a)	503
16	MarineMax, Inc. (a)	128
10	Men’s Wearhouse, Inc. (The)	404
10	Midas, Inc. (a)	111
202	Office Depot, Inc. (a)	698
62	OfficeMax, Inc. (a)	353
36	PEP Boys-Manny Moe & Jack (The)	545
124	PetSmart, Inc.	7,082
133	RadioShack Corp.	826
12	Rent-A-Center, Inc.	451
11	Rue21, Inc. (a)	312
39	Select Comfort Corp. (a)	1,264
31	Signet Jewelers Ltd., (Bermuda)	1,465
26	Sonic Automotive, Inc., Class A (c)	467
22	Stage Stores, Inc.	359
18	Stein Mart, Inc. (a)	121
64	Tractor Supply Co.	5,793
20	Zale Corp. (a)	61
16	Zumiez, Inc. (a)	592

		61,286

	Textiles, Apparel & Luxury Goods — 1.8%
242	Crocs, Inc. (a)	5,053
9	Deckers Outdoor Corp. (a)	589
25	Fossil, Inc. (a)	3,298
20	K-Swiss, Inc., Class A (a)	80
66	Liz Claiborne, Inc. (a)	875
17	Maidenform Brands, Inc. (a)	378
12	Movado Group, Inc.	289
10	Oxford Industries, Inc.	487
8	Perry Ellis International, Inc. (a)	154
47	PVH Corp.	4,196
94	Quiksilver, Inc. (a)	378
25	Skechers U.S.A., Inc., Class A (a)	321
85	Steven Madden Ltd. (a)	3,620
18	True Religion Apparel, Inc. (a)	500
26	Warnaco Group, Inc. (The) (a)	1,516
2	Wolverine World Wide, Inc.	77

		21,811

	Total Consumer Discretionary	166,023

	Consumer Staples — 4.3%
	Beverages — 0.4%
7	Boston Beer Co., Inc. (The), Class A (a)	721

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Beverages — Continued
72	Monster Beverage Corp. (a)	4,475

		5,196

	Food & Staples Retailing — 0.9%
13	Andersons, Inc. (The)	648
68	Casey’s General Stores, Inc.	3,768
9	Nash Finch Co.	251
1,371	Rite Aid Corp. (a)	2,385
88	Ruddick Corp.	3,547
15	Spartan Stores, Inc.	280

		10,879

	Food Products — 2.0%
34	B&G Foods, Inc.	774
8	Calavo Growers, Inc.	227
10	Cal-Maine Foods, Inc.	396
214	Darling International, Inc. (a)	3,736
16	Diamond Foods, Inc.	355
114	Green Mountain Coffee Roasters, Inc. (a)	5,338
41	Hain Celestial Group, Inc. (The) (a)	1,813
10	J&J Snack Foods Corp.	540
9	Lancaster Colony Corp.	567
17	Post Holdings, Inc. (a)	558
34	Ralcorp Holdings, Inc. (a)	2,509
6	Seneca Foods Corp., Class A (a)	164
251	Smithfield Foods, Inc. (a)	5,521
36	Snyders-Lance, Inc.	937
19	Tootsie Roll Industries, Inc.	431

		23,866

	Household Products — 0.8%
35	Central Garden & Pet Co., Class A (a)	338
58	Church & Dwight Co., Inc.	2,865
81	Energizer Holdings, Inc. (a)	5,994
12	WD-40 Co.	547

		9,744

	Personal Products — 0.1%
11	Inter Parfums, Inc.	169
9	Medifast, Inc. (a)	157
35	Prestige Brands Holdings, Inc. (a)	613

		939

	Tobacco — 0.1%
61	Alliance One International, Inc. (a)	231
36	Universal Corp.	1,693

		1,924

	Total Consumer Staples	52,548

	Energy — 5.5%
	Energy Equipment & Services — 2.7%
25	Atwood Oceanics, Inc. (a)	1,139
22	Basic Energy Services, Inc. (a)	388
17	Bristow Group, Inc.	793
17	CARBO Ceramics, Inc.	1,746
49	Dresser-Rand Group, Inc. (a)	2,252
46	Exterran Holdings, Inc. (a)	609
10	Gulf Island Fabrication, Inc.	289
256	Helix Energy Solutions Group, Inc. (a)	4,551
6	ION Geophysical Corp. (a)	41
8	Lufkin Industries, Inc.	609
18	Matrix Service Co. (a)	252
62	Oceaneering International, Inc.	3,342
42	Oil States International, Inc. (a)	3,315
3	OYO Geospace Corp. (a)	331
111	Patterson-UTI Energy, Inc.	1,922
43	Pioneer Drilling Co. (a)	381
15	SEACOR Holdings, Inc. (a)	1,455
215	Superior Energy Services, Inc. (a)	5,664
55	Tetra Technologies, Inc. (a)	517
68	Unit Corp. (a)	2,896

		32,492

	Oil, Gas & Consumable Fuels — 2.8%
86	Approach Resources, Inc. (a)	3,161
49	Cimarex Energy Co.	3,663
43	Cloud Peak Energy, Inc. (a)	688
34	Comstock Resources, Inc. (a)	531
10	Contango Oil & Gas Co. (a)	575
85	Forest Oil Corp. (a)	1,025
13	Georesources, Inc. (a)	427
46	Gulfport Energy Corp. (a)	1,325
230	HollyFrontier Corp.	7,397
30	Northern Oil & Gas, Inc. (a)	623
19	Overseas Shipholding Group, Inc.	243
26	Patriot Coal Corp. (a)	163
33	Penn Virginia Corp.	150
17	Petroleum Development Corp. (a)	626
38	Petroquest Energy, Inc. (a)	236
118	Plains Exploration & Production Co. (a)	5,038
37	SM Energy Co.	2,647
144	Stone Energy Corp. (a)	4,103
13	Swift Energy Co. (a)	380

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Oil, Gas & Consumable Fuels — Continued
25	World Fuel Services Corp.	1,037

		34,038

	Total Energy	66,530

	Financials — 19.5%
	Capital Markets — 1.3%
7	Affiliated Managers Group, Inc. (a)	834
456	Apollo Investment Corp.	3,267
14	Calamos Asset Management, Inc., Class A	185
123	Eaton Vance Corp.	3,512
8	Greenhill & Co., Inc.	331
30	Investment Technology Group, Inc. (a)	354
36	Janus Capital Group, Inc.	319
11	Piper Jaffray Cos. (a)	288
272	Prospect Capital Corp.	2,991
27	Raymond James Financial, Inc.	991
73	SEI Investments Co.	1,510
21	SWS Group, Inc.	117
4	Virtus Investment Partners, Inc. (a)	353
20	Waddell & Reed Financial, Inc., Class A	660

		15,712

	Commercial Banks — 5.0%
74	Associated Banc-Corp.	1,037
87	Bank of Hawaii Corp.	4,222
34	Bank of Nova Scotia (a)	379
21	Bank of the Ozarks, Inc.	642
51	Boston Private Financial Holdings, Inc.	508
59	Cathay General Bancorp	1,037
11	City Holding Co.	377
17	City National Corp.	879
28	Columbia Banking System, Inc.	629
114	Commerce Bancshares, Inc.	4,605
57	Community Bank System, Inc.	1,640
47	Cullen/Frost Bankers, Inc.	2,747
62	CVB Financial Corp.	726
211	East West Bancorp, Inc.	4,883
12	First Bancorp (a)	53
76	First Commonwealth Financial Corp.	464
42	First Financial Bancorp	720
23	First Financial Bankshares, Inc. (c)	795
53	First Midwest Bancorp, Inc.	640
546	First Niagara Financial Group, Inc.	5,373
164	FirstMerit Corp.	2,757
27	FNB Corp.	327
257	Fulton Financial Corp.	2,701
52	Glacier Bancorp, Inc.	771
14	Hanmi Financial Corp. (a)	137
16	Home Bancshares, Inc./AR	416
15	Independent Bank Corp.	438
38	International Bancshares Corp.	798
26	NBT Bancorp, Inc.	575
161	Old National Bancorp	2,111
23	PacWest Bancorp	569
24	Pinnacle Financial Partners, Inc. (a)	441
70	Prosperity Bancshares, Inc.	3,205
20	S&T Bancorp, Inc.	440
12	Simmons First National Corp., Class A	314
22	Sterling Bancorp	208
22	SVB Financial Group (a)	1,390
79	Texas Capital Bancshares, Inc. (a)	2,733
6	Tompkins Financial Corp.	226
47	Trustmark Corp.	1,180
23	UMB Financial Corp.	1,047
37	Umpqua Holdings Corp.	498
11	United Community Banks, Inc. (a)	111
17	Valley National Bancorp	224
167	Webster Financial Corp.	3,793
18	Westamerica Bancorp	868
44	Wilshire Bancorp, Inc. (a)	213

		60,847

	Consumer Finance — 0.6%
43	Cash America International, Inc.	2,077
119	Ezcorp, Inc., Class A (a)	3,853
24	First Cash Financial Services, Inc. (a)	1,012
10	World Acceptance Corp. (a)	641

		7,583

	Diversified Financial Services — 0.2%
66	CBOE Holdings, Inc.	1,871
33	Interactive Brokers Group, Inc., Class A	556

		2,427

	Insurance — 3.2%
7	Alleghany Corp. (a)	2,216
128	American Financial Group, Inc.	4,949
13	AMERISAFE, Inc. (a)	322
45	Brown & Brown, Inc.	1,059
26	Delphi Financial Group, Inc., Class A	1,163
16	eHealth, Inc. (a)	256
29	Employers Holdings, Inc.	518
15	Everest Re Group Ltd., (Bermuda)	1,416

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Insurance — Continued
70	Hanover Insurance Group, Inc. (The)	2,889
81	HCC Insurance Holdings, Inc.	2,517
29	Horace Mann Educators Corp.	502
9	Infinity Property & Casualty Corp.	477
35	Kemper Corp.	1,069
38	Meadowbrook Insurance Group, Inc.	354
12	Mercury General Corp.	520
32	National Financial Partners Corp. (a)	483
9	Navigators Group, Inc. (The) (a)	425
15	Presidential Life Corp.	170
35	ProAssurance Corp.	3,085
150	Protective Life Corp.	4,441
59	Reinsurance Group of America, Inc.	3,496
3	RLI Corp.	227
11	Safety Insurance Group, Inc.	450
39	Selective Insurance Group, Inc.	680
11	Stewart Information Services Corp.	161
33	Tower Group, Inc.	750
14	United Fire Group, Inc.	249
124	W.R. Berkley Corp.	4,472

		39,316

	Real Estate Investment Trusts (REITs) — 8.2%
32	Acadia Realty Trust	718
44	Alexandria Real Estate Equities, Inc.	3,188
50	American Campus Communities, Inc.	2,228
104	BioMed Realty Trust, Inc.	1,970
54	BRE Properties, Inc.	2,729
50	Camden Property Trust	3,292
35	Cedar Realty Trust, Inc.	177
62	Colonial Properties Trust	1,349
53	Corporate Office Properties Trust	1,229
74	Cousins Properties, Inc.	558
121	DiamondRock Hospitality Co.	1,249
177	Duke Realty Corp.	2,543
19	EastGroup Properties, Inc.	958
33	Entertainment Properties Trust	1,545
44	Equity One, Inc.	890
23	Essex Property Trust, Inc.	3,545
66	Extra Space Storage, Inc.	1,905
44	Federal Realty Investment Trust	4,303
49	Franklin Street Properties Corp.	524
19	Getty Realty Corp.	296
56	Healthcare Realty Trust, Inc.	1,230
52	Highwoods Properties, Inc.	1,735
33	Home Properties, Inc.	2,016
89	Hospitality Properties Trust	2,344
57	Inland Real Estate Corp.	507
42	Kilroy Realty Corp.	1,936
45	Kite Realty Group Trust	237
63	LaSalle Hotel Properties	1,781
72	Lexington Realty Trust	644
85	Liberty Property Trust	3,027
22	LTC Properties, Inc.	689
93	Macerich Co. (The)	5,377
62	Mack-Cali Realty Corp.	1,790
80	Medical Properties Trust, Inc.	743
27	Mid-America Apartment Communities, Inc.	1,830
70	National Retail Properties, Inc.	1,910
72	Omega Healthcare Investors, Inc.	1,530
16	Parkway Properties, Inc.	164
42	Pennsylvania Real Estate Investment Trust	640
37	Post Properties, Inc.	1,753
29	Potlatch Corp.	900
13	PS Business Parks, Inc.	882
84	Rayonier, Inc.	3,694
90	Realty Income Corp.	3,475
65	Regency Centers Corp.	2,889
8	Saul Centers, Inc.	325
113	Senior Housing Properties Trust	2,502
60	SL Green Realty Corp.	4,669
20	Sovran Self Storage, Inc.	996
64	Tanger Factory Outlet Centers	1,895
41	Taubman Centers, Inc.	3,002
157	UDR, Inc.	4,202
9	Universal Health Realty Income Trust	353
16	Urstadt Biddle Properties, Inc., Class A	310
86	Weingarten Realty Investors	2,266

		99,439

	Real Estate Management & Development — 0.2%
25	Forestar Group, Inc. (a)	381
31	Jones Lang LaSalle, Inc.	2,553

		2,934

	Thrifts & Mortgage Finance — 0.8%
28	Bank Mutual Corp.	114
42	Brookline Bancorp, Inc.	392
20	Dime Community Bancshares, Inc.	295
455	New York Community Bancorp, Inc.	6,332

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Thrifts & Mortgage Finance — Continued
41	Oritani Financial Corp.	599
39	Provident Financial Services, Inc.	565
65	Trustco Bank Corp.	373
24	ViewPoint Financial Group	367
42	Washington Federal, Inc.	713

		9,750

	Total Financials	238,008

	Health Care — 9.9%
	Biotechnology — 1.6%
122	Alkermes plc, (Ireland) (a)	2,268
39	ArQule, Inc. (a)	272
49	Cubist Pharmaceuticals, Inc. (a)	2,126
16	Emergent Biosolutions, Inc. (a)	261
31	Momenta Pharmaceuticals, Inc. (a)	479
40	Regeneron Pharmaceuticals, Inc. (a)	4,618
50	Savient Pharmaceuticals, Inc. (a) (c)	109
70	United Therapeutics Corp. (a)	3,298
160	Vertex Pharmaceuticals, Inc. (a)	6,567

		19,998

	Health Care Equipment & Supplies — 2.6%
16	Abaxis, Inc. (a)	467
71	Align Technology, Inc. (a)	1,962
9	Analogic Corp.	600
13	Cantel Medical Corp.	329
20	CONMED Corp.	599
39	Cooper Cos., Inc. (The)	3,181
19	CryoLife, Inc. (a)	102
17	Cyberonics, Inc. (a)	663
8	Gen-Probe, Inc. (a)	519
17	Greatbatch, Inc. (a)	405
119	Hill-Rom Holdings, Inc.	3,969
164	Hologic, Inc. (a)	3,536
8	ICU Medical, Inc. (a)	417
31	IDEXX Laboratories, Inc. (a)	2,752
22	Invacare Corp.	369
7	Kensey Nash Corp.	208
16	Masimo Corp. (a)	382
31	Meridian Bioscience, Inc.	603
29	Merit Medical Systems, Inc. (a)	363
21	Natus Medical, Inc. (a)	247
16	Neogen Corp. (a)	634
29	NuVasive, Inc. (a)	485
14	Palomar Medical Technologies, Inc. (a)	127
170	ResMed, Inc. (a)	5,252
11	STERIS Corp.	355
12	SurModics, Inc. (a)	183
25	Symmetry Medical, Inc. (a)	175
35	Teleflex, Inc.	2,118
4	West Pharmaceutical Services, Inc.	172
4	Zoll Medical Corp. (a)	416

		31,590

	Health Care Providers & Services — 3.6%
6	Almost Family, Inc. (a)	152
21	Amedisys, Inc. (a)	306
28	AMN Healthcare Services, Inc. (a)	171
22	AmSurg Corp. (a)	625
17	Bio-Reference Labs, Inc. (a)	408
17	Centene Corp. (a)	827
5	Chemed Corp.	336
219	Community Health Systems, Inc. (a)	4,860
5	Corvel Corp. (a)	190
21	Cross Country Healthcare, Inc. (a)	107
12	Ensign Group, Inc. (The)	321
21	Gentiva Health Services, Inc. (a)	186
23	Hanger Orthopedic Group, Inc. (a)	506
580	Health Management Associates, Inc., Class A (a)	3,899
73	Health Net, Inc. (a)	2,916
23	Healthways, Inc. (a)	172
55	Henry Schein, Inc. (a)	4,152
14	HMS Holdings Corp. (a)	451
12	IPC The Hospitalist Co., Inc. (a)	455
38	Kindred Healthcare, Inc. (a)	325
7	Landauer, Inc.	354
11	LHC Group, Inc. (a)	204
11	LifePoint Hospitals, Inc. (a)	438
44	Lincare Holdings, Inc.	1,127
4	Magellan Health Services, Inc. (a)	185
49	Molina Healthcare, Inc. (a)	1,657
9	MWI Veterinary Supply, Inc. (a)	783
184	Omnicare, Inc.	6,551
18	Owens & Minor, Inc.	539
21	PharMerica Corp. (a)	257
30	PSS World Medical, Inc. (a)	750
56	Universal Health Services, Inc., Class B	2,364
93	WellCare Health Plans, Inc. (a)	6,707

		43,281

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Health Care Technology — 0.3%
135	Allscripts Healthcare Solutions, Inc. (a)	2,243
8	Computer Programs & Systems, Inc.	445
16	Medidata Solutions, Inc. (a)	421
23	Omnicell, Inc. (a)	354

		3,463

	Life Sciences Tools & Services — 0.5%
49	Affymetrix, Inc. (a)	209
1	Bio-Rad Laboratories, Inc., Class A (a)	105
18	Cambrex Corp. (a)	126
76	Charles River Laboratories International, Inc. (a)	2,740
36	Covance, Inc. (a)	1,713
23	Enzo Biochem, Inc. (a)	61
30	eResearchTechnology, Inc. (a)	235
4	Mettler-Toledo International, Inc. (a)	806
3	Techne Corp.	189

		6,184

	Pharmaceuticals — 1.3%
47	Akorn, Inc. (a)	555
156	Endo Pharmaceuticals Holdings, Inc. (a)	6,038
7	Hi-Tech Pharmacal Co., Inc. (a)	253
13	Medicines Co. (The) (a)	269
22	Par Pharmaceutical Cos., Inc. (a)	842
129	Questcor Pharmaceuticals, Inc. (a)	4,863
15	Salix Pharmaceuticals Ltd. (a)	770
69	ViroPharma, Inc. (a)	2,066

		15,656

	Total Health Care	120,172

	Industrials — 17.4%
	Aerospace & Defense — 1.6%
28	AAR Corp.	517
13	Aerovironment, Inc. (a)	357
69	Alliant Techsystems, Inc.	3,482
7	American Science & Engineering, Inc.	437
115	BE Aerospace, Inc. (a)	5,329
18	Ceradyne, Inc.	575
12	Cubic Corp.	561
8	Curtiss-Wright Corp.	289
134	Exelis, Inc.	1,676
42	GenCorp, Inc. (a)	296
81	Huntington Ingalls Industries, Inc. (a)	3,240
8	Moog, Inc., Class A (a)	322
4	National Presto Industries Inc.	294
44	Orbital Sciences Corp. (a)	581
16	Teledyne Technologies, Inc. (a)	987

		18,943

	Air Freight & Logistics — 0.1%
21	Forward Air Corp.	761
10	Hub Group, Inc., Class A (a)	357
31	UTi Worldwide, Inc., (United Kingdom)	536

		1,654

	Airlines — 0.7%
137	Alaska Air Group, Inc. (a)	4,906
12	Allegiant Travel Co. (a)	665
554	JetBlue Airways Corp. (a)	2,711
39	SkyWest, Inc.	430

		8,712

	Building Products — 0.8%
74	A.O. Smith Corp.	3,320
13	AAON, Inc.	258
19	Apogee Enterprises, Inc.	250
22	Gibraltar Industries, Inc. (a)	328
32	Griffon Corp.	346
43	Lennox International, Inc.	1,753
11	NCI Building Systems, Inc. (a)	131
26	Quanex Building Products Corp.	458
59	Simpson Manufacturing Co., Inc.	1,913
14	Universal Forest Products, Inc.	479

		9,236

	Commercial Services & Supplies — 1.7%
33	ABM Industries, Inc.	813
60	Brink’s Co. (The)	1,420
7	Consolidated Graphics, Inc. (a)	332
160	Copart, Inc. (a)	4,162
74	Corrections Corp. of America (a)	2,034
109	Deluxe Corp.	2,559
12	Encore Capital Group, Inc. (a)	280
13	G&K Services, Inc., Class A	439
47	Healthcare Services Group, Inc.	1,010
20	Herman Miller, Inc.	465
4	HNI Corp.	103
37	Interface, Inc., Class A	512
22	Mine Safety Appliances Co.	904
26	Mobile Mini, Inc. (a)	543
12	Portfolio Recovery Associates, Inc. (a)	867
8	Standard Register Co. (The)	10
31	SYKES Enterprises, Inc. (a)	488
94	Tetra Tech, Inc. (a)	2,472

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Commercial Services & Supplies — Continued
11	UniFirst Corp.	706
24	United Stationers, Inc.	755
14	Viad Corp.	275

		21,149

	Construction & Engineering — 1.5%
73	AECOM Technology Corp. (a)	1,630
28	Aegion Corp. (a)	504
26	Comfort Systems USA, Inc.	287
26	Dycom Industries, Inc. (a)	598
58	EMCOR Group, Inc.	1,597
58	Granite Construction, Inc.	1,654
39	KBR, Inc.	1,386
19	Orion Marine Group, Inc. (a)	140
136	Shaw Group, Inc. (The) (a)	4,305
137	URS Corp.	5,826

		17,927

	Electrical Equipment — 1.8%
101	AMETEK, Inc.	4,882
9	AZZ, Inc.	449
44	Belden, Inc.	1,659
86	Brady Corp., Class A	2,770
14	Encore Wire Corp.	402
75	EnerSys (a)	2,612
14	Franklin Electric Co., Inc.	677
30	General Cable Corp. (a)	860
34	Hubbell, Inc., Class B	2,652
6	Powell Industries, Inc. (a)	212
20	Regal-Beloit Corp.	1,335
37	Thomas & Betts Corp. (a)	2,643
16	Vicor Corp.	127

		21,280

	Industrial Conglomerates — 0.2%
50	Carlisle Cos., Inc.	2,521
9	Standex International Corp.	352

		2,873

	Machinery — 5.3%
167	Actuant Corp., Class A	4,850
133	AGCO Corp. (a)	6,275
20	Albany International Corp., Class A	458
15	Astec Industries, Inc. (a)	549
91	Barnes Group, Inc.	2,406
36	Briggs & Stratton Corp.	649
6	Cascade Corp.	316
12	CIRCOR International, Inc.	411
24	CLARCOR, Inc.	1,167
62	Crane Co.	3,013
17	Donaldson Co., Inc.	605
15	EnPro Industries, Inc. (a)	599
20	ESCO Technologies, Inc.	743
44	Federal Signal Corp. (a)	245
73	Gardner Denver, Inc.	4,580
63	Graco, Inc.	3,336
31	Harsco Corp.	722
20	John Bean Technologies Corp.	326
129	Kennametal, Inc.	5,723
73	Lincoln Electric Holdings, Inc.	3,307
9	Lindsay Corp.	598
12	Lydall, Inc. (a)	118
27	Mueller Industries, Inc.	1,244
3	Nordson Corp.	170
96	Oshkosh Corp. (a)	2,219
55	Pentair, Inc.	2,614
20	Robbins & Myers, Inc.	1,050
7	SPX Corp.	579
14	Tennant Co.	605
37	Terex Corp. (a)	832
70	Timken Co.	3,555
12	Toro Co. (The)	878
20	Trinity Industries, Inc.	675
40	Valmont Industries, Inc.	4,667
49	Wabtec Corp.	3,713
16	Watts Water Technologies, Inc., Class A	641

		64,438

	Marine — 0.4%
74	Kirby Corp. (a)	4,889

	Professional Services — 1.1%
9	CDI Corp.	159
22	Corporate Executive Board Co. (The)	934
22	Dolan Co. (The) (a)	196
10	Exponent, Inc. (a)	475
83	FTI Consulting, Inc. (a)	3,113
12	Heidrick & Struggles International, Inc.	274
17	Insperity, Inc.	518
21	Kelly Services, Inc., Class A	334
33	Korn/Ferry International (a)	557
52	Manpower, Inc.	2,467
36	Navigant Consulting, Inc. (a)	507

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Professional Services — Continued
25	On Assignment, Inc. (a)	445
33	Resources Connection, Inc.	462
46	Towers Watson & Co., Class A	3,032
26	TrueBlue, Inc. (a)	466

		13,939

	Road & Rail — 1.7%
18	Arkansas Best Corp.	341
171	Avis Budget Group, Inc. (a)	2,422
77	Con-way, Inc.	2,511
116	J.B. Hunt Transport Services, Inc.	6,303
71	Kansas City Southern (a)	5,073
51	Landstar System, Inc.	2,955
34	Old Dominion Freight Line, Inc. (a)	1,603

		21,208

	Trading Companies & Distributors — 0.5%
4	Applied Industrial Technologies, Inc.	154
19	Kaman Corp.	636
4	Lawson Products, Inc.	57
17	MSC Industrial Direct Co., Inc., Class A	1,413
73	United Rentals, Inc. (a)	3,123
5	Watsco, Inc.	346

		5,729

	Total Industrials	211,977

	Information Technology — 17.1%
	Communications Equipment — 1.1%
30	ADTRAN, Inc.	947
58	Arris Group, Inc. (a)	651
8	Bel Fuse, Inc., Class B	140
13	Black Box Corp.	326
19	Comtech Telecommunications Corp.	632
17	Digi International, Inc. (a)	190
84	Harmonic, Inc. (a)	457
83	NETGEAR, Inc. (a)	3,153
14	Oplink Communications, Inc. (a)	245
13	PC-Tel, Inc.	89
79	Plantronics, Inc.	3,178
150	Polycom, Inc. (a)	2,856
31	Riverbed Technology, Inc. (a)	878
30	Symmetricom, Inc. (a)	175

		13,917

	Computers & Peripherals — 1.1%
21	Avid Technology, Inc. (a)	229
83	Diebold, Inc.	3,210
36	Intermec, Inc. (a)	275
15	Intevac, Inc. (a)	129
242	NCR Corp. (a)	5,264
23	Novatel Wireless, Inc. (a)	77
109	QLogic Corp. (a)	1,937
15	Stratasys, Inc. (a)	540
18	Super Micro Computer, Inc. (a)	313
20	Synaptics, Inc. (a)	740

		12,714

	Electronic Equipment, Instruments & Components — 3.0%
15	Agilysys, Inc. (a)	132
20	Anixter International, Inc. (a)	1,457
15	Arrow Electronics, Inc. (a)	636
88	Avnet, Inc. (a)	3,211
10	Badger Meter, Inc.	351
43	Benchmark Electronics, Inc. (a)	713
47	Brightpoint, Inc. (a)	379
28	Checkpoint Systems, Inc. (a)	315
23	CTS Corp.	246
24	Daktronics, Inc.	217
12	DTS, Inc. (a)	365
18	Electro Scientific Industries, Inc.	271
12	FARO Technologies, Inc. (a)	671
54	FEI Co. (a)	2,671
18	Gerber Scientific, Inc. (a) (f) (i)	—
139	Ingram Micro, Inc., Class A (a)	2,581
33	Insight Enterprises, Inc. (a)	732
8	Itron, Inc. (a)	365
16	Littelfuse, Inc.	995
11	Measurement Specialties, Inc. (a)	366
22	Mercury Computer Systems, Inc. (a)	287
26	Methode Electronics, Inc.	242
11	MTS Systems Corp.	604
26	Newport Corp. (a)	468
14	OSI Systems, Inc. (a)	874
14	Park Electrochemical Corp.	429
67	Plexus Corp. (a)	2,359
26	Pulse Electronics Corp.	65
17	RadiSys Corp. (a)	124
26	Rofin-Sinar Technologies, Inc. (a)	683
11	Rogers Corp. (a)	444
19	Scansource, Inc. (a)	707
55	SYNNEX Corp. (a)	2,110
90	Tech Data Corp. (a)	4,877

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Electronic Equipment, Instruments & Components — Continued
76	Trimble Navigation Ltd. (a)	4,122
102	TTM Technologies, Inc. (a)	1,167

		36,236

	Internet Software & Services — 1.4%
77	AOL, Inc. (a)	1,452
23	comScore, Inc. (a)	492
28	DealerTrack Holdings, Inc. (a)	833
25	Digital River, Inc. (a)	467
33	Equinix, Inc. (a)	5,257
26	InfoSpace, Inc. (a)	338
33	j2 Global, Inc.	947
34	LivePerson, Inc. (a)	578
15	LogMeIn, Inc. (a)	536
93	Monster Worldwide, Inc. (a)	905
19	Perficient, Inc. (a)	224
73	Rackspace Hosting, Inc. (a)	4,190
9	Stamps.com, Inc. (a)	238
62	United Online, Inc.	302
14	ValueClick, Inc. (a)	274
21	XO Group, Inc. (a)	199

		17,232

	IT Services — 3.3%
58	Acxiom Corp. (a)	846
62	Alliance Data Systems Corp. (a)	7,810
30	Broadridge Financial Solutions, Inc.	713
69	CACI International, Inc., Class A (a)	4,313
49	CIBER, Inc. (a)	208
61	Convergys Corp. (a)	813
36	CoreLogic, Inc. (a)	589
24	CSG Systems International, Inc. (a)	366
80	DST Systems, Inc.	4,365
10	Forrester Research, Inc.	339
109	Gartner, Inc. (a)	4,659
44	Global Payments, Inc.	2,068
27	Heartland Payment Systems, Inc.	779
24	Higher One Holdings, Inc. (a)	357
21	iGate Corp. (a)	355
38	Jack Henry & Associates, Inc.	1,304
227	Lender Processing Services, Inc.	5,895
16	ManTech International Corp., Class A	560
4	MAXIMUS, Inc.	181
4	NCI, Inc., Class A (a)	28
21	TeleTech Holdings, Inc. (a)	342
44	VeriFone Systems, Inc. (a)	2,299
13	Virtusa Corp. (a)	232
18	Wright Express Corp. (a)	1,147

		40,568

	Office Electronics — 0.1%
22	Zebra Technologies Corp., Class A (a)	902

	Semiconductors & Semiconductor Equipment — 3.3%
32	Advanced Energy Industries, Inc. (a)	414
98	Atmel Corp. (a)	970
24	ATMI, Inc. (a)	554
47	Brooks Automation, Inc.	578
18	Ceva, Inc. (a)	401
20	Cirrus Logic, Inc. (a)	483
17	Cohu, Inc.	194
221	Cypress Semiconductor Corp. (a)	3,453
16	DSP Group, Inc. (a)	108
62	Entropic Communications, Inc. (a)	364
32	Exar Corp. (a)	267
200	Fairchild Semiconductor International, Inc. (a)	2,942
331	GT Advanced Technologies, Inc. (a)	2,741
4	Hittite Microwave Corp. (a)	210
106	Integrated Device Technology, Inc. (a)	755
91	Intersil Corp., Class A	1,018
44	Kopin Corp. (a)	181
51	Kulicke & Soffa Industries, Inc. (a)	628
130	Lam Research Corp. (a)	5,797
35	Micrel, Inc.	357
146	Microsemi Corp. (a)	3,130
63	MKS Instruments, Inc.	1,869
25	Monolithic Power Systems, Inc. (a)	493
12	Nanometrics, Inc. (a)	227
17	Pericom Semiconductor Corp. (a)	138
12	Rubicon Technology, Inc. (a)	123
21	Rudolph Technologies, Inc. (a)	237
76	Semtech Corp. (a)	2,159
20	Sigma Designs, Inc. (a)	101
58	Silicon Laboratories, Inc. (a)	2,512
165	Skyworks Solutions, Inc. (a)	4,555
16	Standard Microsystems Corp. (a)	419
29	STR Holdings, Inc. (a)	142
9	Supertex, Inc. (a)	161
37	Tessera Technologies, Inc. (a)	633
19	Ultratech, Inc. (a)	551

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Semiconductors & Semiconductor Equipment — Continued
18	Volterra Semiconductor Corp. (a)	614

		40,479

	Software — 3.8%
23	Advent Software, Inc. (a)	581
55	ANSYS, Inc. (a)	3,581
32	Blackbaud, Inc.	1,067
25	Bottomline Technologies, Inc. (a)	703
481	Cadence Design Systems, Inc. (a)	5,692
44	CommVault Systems, Inc. (a)	2,190
28	Ebix, Inc. (c)	639
23	EPIQ Systems, Inc.	282
25	FactSet Research Systems, Inc.	2,501
84	Fair Isaac Corp.	3,691
63	Informatica Corp. (a)	3,313
10	Interactive Intelligence Group, Inc. (a)	305
26	JDA Software Group, Inc. (a)	722
16	Manhattan Associates, Inc. (a)	743
36	Mentor Graphics Corp. (a)	528
6	MicroStrategy, Inc., Class A (a)	844
26	Monotype Imaging Holdings, Inc. (a)	388
25	Netscout Systems, Inc. (a)	516
11	Opnet Technologies, Inc.	315
63	Parametric Technology Corp. (a)	1,765
11	Progress Software Corp. (a)	261
141	Quest Software, Inc. (a)	3,291
82	Rovi Corp. (a)	2,683
21	Sourcefire, Inc. (a)	1,021
145	Synopsys, Inc. (a)	4,432
15	Taleo Corp., Class A (a)	692
103	TIBCO Software, Inc. (a)	3,153
29	Websense, Inc. (a)	608

		46,507

	Total Information Technology	208,555

	Materials — 5.6%
	Chemicals — 2.8%
23	A Schulman, Inc.	614
107	Albemarle Corp.	6,870
17	American Vanguard Corp.	364
46	Ashland, Inc.	2,812
22	Balchem Corp.	661
48	Cabot Corp.	2,068
43	Calgon Carbon Corp. (a)	664
24	Cytec Industries, Inc.	1,432
54	H.B. Fuller Co.	1,777
6	Hawkins, Inc.	230
86	Intrepid Potash, Inc. (a)	2,084
14	Koppers Holdings, Inc.	558
12	Kraton Performance Polymers, Inc. (a)	317
13	LSB Industries, Inc. (a)	519
13	Minerals Technologies, Inc.	864
24	NewMarket Corp.	4,583
15	Olin Corp.	320
74	OM Group, Inc. (a)	2,031
9	Quaker Chemical Corp.	358
10	Scotts Miracle-Gro Co. (The), Class A	518
24	Sensient Technologies Corp.	898
6	Stepan Co.	487
16	Tredegar Corp.	311
59	Valspar Corp.	2,861
15	Zep, Inc.	219

		34,420

	Construction Materials — 0.2%
71	Eagle Materials, Inc.	2,463
32	Headwaters, Inc. (a)	133

		2,596

	Containers & Packaging — 0.4%
27	Aptargroup, Inc.	1,466
24	Myers Industries, Inc.	354
2	Rock-Tenn Co., Class A	121
60	Silgan Holdings, Inc.	2,634

		4,575

	Metals & Mining — 1.3%
11	AM Castle & Co. (a)	145
18	AMCOL International Corp.	527
15	Carpenter Technology Corp.	769
3	Century Aluminum Co. (a)	24
41	Commercial Metals Co.	614
17	Compass Minerals International, Inc.	1,221
9	Haynes International, Inc.	549
11	Kaiser Aluminum Corp.	540
15	Materion Corp. (a)	441
6	Olympic Steel, Inc.	150
64	Reliance Steel & Aluminum Co.	3,624
23	RTI International Metals, Inc. (a)	535
362	Steel Dynamics, Inc.	5,258
51	SunCoke Energy, Inc. (a)	718

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Metals & Mining — Continued
35	Worthington Industries, Inc.	670

		15,785

	Paper & Forest Products — 0.9%
28	Buckeye Technologies, Inc.	948
17	Clearwater Paper Corp. (a)	549
7	Deltic Timber Corp.	468
64	Domtar Corp., (Canada)	6,080
28	KapStone Paper & Packaging Corp. (a)	542
10	Neenah Paper, Inc.	300
26	Schweitzer-Mauduit International, Inc.	1,782
34	Wausau Paper Corp.	317

		10,986

	Total Materials	68,362

	Telecommunication Services — 0.5%
	Diversified Telecommunication Services — 0.3%
7	Atlantic Tele-Network, Inc.	236
21	Cbeyond, Inc. (a)	170
137	Cincinnati Bell, Inc. (a)	551
30	General Communication, Inc., Class A (a)	258
11	Lumos Networks Corp.	121
23	Neutral Tandem, Inc. (a)	278
104	tw telecom, inc. (a)	2,308

		3,922

	Wireless Telecommunication Services — 0.2%
11	NTELOS Holdings Corp.	232
72	Telephone & Data Systems, Inc.	1,672
15	USA Mobility, Inc.	213

		2,117

	Total Telecommunication Services	6,039

	Utilities — 4.4%
	Electric Utilities — 1.7%
17	Allete, Inc.	691
10	Central Vermont Public Service Corp.	336
50	Cleco Corp.	1,977
93	El Paso Electric Co.	3,018
136	Hawaiian Electric Industries, Inc.	3,456
106	NV Energy, Inc.	1,710
212	PNM Resources, Inc.	3,884
57	UIL Holdings Corp.	1,985
85	UniSource Energy Corp.	3,109

		20,166

	Gas Utilities — 1.1%
73	Atmos Energy Corp.	2,300
16	Laclede Group, Inc. (The)	619
69	New Jersey Resources Corp.	3,065
3	Northwest Natural Gas Co.	146
262	Questar Corp.	5,052
61	UGI Corp.	1,649
13	WGL Holdings, Inc.	514

		13,345

	Multi-Utilities — 1.6%
109	Alliant Energy Corp.	4,708
100	Avista Corp.	2,555
5	Black Hills Corp.	174
11	CH Energy Group, Inc.	722
42	NorthWestern Corp.	1,487
74	NSTAR	3,606
51	OGE Energy Corp.	2,749
119	Vectren Corp.	3,460

		19,461

	Water Utilities — 0.0% (g)
14	American States Water Co.	507

	Total Utilities	53,479

	Total Common Stocks (Cost $969,524)	1,191,693

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 0.2%
1,755	U.S. Treasury Bill, 0.082%, 06/07/12 (k) (n) (Cost $1,755)	1,755

SHARES
Short-Term Investment — 2.2%
	Investment Company — 2.2%
27,393	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.180% (b) (l) (m) (Cost $27,393)	27,393

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Investments of Cash Collateral for Securities on Loan — 0.3%
	Investment Company — 0.3%
4,199	JPMorgan Prime Money Market Fund, Capital Shares, 0.220% (b) (l) (Cost $4,199)	4,199

	Total Investments — 100.5% (Cost $1,002,871)	1,225,040
	Liabilities in Excess of Other Assets — (0.5)%	(6,186)

	NET ASSETS — 100.0%	$1,218,854

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
91	E-mini Russell 2000	06/15/12	$7,532	$175
204	S&P Mid Cap 400	06/15/12	20,243	307

				$482

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of $0 which amounts to 0.0% of total investments.
(g)	Amount rounds to less than 0.1%.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of March 31, 2012.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	The rate shown is the effective yield at the date of purchase.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$250,451
Aggregate gross unrealized depreciation	(28,282)

Net unrealized appreciation/depreciation	$222,169

Federal income tax cost of investments	$1,002,871

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs			Total
Investments in Securities
Common Stocks
Consumer Discretionary	$166,023	$—		$—		$166,023
Consumer Staples	52,548	—		—		52,548
Energy	66,530	—		—		66,530
Financials	238,008	—		—		238,008
Health Care	120,172	—		—		120,172
Industrials	211,977	—		—		211,977
Information Technology	208,555	—		—	(a)	208,555
Materials	68,362	—		—		68,362
Telecommunication Services	6,039	—		—		6,039
Utilities	53,479	—		—		53,479
Total Common Stocks	1,191,693	—		—	(a)	1,191,693
Debt Securities
U.S. Treasury Obligations	$—	$1,755		$—		$1,755
Short-Term Investment
Investment Company	$27,393	$—	$			$27,393
Investments of Cash Collateral for Securities on Loan
Investment Company	4,199	—		—		4,199

Total Investments in Securities	1,223,285	1,755		—		1,225,040

Appreciation in Other Financial Instruments
Futures Contracts	$482	$—		$—		$482

(a)	Security has zero value.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Market Expansion Index Fund	Balance as of 06/30/2011		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases(1)	Sales(2)	Transfers into Level 3	Transfers out of Level 3	Balance as of 03/31/12
Common Stocks - Information Technology	$	— (a)	$—	$—	$—	$—	$—	$—	$—	$	— (a)
Total	$	— (a)	$—	$—	$—	$—	$—	$—	$—	$	— (a)

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales included all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(a)	Security has zero value.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at March 31, 2012, which were valued using significant unobservable inputs (Level 3), amounted to zero.

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.0%
	Consumer Discretionary — 17.7%
	Auto Components — 2.8%
667	Allison Transmission Holdings, Inc. (a)	15,916
340	BorgWarner, Inc. (a)	28,642

		44,558

	Automobiles — 2.5%
657	Harley-Davidson, Inc.	32,241
234	Tesla Motors, Inc. (a)	8,703

		40,944

	Hotels, Restaurants & Leisure — 3.1%
1,171	International Game Technology	19,654
803	Marriott International, Inc., Class A	30,409

		50,063

	Household Durables — 1.9%
144	Tempur-Pedic International, Inc. (a)	12,158
746	Toll Brothers, Inc. (a)	17,906

		30,064

	Media — 1.5%
10,384	Sirius XM Radio, Inc. (a)	23,986

	Specialty Retail — 2.8%
497	Dick’s Sporting Goods, Inc.	23,910
850	Sally Beauty Holdings, Inc. (a)	21,068

		44,978

	Textiles, Apparel & Luxury Goods — 3.1%
225	Coach, Inc.	17,396
217	Lululemon Athletica, Inc., (Canada) (a)	16,183
332	Michael Kors Holdings Ltd., (Hong Kong) (a)	15,486

		49,065

	Total Consumer Discretionary	283,658

	Consumer Staples — 1.4%
	Food Products — 0.5%
179	Green Mountain Coffee Roasters, Inc. (a)	8,370

	Personal Products — 0.9%
206	Herbalife Ltd., (Cayman Islands)	14,150

	Total Consumer Staples	22,520

	Energy — 7.8%
	Energy Equipment & Services — 3.6%
621	Cameron International Corp. (a)	32,795
75	CARBO Ceramics, Inc.	7,856
130	Core Laboratories N.V., (Netherlands)	17,078

		57,729

	Oil, Gas & Consumable Fuels — 4.2%
352	Concho Resources, Inc. (a)	35,922
237	Laredo Petroleum Holdings, Inc. (a)	5,558
110	Pioneer Natural Resources Co.	12,241
244	Range Resources Corp.	14,180

		67,901

	Total Energy	125,630

	Financials — 7.8%
	Capital Markets — 3.3%
928	Blackstone Group LP (The)	14,791
483	Lazard Ltd., (Bermuda), Class A	13,780
375	T. Rowe Price Group, Inc.	24,471

		53,042

	Commercial Banks — 1.0%
282	BOK Financial Corp.	15,849

	Diversified Financial Services — 1.7%
644	Moody’s Corp.	27,108

	Insurance — 0.8%
412	Axis Capital Holdings Ltd., (Bermuda)	13,663

	Real Estate Investment Trusts (REITs) — 1.0%
451	ProLogis, Inc.	16,234

	Total Financials	125,896

	Health Care — 13.6%
	Biotechnology — 2.1%
208	Alexion Pharmaceuticals, Inc. (a)	19,287
351	Vertex Pharmaceuticals, Inc. (a)	14,395

		33,682

	Health Care Equipment & Supplies — 2.1%
369	Sirona Dental Systems, Inc. (a)	19,039
455	Thoratec Corp. (a)	15,335

		34,374

	Health Care Providers & Services — 3.9%
1,077	Brookdale Senior Living, Inc. (a)	20,167
405	Health Net, Inc. (a)	16,071
287	Humana, Inc.	26,534

		62,772

	Life Sciences Tools & Services — 2.4%
500	Agilent Technologies, Inc.	22,275
598	Bruker Corp. (a)	9,158
143	Illumina, Inc. (a)	7,518

		38,951

	Pharmaceuticals — 3.1%
214	Perrigo Co.	22,067

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Pharmaceuticals — Continued
505	Valeant Pharmaceuticals International, Inc., (Canada) (a)	27,097

		49,164

	Total Health Care	218,943

	Industrials — 21.0%
	Aerospace & Defense — 1.3%
182	TransDigm Group, Inc. (a)	21,034

	Building Products — 1.0%
328	Armstrong World Industries, Inc.	16,001

	Commercial Services & Supplies — 1.2%
233	Stericycle, Inc. (a)	19,469

	Electrical Equipment — 2.8%
342	Cooper Industries plc	21,865
279	Rockwell Automation, Inc.	22,220

		44,085

	Industrial Conglomerates — 1.4%
454	Carlisle Cos., Inc.	22,639

	Machinery — 5.7%
261	AGCO Corp. (a)	12,317
169	Cummins, Inc.	20,305
615	Pall Corp.	36,654
299	Wabtec Corp.	22,552

		91,828

	Professional Services — 1.1%
185	IHS, Inc., Class A (a)	17,297

	Road & Rail — 2.0%
333	J.B. Hunt Transport Services, Inc.	18,121
187	Kansas City Southern (a)	13,385

		31,506

	Trading Companies & Distributors — 4.5%
705	Air Lease Corp. (a)	16,957
209	MSC Industrial Direct Co., Inc., Class A	17,389
177	W.W. Grainger, Inc.	38,064

		72,410

	Total Industrials	336,269

	Information Technology — 25.2%
	Communications Equipment — 3.1%
592	Aruba Networks, Inc. (a)	13,179
175	F5 Networks, Inc. (a)	23,591
709	Polycom, Inc. (a)	13,524

		50,294

	Computers & Peripherals — 1.0%
343	NetApp, Inc. (a)	15,343

	Internet Software & Services — 1.5%
180	OpenTable, Inc. (a)	7,301
294	Rackspace Hosting, Inc. (a)	16,984

		24,285

	IT Services — 4.2%
277	Alliance Data Systems Corp. (a)	34,941
400	FleetCor Technologies, Inc. (a)	15,512
331	VeriFone Systems, Inc. (a)	17,185

		67,638

	Semiconductors & Semiconductor Equipment — 6.0%
741	Avago Technologies Ltd., (Singapore)	28,857
467	Freescale Semiconductor Holdings I Ltd. (a)	7,190
412	KLA-Tencor Corp.	22,399
423	Microchip Technology, Inc. (c)	15,721
585	Xilinx, Inc.	21,297

		95,464

	Software — 9.4%
345	Citrix Systems, Inc. (a)	27,248
20	Concur Technologies, Inc. (a)	1,165
176	FactSet Research Systems, Inc.	17,401
561	Fortinet, Inc. (a)	15,514
295	MICROS Systems, Inc. (a)	16,294
791	Nuance Communications, Inc. (a)	20,239
361	Red Hat, Inc. (a)	21,638
92	Salesforce.com, Inc. (a)	14,169
588	TIBCO Software, Inc. (a)	17,946

		151,614

	Total Information Technology	404,638

	Materials — 3.5%
	Chemicals — 3.5%
302	FMC Corp.	32,001
221	Sherwin-Williams Co. (The)	24,049

	Total Materials	56,050

	Total Common Stocks
	(Cost $1,168,180)	1,573,604

Short-Term Investment — 1.6%
	Investment Company — 1.6%
24,906	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.180% (b) (l) (m) (Cost $24,906)	24,906

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment of Cash Collateral for Securities on Loan — 0.3%
	Investment Company — 0.3%
4,725	JPMorgan Prime Money Market Fund, Capital Shares, 0.220% (b) (l) (Cost $4,725)	4,725

	Total Investments — 99.9% (Cost $1,197,811)	1,603,235
	Other Assets in Excess of Liabilities — 0.1%	2,367

	NET ASSETS — 100.0%	$1,605,602

Percentages indicated are based on net assets.

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)	—	The rate shown is the current yield as of March 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$421,639
Aggregate gross unrealized depreciation	(16,215)

Net unrealized appreciation/depreciation	$405,424

Federal income tax cost of investments	$1,197,811

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,603,235	$—	$—	$1,603,235

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — 100.3% (j)
	Common Stocks — 91.6%
	Consumer Discretionary — 16.9%
	Auto Components — 1.5%
14	Autoliv, Inc., (Sweden)	912
17	BorgWarner, Inc.	1,453
79	Dana Holding Corp.	1,224
86	Goodyear Tire & Rubber Co. (The)	961
35	Lear Corp.	1,640
43	TRW Automotive Holdings Corp. (a)	2,014

		8,204

	Automobiles — 0.9%
103	Ford Motor Co.	1,288
46	General Motors Co. (a)	1,172
41	Harley-Davidson, Inc.	2,023
13	Thor Industries, Inc.	426

		4,909

	Diversified Consumer Services — 1.6%
32	Apollo Group, Inc., Class A (a)	1,232
49	Bridgepoint Education, Inc. (a)	1,217
42	Coinstar, Inc. (a)	2,641
25	ITT Educational Services, Inc.	1,627
18	Strayer Education, Inc.	1,653

		8,370

	Hotels, Restaurants & Leisure — 2.3%
40	Bally Technologies, Inc. (a)	1,850
16	Bob Evans Farms, Inc.	587
66	Brinker International, Inc.	1,820
23	Cracker Barrel Old Country Store, Inc.	1,258
32	Marriott International, Inc., Class A	1,215
87	MGM Resorts International	1,185
42	Penn National Gaming, Inc. (a)	1,785
2	Texas Roadhouse, Inc.	31
53	Wyndham Worldwide Corp.	2,483

		12,214

	Household Durables — 1.2%
102	D.R. Horton, Inc.	1,552
40	Jarden Corp.	1,615
41	Newell Rubbermaid, Inc.	739
130	PulteGroup, Inc.	1,150
15	Tempur-Pedic International, Inc.	1,246

		6,302

	Internet & Catalog Retail — 0.6%
1	Amazon.com, Inc. (a)	294
53	Expedia, Inc.	1,777
2	priceline.com, Inc. (a)	1,165

		3,236

	Leisure Equipment & Products — 0.3%
44	Brunswick Corp.	1,122
8	Polaris Industries, Inc.	573

		1,695

	Media — 2.6%
101	Cablevision Systems Corp., Class A	1,490
11	Comcast Corp., Class A	336
46	DISH Network Corp., Class A (a)	1,512
54	Gannett Co., Inc.	824
117	Interpublic Group of Cos., Inc. (The)	1,332
20	Madison Square Garden Co. (The), Class A (a)	699
28	McGraw-Hill Cos., Inc. (The)	1,380
25	News Corp., Class A	499
27	Omnicom Group, Inc.	1,369
6	Regal Entertainment Group, Class A	75
7	Scripps Networks Interactive, Inc., Class A	326
23	Time Warner Cable, Inc.	1,875
9	Time Warner, Inc.	345
41	Valassis Communications, Inc.	945
24	Virgin Media, Inc.	596

		13,603

	Multiline Retail — 0.7%
23	Dillard’s, Inc., Class A	1,474
10	Dollar Tree, Inc. (a)	980
23	Nordstrom, Inc.	1,281

		3,735

	Specialty Retail — 4.8%
20	Advance Auto Parts, Inc.	1,761
12	Ascena Retail Group, Inc. (a)	543
4	AutoZone, Inc. (a)	1,409
19	Bed Bath & Beyond, Inc. (a)	1,278
64	Best Buy Co., Inc.	1,515
38	Buckle, Inc. (The)	1,844
56	Express, Inc. (a)	1,393
45	Finish Line, Inc. (The), Class A	946
73	Foot Locker, Inc.	2,272
63	GameStop Corp., Class A	1,386
18	Genesco, Inc. (a)	1,284
29	GNC Holdings, Inc., Class A	1,001
24	Group 1 Automotive, Inc.	1,370
19	Home Depot, Inc. (The)	970
10	Jos. A. Bank Clothiers, Inc. (a)	503

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Specialty Retail — Continued
45	Lowe’s Cos., Inc.	1,426
11	O’Reilly Automotive, Inc. (a)	994
67	Penske Automotive Group, Inc.	1,642
147	RadioShack Corp.	916
39	Staples, Inc.	625
10	TJX Cos., Inc.	381

		25,459

	Textiles, Apparel & Luxury Goods — 0.4%
25	Coach, Inc.	1,920

	Total Consumer Discretionary	89,647

	Consumer Staples — 6.0%
	Beverages — 1.0%
62	Coca-Cola Enterprises, Inc.	1,775
49	Dr. Pepper Snapple Group, Inc.	1,958
33	Molson Coors Brewing Co., Class B	1,490

		5,223

	Food & Staples Retailing — 1.3%
9	Casey’s General Stores, Inc.	487
37	CVS Caremark Corp.	1,664
70	Kroger Co. (The)	1,693
866	Rite Aid Corp.	1,507
61	Safeway, Inc.	1,231
82	SUPERVALU, Inc.	466

		7,048

	Food Products — 2.0%
51	Archer-Daniels-Midland Co.	1,617
24	Bunge Ltd.	1,629
30	ConAgra Foods, Inc.	775
47	Darling International, Inc. (a)	825
150	Dean Foods Co. (a)	1,815
17	Fresh Del Monte Produce, Inc.	380
11	Sara Lee Corp.	236
87	Smithfield Foods, Inc. (a)	1,922
71	Tyson Foods, Inc., Class A	1,359

		10,558

	Household Products — 0.1%
5	Energizer Holdings, Inc. (a)	354

	Personal Products — 0.4%
30	Herbalife Ltd., (Cayman Islands)	2,096

	Tobacco — 1.2%
43	Altria Group, Inc.	1,336
14	Lorillard, Inc.	1,877
18	Philip Morris International, Inc.	1,619
36	Universal Corp.	1,656

		6,488

	Total Consumer Staples	31,767

	Energy — 6.9%
	Energy Equipment & Services — 2.5%
40	Halliburton Co.	1,320
102	Helix Energy Solutions Group, Inc. (a)	1,820
20	Helmerich & Payne, Inc.	1,092
81	Key Energy Services, Inc. (a)	1,250
87	Nabors Industries Ltd., (Bermuda) (a)	1,522
13	National Oilwell Varco, Inc.	1,023
4	Oil States International, Inc. (a)	281
147	RPC, Inc.	1,565
45	Superior Energy Services, Inc. (a)	1,198
30	Unit Corp. (a)	1,277
49	Weatherford International Ltd., (Switzerland) (a)	741

		13,089

	Oil, Gas & Consumable Fuels — 4.4%
10	Apache Corp.	960
33	Approach Resources, Inc. (a)	1,202
3	Chesapeake Energy Corp.	78
20	Chevron Corp.	2,109
86	Cloud Peak Energy, Inc. (a)	1,369
13	Concho Resources, Inc. (a)	1,330
24	ConocoPhillips	1,821
68	Denbury Resources, Inc. (a)	1,248
26	Devon Energy Corp.	1,864
38	Energy XXI Bermuda Ltd., (Bermuda)	1,368
15	EOG Resources, Inc.	1,625
18	EQT Corp.	870
37	Forest Oil Corp.	452
16	HollyFrontier Corp.	526
49	Marathon Oil Corp.	1,539
53	Stone Energy Corp. (a)	1,526
84	W&T Offshore, Inc.	1,764
85	Western Refining, Inc.	1,609
2	Williams Cos., Inc. (The)	64

		23,324

	Total Energy	36,413

	Financials — 12.8%
	Capital Markets — 2.4%
29	Ameriprise Financial, Inc.	1,639
110	Ares Capital Corp.	1,793
58	Bank of New York Mellon Corp. (The)	1,398
67	Eaton Vance Corp.	1,923

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Capital Markets — Continued
10	Franklin Resources, Inc.	1,288
129	Knight Capital Group, Inc., Class A (a)	1,656
123	Prospect Capital Corp.	1,352
34	State Street Corp.	1,545

		12,594

	Commercial Banks — 2.7%
15	Bank of Hawaii Corp.	705
20	BB&T Corp.	621
4	Commerce Bancshares, Inc.	145
91	East West Bancorp, Inc.	2,107
24	Fifth Third Bancorp	334
36	First Republic Bank (a)	1,193
291	Huntington Bancshares, Inc.	1,879
28	Old National Bancorp	374
20	PNC Financial Services Group, Inc.	1,278
578	Popular, Inc.	1,185
27	Texas Capital Bancshares, Inc. (a)	934
59	U.S. Bancorp	1,882
58	Wells Fargo & Co.	1,970

		14,607

	Consumer Finance — 1.0%
6	Cash America International, Inc.	273
66	Discover Financial Services	2,211
34	Ezcorp, Inc., Class A	1,100
95	SLM Corp.	1,491

		5,075

	Diversified Financial Services — 0.3%
46	Citigroup, Inc.	1,665

	Insurance — 5.7%
26	ACE Ltd., (Switzerland)	1,915
38	Aflac, Inc.	1,757
40	Allstate Corp. (The)	1,316
46	American Financial Group, Inc.	1,786
45	Assurant, Inc.	1,808
132	Assured Guaranty Ltd., (Bermuda)	2,189
30	CNA Financial Corp.	868
242	CNO Financial Group, Inc. (a)	1,885
27	Genworth Financial, Inc., Class A	223
21	Hanover Insurance Group, Inc. (The)	851
86	Hartford Financial Services Group, Inc.	1,823
76	Lincoln National Corp.	1,999
36	MetLife, Inc.	1,330
47	Principal Financial Group, Inc.	1,382
12	ProAssurance Corp.	1,039
68	Protective Life Corp.	2,016
24	Prudential Financial, Inc.	1,512
28	Reinsurance Group of America, Inc.	1,659
30	Torchmark Corp.	1,506
54	Unum Group	1,327

		30,191

	Real Estate Investment Trusts (REITs) — 0.4%
15	Brandywine Realty Trust	173
29	CBL & Associates Properties, Inc.	555
12	DDR Corp.	171
10	Mid-America Apartment Communities, Inc.	700
12	Post Properties, Inc.	540

		2,139

	Thrifts & Mortgage Finance — 0.3%
96	Ocwen Financial Corp. (a)	1,508

	Total Financials	67,779

	Health Care — 9.9%
	Biotechnology — 1.4%
22	Amgen, Inc.	1,463
16	Celgene Corp. (a)	1,208
6	Cubist Pharmaceuticals, Inc. (a)	254
40	Dendreon Corp. (a)	430
8	Gilead Sciences, Inc. (a)	394
104	Human Genome Sciences, Inc. (a)	861
18	Onyx Pharmaceuticals, Inc. (a)	664
36	United Therapeutics Corp. (a)	1,696
16	Vertex Pharmaceuticals, Inc. (a)	666

		7,636

	Health Care Equipment & Supplies — 1.0%
52	Alere, Inc. (a)	1,351
3	CareFusion Corp. (a)	77
9	Cooper Cos., Inc. (The)	694
19	Hill-Rom Holdings, Inc.	632
50	ResMed, Inc. (a)	1,558
22	St. Jude Medical, Inc.	968

		5,280

	Health Care Providers & Services — 3.8%
32	Aetna, Inc.	1,618
41	AmerisourceBergen Corp.	1,636
40	Community Health Systems, Inc. (a)	884
7	Express Scripts, Inc. (a)	365
34	HCA Holdings, Inc. (a)	830
206	Health Management Associates, Inc., Class A	1,384
35	Health Net, Inc. (a)	1,405

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Health Care Providers & Services — Continued
19	Humana, Inc.	1,781
13	McKesson Corp.	1,099
39	Molina Healthcare, Inc. (a)	1,296
61	Omnicare, Inc.	2,181
28	UnitedHealth Group, Inc.	1,672
31	WellCare Health Plans, Inc. (a)	2,263
22	WellPoint, Inc.	1,598

		20,012

	Health Care Technology — 0.3%
18	SXC Health Solutions Corp. (a)	1,380

	Life Sciences Tools & Services — 0.1%
50	Bruker Corp. (a)	766
2	Charles River Laboratories International, Inc. (a)	60

		826

	Pharmaceuticals — 3.3%
32	Abbott Laboratories	1,941
57	Bristol-Myers Squibb Co.	1,912
22	Eli Lilly & Co.	883
13	Endo Pharmaceuticals Holdings, Inc. (a)	504
33	Forest Laboratories, Inc. (a)	1,158
36	Jazz Pharmaceuticals plc, (Ireland) (a)	1,749
7	Medicines Co. (The) (a)	145
39	Merck & Co., Inc.	1,510
40	Pfizer, Inc.	911
43	Questcor Pharmaceuticals, Inc. (a)	1,616
6	Salix Pharmaceuticals Ltd. (a)	290
47	ViroPharma, Inc. (a)	1,428
91	Warner Chilcott plc, (Ireland), Class A (a)	1,531
27	Watson Pharmaceuticals, Inc. (a)	1,818

		17,396

	Total Health Care	52,530

	Industrials — 11.6%
	Aerospace & Defense — 3.1%
23	Alliant Techsystems, Inc.	1,137
29	BE Aerospace, Inc. (a)	1,362
14	General Dynamics Corp.	1,044
39	Huntington Ingalls Industries, Inc. (a)	1,561
24	L-3 Communications Holdings, Inc.	1,703
23	Lockheed Martin Corp.	2,090
31	Northrop Grumman Corp.	1,913
30	Raytheon Co.	1,570
85	Textron, Inc.	2,372
13	TransDigm Group, Inc. (a)	1,485

		16,237

	Air Freight & Logistics — 0.1%
9	United Parcel Service, Inc., Class B	724

	Airlines — 0.7%
148	Delta Air Lines, Inc. (a)	1,467
93	JetBlue Airways Corp. (a)	454
218	U.S. Airways Group, Inc. (a)	1,656

		3,577

	Commercial Services & Supplies — 1.2%
37	Copart, Inc. (a)	954
87	Covanta Holding Corp.	1,417
33	Deluxe Corp.	773
41	Pitney Bowes, Inc.	720
120	R.R. Donnelley & Sons Co.	1,482
33	United Stationers, Inc.	1,010

		6,356

	Construction & Engineering — 1.9%
45	AECOM Technology Corp. (a)	1,007
46	Chicago Bridge & Iron Co. N.V., (Netherlands)	1,970
51	EMCOR Group, Inc.	1,401
31	Fluor Corp.	1,856
67	Foster Wheeler AG, (Switzerland)	1,533
13	Shaw Group, Inc. (The) (a)	427
46	URS Corp.	1,949

		10,143

	Electrical Equipment — 0.5%
33	Belden, Inc.	1,234
34	EnerSys (a)	1,184

		2,418

	Machinery — 2.3%
41	AGCO Corp.	1,913
6	Barnes Group, Inc.	167
19	Caterpillar, Inc.	2,022
18	Cummins, Inc.	2,106
15	Gardner Denver, Inc.	951
39	Ingersoll-Rand plc, (Ireland)	1,626
40	Navistar International Corp.	1,636
3	Oshkosh Corp.	74
36	PACCAR, Inc.	1,671

		12,166

	Marine — 0.1%
10	Kirby Corp.	664

	Road & Rail — 1.4%
64	Avis Budget Group, Inc.	902
57	Con-way, Inc.	1,865
49	CSX Corp.	1,062

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Road & Rail — Continued
26	J.B. Hunt Transport Services, Inc.	1,398
23	Norfolk Southern Corp.	1,542
5	Union Pacific Corp.	561

		7,330

	Trading Companies & Distributors — 0.3%
44	TAL International Group, Inc.	1,609

	Total Industrials	61,224

	Information Technology — 16.9%
	Communications Equipment — 1.7%
73	Arris Group, Inc. (a)	827
89	Cisco Systems, Inc.	1,882
36	Harris Corp.	1,630
20	Motorola Solutions, Inc.	1,032
38	NETGEAR, Inc. (a)	1,459
52	Plantronics, Inc.	2,079

		8,909

	Computers & Peripherals — 1.7%
4	Apple, Inc.	2,194
110	Dell, Inc. (a)	1,818
16	Diebold, Inc.	627
28	Lexmark International, Inc., Class A	921
57	Seagate Technology plc, (Ireland)	1,546
49	Western Digital Corp. (a)	2,043

		9,149

	Electronic Equipment, Instruments & Components — 2.6%
9	Anixter International, Inc. (a)	668
33	Avnet, Inc.	1,206
80	Corning, Inc.	1,120
32	Dolby Laboratories, Inc., Class A (a)	1,208
272	Flextronics International Ltd., (Singapore) (a)	1,966
60	Ingram Micro, Inc., Class A (a)	1,113
2	Itron, Inc. (a)	84
75	Jabil Circuit, Inc.	1,872
9	Plexus Corp. (a)	302
35	SYNNEX Corp. (a)	1,316
35	Tech Data Corp. (a)	1,882
102	TTM Technologies, Inc. (a)	1,169

		13,906

	Internet Software & Services — 1.2%
10	Akamai Technologies, Inc. (a)	366
57	Ancestry.com, Inc. (a)	1,300
4	Equinix, Inc. (a)	580
38	IAC/InterActiveCorp.	1,858
24	Sohu.com, Inc., (China) (a)	1,339
24	VeriSign, Inc. (a)	932

		6,375

	IT Services — 2.5%
29	Accenture plc, (Ireland), Class A	1,874
13	Alliance Data Systems Corp. (a)	1,646
56	Amdocs Ltd. (a)	1,778
13	Broadridge Financial Solutions, Inc.	313
32	CACI International, Inc., Class A (a)	2,007
49	Fidelity National Information Services, Inc.	1,637
5	International Business Machines Corp.	986
138	SAIC, Inc.	1,817
80	Western Union Co. (The)	1,403

		13,461

	Semiconductors & Semiconductor Equipment — 3.6%
290	Advanced Micro Devices, Inc. (a)	2,329
251	Amkor Technology, Inc. (a)	1,540
125	Applied Materials, Inc.	1,550
37	Broadcom Corp., Class A (a)	1,462
216	GT Advanced Technologies, Inc. (a)	1,783
59	Intel Corp.	1,647
36	KLA-Tencor Corp.	1,963
4	Lam Research Corp. (a)	177
96	LSI Corp. (a)	834
80	Marvell Technology Group Ltd., (Bermuda) (a)	1,256
10	MKS Instruments, Inc.	292
154	ON Semiconductor Corp. (a)	1,384
176	PMC-Sierra, Inc. (a)	1,274
45	Veeco Instruments, Inc. (a)	1,293

		18,784

	Software — 3.6%
170	Activision Blizzard, Inc.	2,181
13	Adobe Systems, Inc.	442
51	BMC Software, Inc. (a)	2,063
70	CA, Inc.	1,933
189	Cadence Design Systems, Inc. (a)	2,236
4	Electronic Arts, Inc. (a)	72
45	Fair Isaac Corp.	1,986
53	Microsoft Corp.	1,712
7	Oracle Corp.	200
47	Quest Software, Inc. (a)	1,088
106	Symantec Corp. (a)	1,981
34	Synopsys, Inc. (a)	1,047

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Software — Continued
156	TiVo, Inc. (a)	1,871

		18,812

	Total Information Technology	89,396

	Materials — 5.2%
	Chemicals — 2.9%
19	Albemarle Corp.	1,245
24	Celanese Corp., Class A	1,121
10	CF Industries Holdings, Inc.	1,800
34	H.B. Fuller Co.	1,125
84	Huntsman Corp.	1,170
44	Intrepid Potash, Inc. (a)	1,064
77	Kronos Worldwide, Inc.	1,921
20	Monsanto Co.	1,609
21	Mosaic Co. (The)	1,141
2	NewMarket Corp.	318
50	OM Group, Inc.	1,367
24	Rockwood Holdings, Inc. (a)	1,277

		15,158

	Containers & Packaging — 0.5%
4	Ball Corp.	171
58	Owens-Illinois, Inc. (a)	1,347
24	Silgan Holdings, Inc.	1,040

		2,558

	Metals & Mining — 1.5%
25	Cliffs Natural Resources, Inc.	1,750
25	Molycorp, Inc. (a)	853
19	Schnitzer Steel Industries, Inc., Class A	773
46	Southern Copper Corp.	1,466
106	Steel Dynamics, Inc.	1,545
120	Stillwater Mining Co. (a)	1,515

		7,902

	Paper & Forest Products — 0.3%
9	Domtar Corp., (Canada)	821
14	Schweitzer-Mauduit International, Inc.	997

		1,818

	Total Materials	27,436

	Telecommunication Services — 0.6%
	Diversified Telecommunication Services — 0.2%
185	Frontier Communications Corp.	773
5	Verizon Communications, Inc.	191

		964

	Wireless Telecommunication Services — 0.4%
159	MetroPCS Communications, Inc. (a)	1,430
19	SBA Communications Corp., Class A (a)	953

		2,383

	Total Telecommunication Services	3,347

	Utilities — 4.8%
	Electric Utilities — 2.3%
50	American Electric Power Co., Inc.	1,926
35	El Paso Electric Co.	1,152
26	Entergy Corp.	1,720
17	Exelon Corp.	657
43	Hawaiian Electric Industries, Inc.	1,088
14	NextEra Energy, Inc.	842
87	PNM Resources, Inc.	1,597
82	Portland General Electric Co.	2,044
42	PPL Corp.	1,194

		12,220

	Gas Utilities — 0.5%
14	New Jersey Resources Corp.	615
4	ONEOK, Inc.	297
57	Questar Corp.	1,097
26	UGI Corp.	720

		2,729

	Independent Power Producers & Energy Traders — 0.4%
139	AES Corp. (The)	1,819
33	NRG Energy, Inc. (a)	511

		2,330

	Multi-Utilities — 1.5%
62	Ameren Corp.	2,020
22	Avista Corp.	557
100	CMS Energy Corp.	2,193
35	PG&E Corp.	1,539
52	Public Service Enterprise Group, Inc.	1,580

		7,889

	Water Utilities — 0.1%
8	American Water Works Co., Inc.	275

	Total Utilities	25,443

	Total Common Stocks (Cost $422,566)	484,982

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short-Term Investment — 8.7%
	Investment Company — 8.7%
46,281	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.180% (b) (l) (Cost $46,281)	46,281

	Total Investments — 100.3% (Cost $468,847)	531,263
	Liabilities in Excess of Other Assets — (0.3)%	(1,620)

	NET ASSETS — 100.0%	$529,643

Short Positions — 91.7%
	Common Stocks — 91.7%
	Consumer Discretionary — 14.4%
	Auto Components — 0.6%
62	Gentex Corp.	1,513
54	Johnson Controls, Inc.	1,758

		3,271

	Distributors — 0.3%
–(h)	LKQ Corp. (a)	4
34	Pool Corp.	1,290

		1,294

	Diversified Consumer Services — 0.5%
21	DeVry, Inc.	703
45	Sotheby’s	1,790

		2,493

	Hotels, Restaurants & Leisure — 3.4%
30	BJ’s Restaurants, Inc. (a)	1,489
6	Buffalo Wild Wings, Inc. (a)	514
52	Carnival Corp.	1,665
4	Chipotle Mexican Grill, Inc. (a)	1,848
38	Gaylord Entertainment Co.	1,155
34	Hyatt Hotels Corp., Class A (a)	1,471
41	Life Time Fitness, Inc. (a)	2,050
9	Panera Bread Co., Class A (a)	1,440
38	Starbucks Corp.	2,144
12	Starwood Hotels & Resorts Worldwide, Inc.	671
30	Vail Resorts, Inc.	1,281
147	Wendy’s Co. (The)	735
73	WMS Industries, Inc.	1,737

		18,200

	Household Durables — 0.7%
75	MDC Holdings, Inc.	1,929
26	Mohawk Industries, Inc. (a)	1,723

		3,652

	Internet & Catalog Retail — 0.4%
1	NetFlix, Inc. (a)	63
69	Shutterfly, Inc. (a)	2,160

		2,223

	Media — 2.1%
48	Cinemark Holdings, Inc.	1,060
81	DreamWorks Animation SKG, Inc., Class A (a)	1,486
63	Lamar Advertising Co., Class A (a)	2,058
19	Liberty Global, Inc., Class A (a)	972
8	Liberty Media Corp. - Liberty Capital, Class A (a)	713
59	Lions Gate Entertainment Corp. (a)	821
166	Live Nation Entertainment, Inc. (a)	1,562
153	New York Times Co. (The), Class A	1,040
36	Walt Disney Co. (The)	1,570

		11,282

	Multiline Retail — 0.3%
46	J.C. Penney Co., Inc.	1,620

	Specialty Retail — 3.8%
37	Abercrombie & Fitch Co., Class A	1,819
35	Aeropostale, Inc. (a)	760
78	American Eagle Outfitters, Inc.	1,343
74	CarMax, Inc. (a)	2,572
36	Children’s Place Retail Stores, Inc. (The) (a)	1,835
105	Collective Brands, Inc. (a)	2,057
21	Dick’s Sporting Goods, Inc.	992
34	DSW, Inc., Class A	1,846
17	Men’s Wearhouse, Inc. (The)	644
35	Monro Muffler Brake, Inc.	1,432
24	Tiffany & Co.	1,659
8	Tractor Supply Co.	745
68	Urban Outfitters, Inc. (a)	1,990
9	Williams-Sonoma, Inc.	345

		20,039

	Textiles, Apparel & Luxury Goods — 2.3%
39	Carter’s, Inc. (a)	1,928
7	Columbia Sportswear Co.	326
18	Deckers Outdoor Corp. (a)	1,152
49	Hanesbrands, Inc. (a)	1,461
76	Iconix Brand Group, Inc. (a)	1,329
8	NIKE, Inc., Class B	855
17	Under Armour, Inc., Class A (a)	1,632
12	V.F. Corp.	1,7 96

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Textiles, Apparel & Luxury Goods — Continued
43	Wolverine World Wide, Inc.	1,604

		12,083

	Total Consumer Discretionary	76,157

	Consumer Staples — 5.4%
	Beverages — 0.9%
30	Beam, Inc.	1,730
18	Brown-Forman Corp., Class B	1,470
14	Coca-Cola Co. (The)	1,061
13	Monster Beverage Corp. (a)	784

		5,045

	Food & Staples Retailing — 0.9%
19	Pricesmart, Inc.	1,405
39	United Natural Foods, Inc. (a)	1,833
19	Whole Foods Market, Inc.	1,550

		4,788

	Food Products — 3.2%
18	B&G Foods, Inc.	401
82	Flowers Foods, Inc.	1,676
42	General Mills, Inc.	1,650
11	Green Mountain Coffee Roasters, Inc. (a)	517
22	H.J. Heinz Co.	1,172
25	Hain Celestial Group, Inc. (The) (a)	1,074
19	Hershey Co. (The)	1,147
33	Hormel Foods Corp.	975
18	JM Smucker Co. (The)	1,456
2	Lancaster Colony Corp.	157
37	McCormick & Co., Inc. (Non-Voting)	2,008
18	Mead Johnson Nutrition Co.	1,500
31	Sanderson Farms, Inc.	1,635
25	TreeHouse Foods, Inc. (a)	1,515

		16,883

	Personal Products — 0.4%
32	Estee Lauder Cos., Inc. (The), Class A	1,956

	Total Consumer Staples	28,672

	Energy — 6.9%
	Energy Equipment & Services — 2.3%
35	Cameron International Corp. (a)	1,849
28	Dril-Quip, Inc. (a)	1,835
134	ION Geophysical Corp. (a)	864
20	Lufkin Industries, Inc.	1,594
35	McDermott International, Inc.	449
54	Noble Corp., (Switzerland)	2,007
8	Oceaneering International, Inc.	451
43	Rowan Cos., Inc.	1,417
32	Tidewater, Inc.	1,753

		12,219

	Oil, Gas & Consumable Fuels — 4.6%
86	Alpha Natural Resources, Inc. (a)	1,312
9	Anadarko Petroleum Corp.	733
46	Bill Barrett Corp. (a)	1,199
46	Cabot Oil & Gas Corp.	1,428
21	Cimarex Energy Co.	1,558
70	Cobalt International Energy, Inc. (a)	2,112
9	Continental Resources, Inc. (a)	779
18	Energen Corp.	901
10	Hess Corp.	618
145	Kodiak Oil & Gas Corp. (a)	1,439
150	McMoRan Exploration Co. (a)	1,606
27	Northern Oil & Gas, Inc. (a)	564
3	Pioneer Natural Resources Co.	363
254	Quicksilver Resources, Inc. (a)	1,281
19	Range Resources Corp.	1,085
49	Spectra Energy Corp.	1,549
41	Sunoco, Inc.	1,546
57	Teekay Corp., (Bermuda)	1,996
38	Ultra Petroleum Corp. (a)	859
21	Whiting Petroleum Corp. (a)	1,162

		24,090

	Total Energy	36,309

	Financials — 14.1%
	Capital Markets — 3.0%
4	Affiliated Managers Group, Inc. (a)	481
189	E*Trade Financial Corp. (a)	2,068
48	Financial Engines, Inc. (a)	1,066
40	Greenhill & Co., Inc.	1,751
55	Lazard Ltd., (Bermuda), Class A	1,564
69	Legg Mason, Inc.	1,940
29	LPL Investment Holdings, Inc.	1,099
29	Morgan Stanley	565
80	SEI Investments Co.	1,652
49	Stifel Financial Corp.	1,857
14	T. Rowe Price Group, Inc.	936
20	Waddell & Reed Financial, Inc., Class A	650

		15,629

	Commercial Banks — 4.7%
43	Associated Banc-Corp.	606
83	BancorpSouth, Inc.	1,113
253	CapitalSource, Inc.	1,670
45	CIT Group, Inc. (a)	1,854
145	First Horizon National Corp.	1,500
83	FNB Corp.	1,002
30	Iberiabank Corp.	1,599
122	National Penn Bancshares, Inc.	1,076

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Commercial Banks — Continued
73	PrivateBancorp, Inc.	1,102
28	Signature Bank (a)	1,788
85	SunTrust Banks, Inc.	2,054
168	Susquehanna Bancshares, Inc.	1,661
1,057	Synovus Financial Corp.	2,167
117	TCF Financial Corp.	1,397
141	Umpqua Holdings Corp.	1,914
23	United Bankshares, Inc.	675
105	Valley National Bancorp	1,359
16	Wintrust Financial Corp.	585

		25,122

	Diversified Financial Services — 0.8%
192	Bank of America Corp.	1,835
2	CME Group, Inc.	465
52	MSCI, Inc., Class A (a)	1,920

		4,220

	Insurance — 3.2%
42	Aspen Insurance Holdings Ltd., (Bermuda)	1,164
59	Cincinnati Financial Corp.	2,024
31	Endurance Specialty Holdings Ltd., (Bermuda)	1,278
4	Everest Re Group Ltd., (Bermuda)	387
4	Markel Corp. (a)	1,972
33	Mercury General Corp.	1,465
79	Montpelier Re Holdings Ltd., (Bermuda)	1,518
172	Old Republic International Corp.	1,812
18	PartnerRe Ltd., (Bermuda)	1,211
16	Platinum Underwriters Holdings Ltd., (Bermuda)	568
25	RenaissanceRe Holdings Ltd., (Bermuda)	1,905
78	XL Group plc, (Ireland)	1,694

		16,998

	Real Estate Investment Trusts (REITs) — 1.4%
30	American Tower Corp.	1,864
11	BRE Properties, Inc.	533
27	Colonial Properties Trust	597
33	Equity One, Inc.	675
53	Glimcher Realty Trust	537
15	Kilroy Realty Corp.	685
6	Vornado Realty Trust	537
84	Weyerhaeuser Co.	1,851

		7,279

	Real Estate Management & Development — 0.1%
30	Brookfield Office Properties, Inc.	516

	Thrifts & Mortgage Finance — 0.9%
127	Capitol Federal Financial, Inc.	1,508
286	Hudson City Bancorp, Inc.	2,091
93	Northwest Bancshares, Inc.	1,178

		4,777

	Total Financials	74,541

	Health Care — 9.6%
	Biotechnology — 1.4%
10	Alexion Pharmaceuticals, Inc. (a)	904
29	Amylin Pharmaceuticals, Inc. (a)	728
147	Ariad Pharmaceuticals, Inc. (a)	2,345
23	Cepheid, Inc. (a)	952
11	Medivation, Inc.	795
25	Pharmacyclics, Inc. (a)	687
5	Regeneron Pharmaceuticals, Inc. (a)	532
31	Theravance, Inc. (a)	614

		7,557

	Health Care Equipment & Supplies — 2.6%
225	Boston Scientific Corp. (a)	1,344
49	DENTSPLY International, Inc.	1,973
15	Edwards Lifesciences Corp. (a)	1,079
15	Haemonetics Corp. (a)	1,014
21	HeartWare International, Inc. (a)	1,364
18	IDEXX Laboratories, Inc. (a)	1,539
19	Masimo Corp. (a)	440
80	NxStage Medical, Inc. (a)	1,543
21	Sirona Dental Systems, Inc. (a)	1,084
31	STERIS Corp.	967
57	Volcano Corp. (a)	1,630

		13,977

	Health Care Providers & Services — 2.4%
10	Air Methods Corp. (a)	833
8	AMERIGROUP Corp. (a)	512
111	Brookdale Senior Living, Inc.	2,084
17	Catalyst Health Solutions, Inc. (a)	1,057
13	Chemed Corp.	821
46	HMS Holdings Corp. (a)	1,447
25	LifePoint Hospitals, Inc. (a)	987
20	Mednax, Inc. (a)	1,456
55	Owens & Minor, Inc.	1,663
6	Quest Diagnostics, Inc.	382
64	VCA Antech, Inc. (a)	1,477

		12,719

	Health Care Technology — 0.7%
21	athenahealth, Inc. (a)	1,590
19	Cerner Corp. (a)	1,460

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Health Care Technology — Continued
20	Quality Systems, Inc.	895

		3,945

	Life Sciences Tools & Services — 1.1%
7	Covance, Inc. (a)	347
74	Parexel International Corp. (a)	1,995
35	QIAGEN N.V., (Netherlands) (a)	551
16	Techne Corp.	1,114
31	Thermo Fisher Scientific, Inc.	1,732

		5,739

	Pharmaceuticals — 1.4%
47	Hospira, Inc. (a)	1,739
54	Par Pharmaceutical Cos., Inc.	2,092
14	Perrigo Co.	1,448
86	Vivus, Inc. (a)	1,922

		7,201

	Total Health Care	51,138

	Industrials — 13.9%
	Aerospace & Defense — 1.9%
12	Esterline Technologies Corp.	826
75	Hexcel Corp.	1,806
12	Moog, Inc., Class A	507
10	Precision Castparts Corp.	1,758
25	Rockwell Collins, Inc.	1,447
41	Spirit Aerosystems Holdings, Inc., Class A (a)	1,010
17	Teledyne Technologies, Inc. (a)	1,072
22	Triumph Group, Inc.	1,397

		9,823

	Air Freight & Logistics — 0.1%
12	Atlas Air Worldwide Holdings, Inc. (a)	593

	Airlines — 0.2%
19	Allegiant Travel Co. (a)	1,026
19	Southwest Airlines Co.	154

		1,180

	Building Products — 0.9%
–(h)	Fortune Brands Home & Security, Inc. (a)	4
23	Lennox International, Inc.	934
116	Masco Corp.	1,554
41	Simpson Manufacturing Co., Inc.	1,331
57	USG Corp.	979

		4,802

	Commercial Services & Supplies — 1.9%
48	Avery Dennison Corp.	1,451
32	Clean Harbors, Inc. (a)	2,149
60	GEO Group, Inc. (The) (a)	1,139
51	Rollins, Inc.	1,085
22	Stericycle, Inc. (a)	1,805
44	Waste Connections, Inc.	1,417
33	Waste Management, Inc.	1,138

		10,184

	Construction & Engineering — 0.9%
50	Jacobs Engineering Group, Inc.	2,234
65	MasTec, Inc. (a)	1,170
68	Quanta Services, Inc. (a)	1,423

		4,827

	Electrical Equipment — 1.0%
23	Cooper Industries plc	1,497
19	Emerson Electric Co.	981
11	General Cable Corp.	309
123	GrafTech International Ltd. (a)	1,472
44	II-VI, Inc. (a)	1,034
8	Polypore International, Inc. (a)	265

		5,558

	Industrial Conglomerates — 0.2%
19	Tyco International Ltd., (Switzerland)	1,073

	Machinery — 2.5%
31	CLARCOR, Inc.	1,502
23	Colfax Corp. (a)	826
11	Donaldson Co., Inc.	389
16	Flowserve Corp.	1,893
19	ITT Corp.	447
42	Kaydon Corp.	1,080
57	Manitowoc Co., Inc. (The)	794
23	Nordson Corp.	1,227
14	Robbins & Myers, Inc.	737
18	SPX Corp.	1,389
48	Woodward, Inc.	2,076
26	Xylem, Inc.	726

		13,086

	Marine — 0.3%
33	Alexander & Baldwin, Inc.	1,588

	Professional Services — 1.5%
21	CoStar Group, Inc. (a)	1,477
19	Equifax, Inc.	832
22	IHS, Inc., Class A (a)	2,039
34	Manpower, Inc.	1,612
50	Robert Half International, Inc.	1,522
7	Verisk Analytics, Inc., Class A (a)	332

		7,814

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
	Road & Rail — 0.9%
22	Genesee & Wyoming, Inc., Class A (a)	1,226
43	Heartland Express, Inc.	615
100	Hertz Global Holdings, Inc. (a)	1,500
27	Ryder System, Inc.	1,405

		4,746

	Trading Companies & Distributors — 1.6%
29	Air Lease Corp. (a)	710
32	Applied Industrial Technologies, Inc.	1,334
41	Fastenal Co.	2,224
19	MSC Industrial Direct Co., Inc., Class A	1,577
5	W.W. Grainger, Inc.	1,139
22	Watsco, Inc.	1,616

		8,600

	Total Industrials	73,874

	Information Technology — 15.3%
	Communications Equipment — 2.5%
58	Acme Packet, Inc. (a)	1,593
84	Aruba Networks, Inc. (a)	1,874
134	Ciena Corp. (a)	2,167
94	Finisar Corp. (a)	1,903
114	JDS Uniphase Corp. (a)	1,655
13	Riverbed Technology, Inc. (a)	368
440	Tellabs, Inc.	1,781
39	ViaSat, Inc. (a)	1,883

		13,224

	Computers & Peripherals — 0.3%
33	SanDisk Corp. (a)	1,644

	Electronic Equipment, Instruments & Components — 1.8%
33	Amphenol Corp., Class A	1,982
46	Cognex Corp.	1,937
6	Coherent, Inc. (a)	350
70	FLIR Systems, Inc.	1,764
23	IPG Photonics Corp. (a)	1,172
21	Molex, Inc.	587
45	National Instruments Corp.	1,296
29	Vishay Intertechnology, Inc. (a)	352

		9,440

	Internet Software & Services — 0.6%
35	DealerTrack Holdings, Inc. (a)	1,050
25	Liquidity Services, Inc. (a)	1,102
42	Monster Worldwide, Inc. (a)	409
11	OpenTable, Inc. (a)	439
15	WebMD Health Corp. (a)	386

		3,386

	IT Services — 1.8%
17	Automatic Data Processing, Inc.	917
38	Cardtronics, Inc. (a)	987
17	Jack Henry & Associates, Inc.	572
36	NeuStar, Inc., Class A (a)	1,348
47	Paychex, Inc.	1,449
81	Sapient Corp. (a)	1,013
27	ServiceSource International, Inc. (a)	418
12	Teradata Corp. (a)	799
38	VeriFone Systems, Inc. (a)	1,968

		9,471

	Office Electronics — 0.3%
33	Zebra Technologies Corp., Class A (a)	1,348

	Semiconductors & Semiconductor Equipment — 4.5%
44	Atmel Corp. (a)	436
57	Cavium, Inc. (a)	1,774
89	Cirrus Logic, Inc. (a)	2,118
64	Cree, Inc. (a)	2,023
30	Cymer, Inc. (a)	1,481
64	Diodes, Inc. (a)	1,482
25	Hittite Microwave Corp. (a)	1,349
69	International Rectifier Corp. (a)	1,592
99	MEMC Electronic Materials, Inc. (a)	356
51	Microchip Technology, Inc.	1,907
92	Micron Technology, Inc.	742
106	OmniVision Technologies, Inc. (a)	2,120
39	Power Integrations, Inc.	1,436
179	RF Micro Devices, Inc. (a)	893
40	Semtech Corp. (a)	1,128
53	Texas Instruments, Inc.	1,792
144	TriQuint Semiconductor, Inc. (a)	996
9	Xilinx, Inc.	335

		23,960

	Software — 3.5%
18	ACI Worldwide, Inc. (a)	722
6	ANSYS, Inc. (a)	364
35	Concur Technologies, Inc. (a)	1,990
59	Fortinet, Inc. (a)	1,632
38	MICROS Systems, Inc. (a)	2,109
42	NetSuite, Inc. (a)	2,105
29	Nuance Communications, Inc. (a)	746
32	QLIK Technologies, Inc. (a)	1,035
33	Red Hat, Inc. (a)	1,947
7	Salesforce.com, Inc. (a)	1,118
32	Solera Holdings, Inc.	1,475
35	Synchronoss Technologies, Inc. (a)	1,104

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Software — Continued
104	Take-Two Interactive Software, Inc. (a)	1,594
6	Ultimate Software Group, Inc. (a)	430

		18,371

	Total Information Technology	80,844

	Materials — 5.9%
	Chemicals — 2.8%
17	Air Products & Chemicals, Inc.	1,550
8	Airgas, Inc.	716
30	Ashland, Inc.	1,852
11	Cabot Corp.	484
37	Dow Chemical Co. (The)	1,279
16	FMC Corp.	1,729
19	Innophos Holdings, Inc.	930
9	International Flavors & Fragrances, Inc.	511
14	Praxair, Inc.	1,585
58	RPM International, Inc.	1,506
40	Scotts Miracle-Gro Co. (The), Class A	2,163
7	Sigma-Aldrich Corp.	526

		14,831

	Construction Materials — 0.2%
33	Texas Industries, Inc.	1,164

	Containers & Packaging — 1.0%
2	Greif, Inc., Class A	129
74	Packaging Corp. of America	2,185
21	Rock-Tenn Co., Class A	1,404
49	Sonoco Products Co.	1,619

		5,337

	Metals & Mining — 1.9%
56	AK Steel Holding Corp.	421
59	Allied Nevada Gold Corp. (a)	1,911
119	Century Aluminum Co.	1,059
72	Globe Specialty Metals, Inc.	1,078
234	Hecla Mining Co.	1,081
208	Thompson Creek Metals Co., Inc. (a)	1,406
116	Titanium Metals Corp.	1,573
24	Walter Energy, Inc.	1,412

		9,941

	Total Materials	31,273

	Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 0.4%
33	tw telecom, inc. (a)	724
123	Windstream Corp.	1,442

		2,166

	Wireless Telecommunication Services — 0.6%
30	Crown Castle International Corp. (a)	1,624
78	NII Holdings, Inc. (a)	1,436

		3,060

	Total Telecommunication Services	5,226

	Utilities — 5.2%
	Electric Utilities — 1.5%
28	Cleco Corp.	1,112
30	IDACORP, Inc.	1,230
53	Northeast Utilities	1,967
41	Southern Co. (The)	1,857
56	Westar Energy, Inc.	1,562

		7,728

	Gas Utilities — 1.0%
26	AGL Resources, Inc.	1,021
29	National Fuel Gas Co.	1,416
27	Northwest Natural Gas Co.	1,203
25	Piedmont Natural Gas Co., Inc.	780
22	South Jersey Industries, Inc.	1,081

		5,501

	Independent Power Producers & Energy Traders — 0.7%
73	Atlantic Power Corp.	1,015
116	Calpine Corp. (a)	1,997
236	GenOn Energy, Inc. (a)	491

		3,503

	Multi-Utilities — 1.9%
16	Black Hills Corp.	551
31	Consolidated Edison, Inc.	1,831
33	Dominion Resources, Inc.	1,701
10	Integrys Energy Group, Inc.	513
60	NiSource, Inc.	1,464
29	OGE Energy Corp.	1,544
36	SCANA Corp.	1,623
39	Xcel Energy, Inc.	1,023

		10,250

	Water Utilities — 0.1%
24	Aqua America, Inc.	539

	Total Utilities	27,521

	Total Short Positions (Proceeds $471,291)	$485,555

Percentages indicated are based on net assets.

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	Amount rounds to less than one thousand (shares or dollars).
(j)	All or a portion of these securities are segregated for short sales.
(l)	The rate shown is the current yield as of March 31, 2012.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$70,910
Aggregate gross unrealized depreciation	(8,494)

Net unrealized appreciation/depreciation	$62,416

Federal income tax cost of investments	$468,847

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$531,263	$–	$–	$531,263
Total Liabilities (a)	$(485,555)	$–	$–	$(485,555)

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.7%
Consumer Discretionary — 16.5%
	Auto Components — 1.1%
169	Gentex Corp.	4,133
149	Tenneco, Inc. (a)	5,524

		9,657

	Automobiles — 0.5%
111	Tesla Motors, Inc. (a)	4,141

	Diversified Consumer Services — 1.1%
134	American Public Education, Inc. (a)	5,077
99	Sotheby’s	3,887

		8,964

	Hotels, Restaurants & Leisure — 6.3%
236	Bally Technologies, Inc. (a)	11,042
147	BJ’s Restaurants, Inc. (a)	7,376
288	Bravo Brio Restaurant Group, Inc. (a)	5,750
173	Life Time Fitness, Inc. (a)	8,744
959	Morgans Hotel Group Co. (a)	4,749
779	Pinnacle Entertainment, Inc. (a)	8,963
156	Scientific Games Corp., Class A (a)	1,814
94	Vail Resorts, Inc.	4,048

		52,486

	Internet & Catalog Retail — 0.7%
239	HomeAway, Inc. (a)	6,069

	Leisure Equipment & Products — 0.2%
48	Arctic Cat, Inc. (a)	2,060

	Media — 1.9%
776	National CineMedia, Inc.	11,874
536	ReachLocal, Inc. (a)	3,818

		15,692

	Specialty Retail — 2.5%
331	Francesca’s Holdings Corp. (a)	10,470
400	Lumber Liquidators Holdings, Inc. (a)	10,044

		20,514

	Textiles, Apparel & Luxury Goods — 2.2%
527	Liz Claiborne, Inc. (a)	7,034
89	Oxford Industries, Inc.	4,543
224	Vera Bradley, Inc. (a)	6,775

		18,352

	Total Consumer Discretionary	137,935

Consumer Staples — 1.1%
	Food & Staples Retailing — 1.1%
184	Fresh Market, Inc. (The) (a)	8,818

Energy — 7.9%
	Energy Equipment & Services — 3.2%
42	CARBO Ceramics, Inc.	4,418
168	Dril-Quip, Inc. (a)	10,943
397	Global Geophysical Services, Inc. (a)	4,211
281	Superior Energy Services, Inc. (a)	7,415

		26,987

	Oil, Gas & Consumable Fuels — 4.7%
190	Laredo Petroleum Holdings, Inc. (a)	4,456
640	Lone Pine Resources, Inc., (Canada) (a)	4,161
1,277	Magnum Hunter Resources Corp. (a)	8,185
257	Oasis Petroleum, Inc. (a)	7,932
232	Petroleum Development Corp. (a)	8,594
119	Rosetta Resources, Inc. (a)	5,788

		39,116

	Total Energy	66,103

Financials — 7.3%
	Capital Markets — 4.5%
75	Affiliated Managers Group, Inc. (a)	8,341
152	Cohen & Steers, Inc. (c)	4,833
284	Financial Engines, Inc. (a)	6,339
90	Greenhill & Co., Inc.	3,936
811	PennantPark Investment Corp.	8,434
148	Stifel Financial Corp. (a)	5,604

		37,487

	Commercial Banks — 0.5%
66	Signature Bank (a)	4,167

	Insurance — 0.5%
154	Amtrust Financial Services, Inc.	4,148

	Real Estate Investment Trusts (REITs) — 1.8%
86	BRE Properties, Inc.	4,347
269	Douglas Emmett, Inc. (m)	6,127
69	Home Properties, Inc.	4,234

		14,708

	Total Financials	60,510

Health Care — 21.0%
	Biotechnology — 5.3%
144	Acorda Therapeutics, Inc. (a)	3,829
300	Aegerion Pharmaceuticals, Inc. (a)	4,146
423	Ariad Pharmaceuticals, Inc. (a)	6,739
179	AVEO Pharmaceuticals, Inc. (a)	2,221
221	Cubist Pharmaceuticals, Inc. (a)	9,576
450	Halozyme Therapeutics, Inc. (a)	5,741
155	Idenix Pharmaceuticals, Inc. (a)	1,519

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Biotechnology — Continued
175	Onyx Pharmaceuticals, Inc. (a)	6,594
431	Threshold Pharmaceuticals, Inc. (a)	3,792

		44,157

	Health Care Equipment & Supplies — 6.3%
724	DynaVox, Inc., Class A (a)	2,231
1,202	Imris, Inc., (Canada) (a)	3,943
488	Insulet Corp. (a)	9,339
240	Masimo Corp. (a)	5,611
472	MELA Sciences, Inc. (a)	2,110
776	Syneron Medical Ltd., (Israel) (a)	8,323
138	Thoratec Corp. (a)	4,647
358	Tornier N.V., (Netherlands) (a)	9,206
1,661	Unilife Corp. (a)	6,742

		52,152

	Health Care Providers & Services — 4.3%
558	Acadia Healthcare Co., Inc. (a)	9,092
488	Emeritus Corp. (a)	8,613
249	Health Net, Inc. (a)	9,878
117	WellCare Health Plans, Inc. (a)	8,417

		36,000

	Health Care Technology — 1.1%
622	Omnicell, Inc. (a)	9,457

	Life Sciences Tools & Services — 1.6%
488	Bruker Corp. (a)	7,478
364	Fluidigm Corp. (a)	5,731

		13,209

	Pharmaceuticals — 2.4%
260	Impax Laboratories, Inc. (a)	6,398
587	Nektar Therapeutics (a)	4,646
298	Sagent Pharmaceuticals, Inc. (a)	5,317
129	ViroPharma, Inc. (a)	3,888

		20,249

	Total Health Care	175,224

Industrials — 18.7%
	Aerospace & Defense — 1.0%
162	HEICO Corp.	8,350

	Building Products — 3.0%
168	Armstrong World Industries, Inc.	8,213
246	Simpson Manufacturing Co., Inc.	7,943
279	Trex Co., Inc. (a)	8,956

		25,112

	Commercial Services & Supplies — 1.0%
122	Clean Harbors, Inc. (a)	8,194

	Electrical Equipment — 1.5%
196	Acuity Brands, Inc.	12,290

	Industrial Conglomerates — 1.0%
171	Carlisle Cos., Inc.	8,536

	Machinery — 4.7%
114	Graco, Inc.	6,028
105	Middleby Corp. (a)	10,644
67	Proto Labs, Inc. (a)	2,288
200	Rexnord Corp. (a)	4,214
271	Titan International, Inc.	6,397
129	Wabtec Corp.	9,745

		39,316

	Professional Services — 0.9%
297	Mistras Group, Inc. (a)	7,084

	Road & Rail — 3.3%
606	Avis Budget Group, Inc. (a)	8,568
365	Marten Transport Ltd.	8,045
235	Old Dominion Freight Line, Inc. (a)	11,211

		27,824

	Trading Companies & Distributors — 2.3%
521	Rush Enterprises, Inc., Class A (a)	11,047
110	Watsco, Inc.	8,145

		19,192

	Total Industrials	155,898

Information Technology — 23.2%
	Communications Equipment — 1.9%
420	Aruba Networks, Inc. (a)	9,346
232	Riverbed Technology, Inc. (a)	6,512

		15,858

	Computers & Peripherals — 0.6%
171	Fusion-io, Inc. (a)	4,867

	Internet Software & Services — 5.3%
244	Bazaarvoice, Inc. (a)	4,852
388	Cornerstone OnDemand, Inc. (a)	8,476
319	DealerTrack Holdings, Inc. (a)	9,667
65	Demandware, Inc. (a)	1,922
517	Envestnet, Inc. (a)	6,470
33	ExactTarget, Inc. (a)	848
92	OpenTable, Inc. (a)	3,723
136	Rackspace Hosting, Inc. (a)	7,860

		43,818

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	IT Services — 1.1%
612	ServiceSource International, Inc. (a)	9,468

	Semiconductors & Semiconductor Equipment — 4.6%
202	Cavium, Inc. (a)	6,241
144	Cymer, Inc. (a)	7,205
126	Hittite Microwave Corp. (a)	6,867
585	Inphi Corp. (a)	8,300
233	Mellanox Technologies Ltd., (Israel) (a)	9,763

		38,376

	Software — 9.7%
156	BroadSoft, Inc. (a)	5,959
47	CommVault Systems, Inc. (a)	2,348
142	Concur Technologies, Inc. (a)	8,165
301	Fortinet, Inc. (a)	8,334
141	NetSuite, Inc. (a)	7,093
226	Nuance Communications, Inc. (a)	5,780
228	Parametric Technology Corp. (a)	6,365
297	RealPage, Inc. (a)	5,699
245	SolarWinds, Inc. (a)	9,485
180	Sourcefire, Inc. (a)	8,668
291	Take-Two Interactive Software, Inc. (a)	4,475
291	TIBCO Software, Inc. (a)	8,888

		81,259

	Total Information Technology	193,646

Materials — 0.7%
	Chemicals — 0.7%
207	Innospec, Inc. (a)	6,282

Telecommunication Services — 1.3%
	Diversified Telecommunication Services — 1.3%
878	Boingo Wireless, Inc. (a)	10,626

	Total Common Stocks (Cost $647,179)	815,042

NUMBER OF WARRANTS
Warrant — 0.0%
Energy — 0.0%
	Oil, Gas & Consumable Fuels — 0.0%
103	Magnum Hunter Resources Corp., expiring 10/14/13 (a) (c) (Cost $—)	—

SHARES
Short-Term Investment — 2.3%
	Investment Company — 2.3%
18,825	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.180% (b) (l) (m) (Cost $18,825)	18,825

Investment of Cash Collateral for Securities on Loan — 0.1%
	Investment Company — 0.1%
961	JPMorgan Prime Money Market Fund, Capital Shares, 0.220% (b) (l) (Cost $961)	961
	Total Investments — 100.1% (Cost $666,965)	834,828
	Liabilities in Excess of Other Assets — (0.1)%	(604)

	NET ASSETS — 100.0%	$834,224

Percentages indicated are based on net assets.

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	— Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)	— The rate shown is the current yield as of March 31, 2012.
(m)

—   All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$194,742
Aggregate gross unrealized depreciation	(26,879)

Net unrealized appreciation/depreciation	$167,863

Federal income tax cost of investments	$666,965

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$834,828	$—	$—	$834,828

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.0%
		Consumer Discretionary — 13.8%
		Auto Components — 0.4%
–	(h)	Spartan Motors, Inc.	1
116		Superior Industries International, Inc.	2,271

			2,272

		Distributors — 0.2%
72		VOXX International Corp. (a)	974

		Diversified Consumer Services — 1.2%
17		Cambium Learning Group, Inc. (a)	45
123		Lincoln Educational Services Corp.	975
222		Regis Corp.	4,090
160		School Specialty, Inc. (a)	567
251		Stewart Enterprises, Inc., Class A	1,521

			7,198

		Hotels, Restaurants & Leisure — 2.5%
14		Biglari Holdings, Inc. (a)	5,559
402		Boyd Gaming Corp. (a)	3,148
13		Dunkin’ Brands Group, Inc.	391
60		Einstein Noah Restaurant Group, Inc.	898
181		Isle of Capri Casinos, Inc. (a)	1,276
157		Multimedia Games Holding Co., Inc. (a)	1,720
138		Ruth’s Hospitality Group, Inc. (a)	1,048
17		Scientific Games Corp., Class A (a)	201
12		Town Sports International Holdings, Inc. (a)	154
24		Wyndham Worldwide Corp.	1,125

			15,520

		Household Durables — 2.0%
91		American Greetings Corp., Class A	1,399
71		Blyth, Inc.	5,306
29		CSS Industries, Inc.	566
112		La-Z-Boy, Inc. (a)	1,668
142		Leggett & Platt, Inc.	3,270
12		Lifetime Brands, Inc.	138

			12,347

		Internet & Catalog Retail — 0.2%
313		Orbitz Worldwide, Inc. (a)	954

		Leisure Equipment & Products — 0.8%
44		Arctic Cat, Inc. (a)	1,880
26		Brunswick Corp.	680
127		JAKKS Pacific, Inc.	2,214

			4,774

		Media — 1.8%
100		Belo Corp., Class A	716
49		Crown Media Holdings, Inc., Class A (a)	78
153		Entercom Communications Corp., Class A (a)	990
10		Fisher Communications, Inc. (a)	298
91		Journal Communications, Inc., Class A (a)	511
141		LIN TV Corp., Class A (a)	569
177		McClatchy Co. (The), Class A (a) (c)	511
23		Nexstar Broadcasting Group, Inc., Class A (a)	194
53		Outdoor Channel Holdings, Inc.	387
62		Scholastic Corp.	2,191
398		Sinclair Broadcast Group, Inc., Class A	4,406
4		Value Line, Inc.	48

			10,899

		Multiline Retail — 0.7%
54		Bon-Ton Stores, Inc. (The)	498
63		Dillard’s, Inc., Class A	3,964

			4,462

		Specialty Retail — 2.8%
272		Build-A-Bear Workshop, Inc. (a)	1,428
385		Conn’s, Inc. (a)	5,904
483		OfficeMax, Inc. (a)	2,763
1,062		Pacific Sunwear of California, Inc. (a)	1,868
87		Rent-A-Center, Inc.	3,288
9		Teavana Holdings, Inc. (a)	172
449		Wet Seal, Inc. (The), Class A (a)	1,548

			16,971

		Textiles, Apparel & Luxury Goods — 1.2%
28		Cherokee, Inc.	315
332		Liz Claiborne, Inc. (a)	4,432
55		Oxford Industries, Inc.	2,815

			7,562

		Total Consumer Discretionary	83,933

		Consumer Staples — 4.0%
		Food & Staples Retailing — 1.2%
7		Nash Finch Co.	206
5		Pantry, Inc. (The) (a)	59
3,293		Rite Aid Corp. (a)	5,729
81		Spartan Stores, Inc.	1,471

			7,465

		Food Products — 0.5%
73		B&G Foods, Inc.	1,652
12		Farmer Bros Co. (a)	130

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Food Products — Continued
226	Imperial Sugar Co.	1,062

		2,844

	Household Products — 0.8%
494	Central Garden & Pet Co., Class A (a)	4,752

	Personal Products — 0.5%
174	Prestige Brands Holdings, Inc. (a)	3,035

	Tobacco — 1.0%
133	Universal Corp.	6,179

	Total Consumer Staples	24,275

	Energy — 3.5%
	Energy Equipment & Services — 1.4%
439	Cal Dive International, Inc. (a)	1,449
19	Geokinetics, Inc. (a)	33
22	Gulf Island Fabrication, Inc.	641
92	Helix Energy Solutions Group, Inc. (a)	1,632
665	Hercules Offshore, Inc. (a)	3,146
157	Parker Drilling Co. (a)	934
33	Pioneer Drilling Co. (a)	286
45	Tesco Corp. (a)	643
4	Tetra Technologies, Inc. (a)	39

		8,803

	Oil, Gas & Consumable Fuels — 2.1%
24	Alon USA Energy, Inc.	218
22	Bonanza Creek Energy, Inc. (a)	478
48	Cloud Peak Energy, Inc. (a)	761
168	Energy Partners Ltd. (a)	2,784
8	Panhandle Oil and Gas, Inc., Class A	236
228	Petroquest Energy, Inc. (a) (c)	1,399
75	Renewable Energy Group, Inc. (a)	772
13	Solazyme, Inc. (a)	193
84	Stone Energy Corp. (a)	2,396
140	W&T Offshore, Inc.	2,949
22	Western Refining, Inc.	422
1	Westmoreland Coal Co. (a)	11

		12,619

	Total Energy	21,422

	Financials — 35.2%
	Capital Markets — 1.3%
20	Affiliated Managers Group, Inc. (a)	2,203
18	GAMCO Investors, Inc., Class A	873
47	Gladstone Capital Corp.	378
42	Gladstone Investment Corp.	317
161	Investment Technology Group, Inc. (a)	1,919
34	Janus Capital Group, Inc.	300
187	MCG Capital Corp.	794
28	Oppenheimer Holdings, Inc., Class A	486
24	Piper Jaffray Cos. (a)	647

		7,917

	Commercial Banks — 11.8%
50	1st Source Corp.	1,216
41	BancFirst Corp.	1,777
190	BancorpSouth, Inc.	2,553
83	Bank of Hawaii Corp.	4,008
31	Banner Corp.	687
68	BBCN Bancorp, Inc. (a)	757
105	Cathay General Bancorp	1,851
33	Central Pacific Financial Corp. (a)	430
4	Century Bancorp, Inc., Class A	101
37	Chemical Financial Corp.	860
10	Citizens & Northern Corp.	194
16	Citizens Republic Bancorp, Inc. (a)	245
89	City Holding Co.	3,094
50	CoBiz Financial, Inc.	351
69	Community Bank System, Inc.	1,986
56	Community Trust Bancorp, Inc.	1,809
23	Cullen/Frost Bankers, Inc.	1,338
71	Financial Institutions, Inc.	1,151
35	First Bancorp	384
99	First Busey Corp.	490
4	First Citizens BancShares, Inc., Class A	694
673	First Commonwealth Financial Corp.	4,117
22	First Community Bancshares, Inc.	297
121	First Financial Bancorp	2,098
19	First Financial Bankshares, Inc. (c)	673
59	First Interstate Bancsystem, Inc.	860
23	First Merchants Corp.	284
203	FirstMerit Corp.	3,417
236	FNB Corp.	2,854
1	Fulton Financial Corp.	13
18	Great Southern Bancorp, Inc.	439
43	Hancock Holding Co.	1,517
28	Heartland Financial USA, Inc.	480
26	Hudson Valley Holding Corp.	424
30	Lakeland Bancorp, Inc.	291
14	Lakeland Financial Corp.	367
146	MainSource Financial Group, Inc.	1,753
61	MB Financial, Inc.	1,278

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Commercial Banks — Continued
30	Metro Bancorp, Inc. (a)	350
19	OmniAmerican Bancorp, Inc. (a)	364
153	Oriental Financial Group, Inc.	1,845
56	PacWest Bancorp	1,368
11	S&T Bancorp, Inc.	236
9	Sierra Bancorp	85
28	Simmons First National Corp., Class A	713
131	Southwest Bancorp, Inc. (a)	1,208
18	StellarOne Corp.	212
24	Sterling Financial Corp. (a)	505
9	Suffolk Bancorp (a)	113
198	Susquehanna Bancshares, Inc.	1,958
28	SVB Financial Group (a)	1,827
224	TCF Financial Corp.	2,659
20	Tompkins Financial Corp.	805
73	Trustmark Corp.	1,829
95	UMB Financial Corp.	4,245
45	Umpqua Holdings Corp.	605
30	Valley National Bancorp	382
19	Washington Trust Bancorp, Inc.	461
10	West Bancorp, Inc.	95
25	West Coast Bancorp (a)	482
28	Westamerica Bancorp	1,344
209	Wilshire Bancorp, Inc. (a)	1,009

		71,838

	Consumer Finance — 1.6%
114	Advance America Cash Advance Centers, Inc.	1,197
11	Credit Acceptance Corp. (a)	1,157
162	DFC Global Corp. (a)	3,053
75	World Acceptance Corp. (a)	4,563

		9,970

	Diversified Financial Services — 0.4%
143	PHH Corp. (a)	2,212

	Insurance — 5.0%
337	American Equity Investment Life Holding Co.	4,309
23	American Safety Insurance Holdings Ltd. (a)	430
52	Arch Capital Group Ltd., (Bermuda) (a)	1,929
40	Argo Group International Holdings Ltd., (Bermuda)	1,204
33	Axis Capital Holdings Ltd., (Bermuda)	1,085
208	CNO Financial Group, Inc. (a)	1,620
51	Delphi Financial Group, Inc., Class A	2,272
6	EMC Insurance Group, Inc.	114
11	FBL Financial Group, Inc., Class A	381
37	Hallmark Financial Services (a)	291
49	Harleysville Group, Inc.	2,821
167	Horace Mann Educators Corp.	2,949
51	Meadowbrook Insurance Group, Inc.	478
105	Platinum Underwriters Holdings Ltd., (Bermuda)	3,821
29	ProAssurance Corp.	2,582
48	Selective Insurance Group, Inc.	852
33	StanCorp Financial Group, Inc.	1,335
160	Symetra Financial Corp.	1,846

		30,319

	Real Estate Investment Trusts (REITs) — 13.6%
16	Agree Realty Corp.	366
919	Anworth Mortgage Asset Corp.	6,046
99	Apartment Investment & Management Co., Class A	2,626
332	Ashford Hospitality Trust, Inc.	2,991
19	Brandywine Realty Trust	213
481	Capstead Mortgage Corp.	6,306
316	CBL & Associates Properties, Inc.	5,969
20	Colonial Properties Trust	439
217	Coresite Realty Corp.	5,114
376	CubeSmart	4,479
180	CYS Investments, Inc.	2,352
967	DCT Industrial Trust, Inc.	5,704
161	DiamondRock Hospitality Co.	1,657
13	EastGroup Properties, Inc.	633
299	Education Realty Trust, Inc.	3,242
177	FelCor Lodging Trust, Inc. (a)	636
64	First Industrial Realty Trust, Inc. (a)	787
42	Getty Realty Corp.	651
33	Home Properties, Inc.	2,038
97	Hospitality Properties Trust	2,578
40	LaSalle Hotel Properties	1,134
360	Lexington Realty Trust	3,235
50	LTC Properties, Inc.	1,600
144	MFA Financial, Inc.	1,076
182	Mission West Properties, Inc.	1,796
151	MPG Office Trust, Inc. (a) (c)	354
76	Parkway Properties, Inc.	801
116	Pennsylvania Real Estate Investment Trust	1,764

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Real Estate Investment Trusts (REITs) — Continued
109	Potlatch Corp.	3,413
81	PS Business Parks, Inc.	5,296
493	RAIT Financial Trust	2,452
58	Redwood Trust, Inc.	648
219	Sunstone Hotel Investors, Inc. (a)	2,133
32	Taubman Centers, Inc.	2,342

		82,871

	Thrifts & Mortgage Finance — 1.5%
128	Astoria Financial Corp.	1,258
12	BankFinancial Corp.	79
49	Beneficial Mutual Bancorp, Inc. (a)	432
86	Doral Financial Corp. (a)	132
12	ESB Financial Corp.	180
228	MGIC Investment Corp. (a)	1,130
28	OceanFirst Financial Corp.	399
298	Ocwen Financial Corp. (a)	4,664
13	WSFS Financial Corp.	525

		8,799

	Total Financials	213,926

	Health Care — 5.2%
	Biotechnology — 1.9%
14	Achillion Pharmaceuticals, Inc. (a)	135
121	Alkermes plc, (Ireland) (a)	2,246
968	AVI BioPharma, Inc. (a)	1,490
56	Celldex Therapeutics, Inc. (a)	285
56	Clovis Oncology, Inc. (a)	1,428
118	InterMune, Inc. (a)	1,736
847	Lexicon Pharmaceuticals, Inc. (a)	1,575
387	Oncothyreon, Inc. (a)	1,686
517	Savient Pharmaceuticals, Inc. (a)	1,126

		11,707

	Health Care Equipment & Supplies — 1.1%
9	AngioDynamics, Inc. (a)	114
188	Greatbatch, Inc. (a)	4,615
218	RTI Biologics, Inc. (a)	805
59	SurModics, Inc. (a)	901

		6,435

	Health Care Providers & Services — 2.1%
107	Amedisys, Inc. (a)	1,549
55	CardioNet, Inc. (a)	170
217	Cross Country Healthcare, Inc. (a)	1,090
22	Gentiva Health Services, Inc. (a)	196
81	LCA-Vision, Inc. (a)	505
107	Magellan Health Services, Inc. (a)	5,203
418	Skilled Healthcare Group, Inc., Class A (a)	3,198
13	WellCare Health Plans, Inc. (a)	898

		12,809

	Life Sciences Tools & Services — 0.1%
196	Affymetrix, Inc. (a)	836

	Total Health Care	31,787

	Industrials — 13.1%
	Aerospace & Defense — 1.4%
48	Ceradyne, Inc.	1,547
96	Cubic Corp.	4,548
343	GenCorp, Inc. (a)	2,432

		8,527

	Air Freight & Logistics — 0.3%
15	Atlas Air Worldwide Holdings, Inc. (a)	743
182	Pacer International, Inc. (a)	1,149

		1,892

	Airlines — 0.8%
44	Alaska Air Group, Inc. (a)	1,583
123	Hawaiian Holdings, Inc. (a)	641
214	Republic Airways Holdings, Inc. (a)	1,056
164	SkyWest, Inc.	1,806

		5,086

	Building Products — 0.9%
160	Gibraltar Industries, Inc. (a)	2,422
116	NCI Building Systems, Inc. (a)	1,338
65	Quanex Building Products Corp.	1,145
18	Trex Co., Inc. (a)	581

		5,486

	Commercial Services & Supplies — 1.7%
98	ACCO Brands Corp. (a) (m)	1,213
60	American Reprographics Co. (a)	323
341	EnergySolutions, Inc. (a)	1,669
55	G&K Services, Inc., Class A	1,895
60	HNI Corp.	1,654
28	Knoll, Inc.	459
128	Steelcase, Inc., Class A	1,225
54	United Stationers, Inc.	1,685

		10,123

	Construction & Engineering — 1.1%
52	Argan, Inc.	835
71	Comfort Systems USA, Inc.	772
155	EMCOR Group, Inc.	4,297
37	Michael Baker Corp. (a)	873

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Construction & Engineering — Continued
31	Pike Electric Corp. (a)	255

		7,032

	Electrical Equipment — 0.2%
60	LSI Industries, Inc.	438
27	Powell Industries, Inc. (a)	931

		1,369

	Industrial Conglomerates — 0.3%
46	Standex International Corp.	1,874

	Machinery — 3.0%
48	AGCO Corp. (a) (m)	2,257
59	American Railcar Industries, Inc. (a)	1,396
3	Ampco-Pittsburgh Corp.	51
144	Briggs & Stratton Corp.	2,578
10	Cascade Corp.	486
154	Douglas Dynamics, Inc.	2,119
101	Federal Signal Corp. (a)	562
49	Hurco Cos., Inc. (a)	1,379
32	Kadant, Inc. (a)	753
143	Meritor, Inc. (a)	1,156
35	Mueller Industries, Inc.	1,591
149	Mueller Water Products, Inc., Class A	496
18	NACCO Industries, Inc., Class A	2,036
9	Proto Labs, Inc. (a)	300
29	Rexnord Corp. (a)	618
11	Watts Water Technologies, Inc., Class A	428

		18,206

	Marine — 0.1%
106	Excel Maritime Carriers Ltd., (Greece) (a)	213
30	International Shipholding Corp.	681

		894

	Professional Services — 0.3%
15	Barrett Business Services, Inc.	299
4	FTI Consulting, Inc. (a)	161
45	ICF International, Inc. (a)	1,137

		1,597

	Road & Rail — 1.1%
2	Amerco, Inc.	222
29	Arkansas Best Corp.	544
25	Celadon Group, Inc.	392
20	Heartland Express, Inc.	286
58	RailAmerica, Inc. (a)	1,242
127	Saia, Inc. (a)	2,152
73	Werner Enterprises, Inc.	1,812

		6,650

	Trading Companies & Distributors — 1.6%
84	Aircastle Ltd.	1,026
125	Applied Industrial Technologies, Inc.	5,155
100	Interline Brands, Inc. (a)	2,152
31	TAL International Group, Inc.	1,142

		9,475

	Transportation Infrastructure — 0.3%
100	Wesco Aircraft Holdings, Inc. (a)	1,625

	Total Industrials	79,836

	Information Technology — 11.0%
	Communications Equipment — 1.5%
98	Arris Group, Inc. (a)	1,112
38	Bel Fuse, Inc., Class B	667
55	Black Box Corp.	1,390
167	Comtech Telecommunications Corp.	5,431
44	Oplink Communications, Inc. (a)	751

		9,351

	Computers & Peripherals — 0.8%
27	Dot Hill Systems Corp. (a)	41
192	Electronics for Imaging, Inc. (a)	3,183
33	Fusion-io, Inc. (a)	940
53	Imation Corp. (a)	325
43	Xyratex Ltd., (United Kingdom)	684

		5,173

	Electronic Equipment, Instruments & Components — 2.6%
48	Agilysys, Inc. (a)	430
9	Anixter International, Inc. (a)	638
78	Cognex Corp.	3,317
79	Coherent, Inc. (a)	4,602
14	M/A-COM Technology Solutions Holdings, Inc. (a)	290
84	Methode Electronics, Inc.	780
42	Newport Corp. (a)	735
53	Park Electrochemical Corp.	1,602
29	Richardson Electronics Ltd.	347
40	Tech Data Corp. (a)	2,187
72	Vishay Intertechnology, Inc. (a)	871

		15,799

	Internet Software & Services — 0.5%
23	Bazaarvoice, Inc. (a)	463
14	Demand Media, Inc. (a)	101

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Internet Software & Services — Continued
20	Demandware, Inc. (a)	590
15	ExactTarget, Inc. (a)	382
10	Millennial Media, Inc. (a)	233
217	United Online, Inc.	1,063

		2,832

	IT Services — 1.5%
29	CACI International, Inc., Class A (a)	1,775
91	CIBER, Inc. (a)	384
90	Convergys Corp. (a)	1,196
121	CSG Systems International, Inc. (a)	1,836
62	Euronet Worldwide, Inc. (a)	1,287
160	Global Cash Access Holdings, Inc. (a)	1,244
32	Stream Global Services, Inc. (a)	104
31	Unisys Corp. (a)	607
41	Vantiv, Inc., Class A (a)	797

		9,230

	Semiconductors & Semiconductor Equipment — 2.2%
70	Brooks Automation, Inc.	861
56	DSP Group, Inc. (a)	371
64	Exar Corp. (a)	536
73	Integrated Device Technology, Inc. (a)	524
88	Intermolecular, Inc. (a)	546
34	IXYS Corp. (a)	442
156	Lattice Semiconductor Corp. (a)	1,004
322	LTX-Credence Corp. (a)	2,312
34	Microsemi Corp. (a)	737
59	Novellus Systems, Inc. (a)	2,955
55	RF Micro Devices, Inc. (a)	274
51	Rudolph Technologies, Inc. (a)	565
62	Sigma Designs, Inc. (a)	323
23	Supertex, Inc. (a)	414
92	Tessera Technologies, Inc. (a)	1,582

		13,446

	Software — 1.9%
181	Aspen Technology, Inc. (a)	3,716
15	EPIQ Systems, Inc.	176
53	Fair Isaac Corp.	2,322
14	Guidewire Software, Inc. (a)	440
17	JDA Software Group, Inc. (a)	462
10	Jive Software, Inc. (a)	275
6	MicroStrategy, Inc., Class A (a)	798
103	TIBCO Software, Inc. (a)	3,129

		11,318

	Total Information Technology	67,149

	Materials — 5.4%
	Chemicals — 2.0%
32	Georgia Gulf Corp. (a)	1,116
79	Innophos Holdings, Inc.	3,954
62	Minerals Technologies, Inc.	4,069
150	Spartech Corp. (a)	730
119	Tredegar Corp.	2,325

		12,194

	Construction Materials — 0.0% (g)
28	Headwaters, Inc. (a)	115

	Containers & Packaging — 0.6%
166	Graphic Packaging Holding Co. (a)	917
176	Myers Industries, Inc.	2,601

		3,518

	Metals & Mining — 1.7%
56	AM Castle & Co. (a)	712
71	Coeur d’Alene Mines Corp. (a)	1,695
235	Hecla Mining Co.	1,087
98	US Silica Holdings, Inc. (a)	2,054
236	Worthington Industries, Inc.	4,523

		10,071

	Paper & Forest Products — 1.1%
34	Buckeye Technologies, Inc.	1,162
18	Domtar Corp., (Canada)	1,707
79	Neenah Paper, Inc.	2,358
88	PH Glatfelter Co.	1,384

		6,611

	Total Materials	32,509

	Telecommunication Services — 0.8%
	Diversified Telecommunication Services — 0.4%
605	Alaska Communications Systems Group, Inc.	1,863
40	Consolidated Communications Holdings, Inc.	790

		2,653

	Wireless Telecommunication Services — 0.4%
172	Leap Wireless International, Inc. (a)	1,497
56	USA Mobility, Inc.	783

		2,280

	Total Telecommunication Services	4,933

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Utilities — 6.0%
	Electric Utilities — 1.9%
151	El Paso Electric Co.	4,893
199	Portland General Electric Co.	4,958
51	UniSource Energy Corp.	1,880

		11,731

	Gas Utilities — 2.1%
87	AGL Resources, Inc. (m)	3,412
131	Laclede Group, Inc. (The)	5,096
12	New Jersey Resources Corp.	517
23	Piedmont Natural Gas Co., Inc.	718
76	Southwest Gas Corp.	3,261

		13,004

	Multi-Utilities — 1.8%
175	Avista Corp.	4,471
19	CH Energy Group, Inc.	1,295
143	NorthWestern Corp.	5,085

		10,851

	Water Utilities — 0.2%
33	California Water Service Group	595
32	Consolidated Water Co., Ltd., (Cayman Islands)	255

		850

	Total Utilities	36,436

	Total Common Stocks (Cost $488,255)	596,206

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 0.3%
2,020	U.S. Treasury Note, 0.500%, 11/30/12 (k) (m) (Cost $2,025)	2,024

SHARES
Short-Term Investment — 2.5%
	Investment Company — 2.5%
15,423	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.180% (b) (l) (m) (Cost $15,423)	15,423

Investment of Cash Collateral for Securities on Loan — 0.1%
	Investment Company — 0.1%
695	JPMorgan Prime Money Market Fund, Capital Shares, 0.220% (b) (l) (Cost $695)	695

	Total Investments — 100.9% (Cost $506,398)	614,348
	Liabilities in Excess of Other Assets — (0.9)%	(5,636)

	NET ASSETS — 100.0%	$608,712

Percentages indicated are based on net assets.

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
170	E-mini Russell 2000	06/15/12	$14,071	$345

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	— Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	— Amount rounds to less than 0.1%.
(h)	— Amount rounds to less than one thousand (shares or dollars).
(k)	— All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	— The rate shown is the current yield as of March 31, 2012.
(m)

—   All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$145,216
Aggregate gross unrealized depreciation	(37,266)

Net unrealized appreciation/depreciation	$107,950

Federal income tax cost of investments	$506,398

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$612,324	$2,024	$—	$614,348
Appreciation in Other Financial Instruments
Futures Contracts	$345	$—	$—	$345

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
May 29, 2012

By:	/s/	Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
May 29, 2012